UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2023

Date of reporting period:	October 31, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

October 31, 2022
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | NYSE Arca
iShares U.S. Utilities ETF | IDU | NYSE Arca
2022 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of
Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience.
Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes.
The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe)
offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of October 31, 2022
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(5.50)% (14.61)%
U.S. small cap equities
(Russell 2000
®
Index)
(0.20) (18.54)
International equities
(MSCI Europe, Australasia,
Far East Index)
(12.70) (23.00)
Emerging market equities
(MSCI Emerging Markets
Index)
(19.66) (31.03)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.72 0.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.24) (17.68)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.86) (15.68)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.43) (11.98)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
(4.71) (11.76)

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Dow Jones U.S. ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones
U.S. Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (5.91) % (16.86) % 9.72% 12.25% (16.86) % 59.01% 217.57%
Fund Market ................
(5.87) (16.79) 9.73 12.26 – % (16.79) 59.09 217.77
Index ..................... (5. 82 ) (16.72) 9.93 12.46 (16. 7 2 ) 60.52 223.62
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 940.90  $ 0.98  $ 1,000.00  $ 1,024.20  $ 1.02  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 25.8%
Health Care ................................... 14.9
Financials ..................................... 11.9
Consumer Discretionary ........................... 10.9
Industrials ..................................... 9.0
Communication Services ........................... 7.1
Consumer Staples ............................... 6.5
Energy ....................................... 5.2
Real Estate .................................... 3.1
Utilities ....................................... 2.9
Materials ..................................... 2.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.4%
Microsoft Corp. ................................. 4.8
Amazon.com, Inc. ............................... 2.5
Tesla, Inc. ..................................... 1.7
Alphabet, Inc., Class A ............................ 1.6
Berkshire Hathaway, Inc., Class B .................... 1.5
UnitedHealth Group, Inc. ........................... 1.4
Alphabet, Inc., Class C, NVS ........................ 1.4
Exxon Mobil Corp. ............................... 1.3
Johnson & Johnson .............................. 1.3
aaa aa

iShares
®
MSCI KLD 400 Social ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (8.14) % (20.10) % 10.09% 12.48% (20.10) % 61.71% 224.29%
Fund Market ................
(8.14) (20.14) 10.08 12.48 – % (20.14) 61.61 224.18
Index ..................... (8.03) (19.92) 10.40 12.93  (19.92) 63.97 237.34
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 918.60  $ 1.21  $ 1,000.00  $ 1,023.95  $ 1.28  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 30.7%
Health Care ................................... 12.3
Consumer Discretionary ........................... 11.5
Financials ..................................... 10.0
Communication Services ........................... 8.9
Industrials ..................................... 8.9
Consumer Staples ............................... 8.4
Real Estate .................................... 3.5
Materials ..................................... 2.8
Energy ....................................... 2.0
Utilities ....................................... 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 9.4%
Tesla, Inc. ..................................... 3.4
Alphabet, Inc., Class A ............................ 3.2
Alphabet, Inc., Class C, NVS ........................ 3.0
Visa, Inc., Class A ............................... 1.9
NVIDIA Corp. .................................. 1.9
Procter & Gamble Co. (The) ........................ 1.8
Home Depot, Inc. (The) ........................... 1.7
Mastercard , Inc., Class A ........................... 1.6
AbbVie, Inc. ................................... 1.5
aaa aa

iShares
®
MSCI USA ESG Select ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (6.11) % (19.02) % 10.50% 12.54% (19.02) % 64.73% 226.01%
Fund Market ................
(6.04) (19.00) 10.51 12.55 – % (19.00) 64.80 226.07
Index ..................... (5.99) (18.84) 10.80 12.98  (18.84) 67.01 238.97
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 938.90  $ 1.22  $ 1,000.00  $ 1,023.95  $ 1.28  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 29.3%
Health Care ................................... 13.0
Financials ..................................... 11.3
Industrials ..................................... 10.0
Consumer Staples ............................... 9.9
Consumer Discretionary ........................... 8.3
Communication Services ........................... 5.5
Energy ....................................... 4.9
Real Estate .................................... 3.3
Materials ..................................... 3.2
Utilities ....................................... 1.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 4.9%
Microsoft Corp. ................................. 4.5
Alphabet, Inc., Class A ............................ 1.9
Home Depot, Inc. (The) ........................... 1.8
Tesla, Inc. ..................................... 1.8
PepsiCo, Inc. .................................. 1.8
Kellogg Co. .................................... 1.6
Automatic Data Processing, Inc. ...................... 1.6
Texas Instruments, Inc. ............................ 1.5
Johnson Controls International PLC ................... 1.5
aaa aa

iShares
®
U.S. Basic Materials ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Basic Materials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (14.75) % (9.47) % 5.44% 7.78% (9.47) % 30.34% 111.62%
Fund Market ................
(14.76) (9.51) 5.44 7.79 – % (9.51) 30.32 111.66
Index ..................... (14.59) (9.10) 5.86 8.21 (9.10) 32.93 120.08
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 852.50  $ 1.87  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Chemicals .................................... 64.3%
Metals & Mining ................................. 25.4
Trading Companies & Distributors ..................... 4.6
Containers & Packaging ........................... 4.2
Other (each representing less than 1%) ................. 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Linde PLC .................................... 18.1%
Air Products and Chemicals, Inc. ..................... 7.2
Freeport-McMoRan, Inc. ........................... 6.2
Ecolab, Inc. ................................... 5.3
Nucor Corp. ................................... 4.8
Dow, Inc. ..................................... 4.7
Newmont Corp. ................................. 4.6
Albemarle Corp. ................................ 4.5
Fastenal Co. ................................... 3.9
International Flavors & Fragrances, Inc. ................. 3.5
aaa aa

iShares
®
U.S. Consumer Discretionary ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Consumer Discretionary ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector, as represented by the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 through
September 19, 2021 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (7.83) % (26.61) % 9.01% 12.14% (26.61) % 53.94% 214.48%
Fund Market ................
(7.74) (26.58) 9.03 12.15 – % (26.58) 54.06 214.66
Index ..................... (7.67) (26.35) 9.48 12 . 62 (26.35) 57.26 228. 20
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 921.70  $ 1.94  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Retailing ...................................... 34.1%
Consumer Services .............................. 17.3
Media & Entertainment ............................ 14.2
Automobiles & Components ........................ 12.8
Food & Staples Retailing ........................... 8.3
Consumer Durables & Apparel ....................... 7.8
Transportation .................................. 3.4
Household & Personal Products ...................... 1.1
Other (each representing less than 1%) ................. 1.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Amazon.com, Inc. ............................... 12.0%
Tesla, Inc. ..................................... 8.4
Home Depot, Inc. (The) ........................... 4.4
McDonald's Corp. ............................... 4.2
Walt Disney Co. (The) ............................ 4.1
Costco Wholesale Corp. ........................... 4.1
Walmart, Inc. ................................... 4.0
Netflix, Inc. .................................... 2.9
Lowe's Companies, Inc. ........................... 2.8
Nike, Inc., Class B ............................... 2.6
aaa aa

iShares
®
U.S. Consumer Staples ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector, as represented by the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of Dow Jones U.S. Consumer Goods Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (3.30) % 9.14% 12.64% 12.61% 9.14% 81.36% 227.96%
Fund Market .................
(3.22) 9.19 12.67 12.61 – % 9.19 81.54 228.06
Index ...................... (3.11) 9.62 13. 12 13 . 09 9.62 85. 19 242.09
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 967.00  $ 1.98  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Food, Beverage & Tobacco ......................... 60.6%
Household & Personal Products ...................... 22.1
Health Care Equipment & Services .................... 8.3
Food & Staples Retailing ........................... 6.6
Materials ..................................... 2.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Procter & Gamble Co. (The) ........................ 15.1%
PepsiCo, Inc. .................................. 11.8
Coca-Cola Co. (The) ............................. 11.0
Philip Morris International, Inc. ....................... 6.7
CVS Health Corp. ............................... 4.2
Altria Group, Inc. ................................ 3.5
Mondelez International, Inc., Class A ................... 3.5
McKesson Corp. ................................ 2.9
Colgate-Palmolive Co. ............................ 2.9
Archer-Daniels-Midland Co. ......................... 2.8
aaa aa

iShares
®
U.S. Energy ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Russell
1000 Energy RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Oil & Gas Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 23.55% 59.45% 9.93% 4.97% 59.45% 60.57% 62.40%
Fund Market ..................
23.56 59.45 9.95 4.99 – % 59.45 60.67 62.73
Index ....................... 23.81 60.09 10.37  5.3 7 60.09 63.80 6 8.76
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,235.50  $ 2.25  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil, Gas & Consumable Fuels ....................... 89.0%
Energy Equipment & Services ....................... 7.5
Semiconductors & Semiconductor Equipment ............. 2.9
Electrical Equipment .............................. 0.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exxon Mobil Corp. ............................... 21.7%
Chevron Corp. .................................. 16.8
ConocoPhillips ................................. 7.8
EOG Resources, Inc. ............................. 4.6
Schlumberger Ltd. ............................... 4.0
Pioneer Natural Resources Co. ...................... 3.4
Occidental Petroleum Corp. ......................... 3.2
Marathon Petroleum Corp. ......................... 3.0
Devon Energy Corp. .............................. 2.6
Phillips 66 ..................................... 2.6
aaa aa

iShares
®
U.S. Financial Services ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (1.47) % (18.95) % 6.99% 12.55% (18.95) % 40.20% 226.06%
Fund Market ................
(1.40) (18.93) 7.00 12.55 – % (18.93) 40.26 226.22
Index ..................... (1.28) (18.65) 7.42 13.01  (18.65) 43.05 239.85
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 985.30  $ 2.00  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Diversified Financials ............................. 41.1%
Banks ....................................... 40.9
Software & Services .............................. 17.7
Insurance ..................................... 0.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
JPMorgan Chase & Co. ........................... 10.6%
Visa, Inc., Class A ............................... 9.7
Mastercard , Inc., Class A ........................... 8.0
Bank of America Corp. ............................ 7.2
Wells Fargo & Co. ............................... 5.0
Charles Schwab Corp. (The) ........................ 3.5
Goldman Sachs Group, Inc. (The) .................... 3.4
Morgan Stanley ................................. 3.1
S&P Global, Inc. ................................ 3.1
BlackRock, Inc. ................................. 2.8
aaa aa

iShares
®
U.S. Financials ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 through September
19, 2021 reflects the performance of the Dow Jones U.S. Financials Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000
Financials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 0.46% (14.04) % 7.51% 11.70% (14.04) % 43.63% 202.31%
Fund Market .................
0.53 (14.00) 7.52 11.70 – % (14.00) 43.68 202.45
Index ...................... 0.68 (13.69) 7.93 12.16 (13.69) 46.49 214.99
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,004.60  $ 2.02  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Diversified Financials ............................. 43.5%
Banks ....................................... 32.7
Insurance ..................................... 23.3
Software & Services .............................. 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 9.6%
JPMorgan Chase & Co. ........................... 7.2
Bank of America Corp. ............................ 5.5
Wells Fargo & Co. ............................... 4.4
Charles Schwab Corp. (The) ........................ 3.2
Goldman Sachs Group, Inc. (The) .................... 3.0
S&P Global, Inc. ................................ 2.8
Morgan Stanley ................................. 2.7
BlackRock, Inc. ................................. 2.5
Chubb Ltd. .................................... 2.3
aaa aa

iShares
®
U.S. Healthcare ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the
Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Health Care Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 1.71% (3.45) % 11.58% 14.26% (3.45) % 72.96% 279.20%
Fund Market .................
1.83 (3.37) 11.60 14.26 – % (3.37) 73.09 279.40
Index ...................... 1.91 (3.08) 12.01 14.73 (3.08) 76.31 295.09
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,017.10  $ 2.03  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 31.0%
Health Care Providers & Services ..................... 20.7
Health Care Equipment & Supplies .................... 18.5
Biotechnology .................................. 17.5
Life Sciences Tools & Services ....................... 11.6
Other (each representing less than 1%) ................. 0.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 10.2%
Johnson & Johnson .............................. 9.0
Eli Lilly & Co. .................................. 6.0
Pfizer, Inc. .................................... 5.1
AbbVie, Inc. ................................... 5.1
Merck & Co., Inc. ................................ 5.0
Thermo Fisher Scientific, Inc. ........................ 3.9
Abbott Laboratories .............................. 3.3
Bristol-Myers Squibb Co. ........................... 3.2
Danaher Corp. ................................. 3.2
aaa aa

iShares
®
U.S. Industrials ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Industrials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (2.98) % (14.53) % 7.14% 11.81% (14.53) % 41.17% 205.44%
Fund Market ................
(2.92) (14.53) 7.14 11.81 – % (14.53) 41.15 205.26
Index ..................... (2.78) (14.20) 7.57  12.29 (14.20) 44.06 218.73
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 970.20  $ 1.99  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Capital Goods .................................. 45.8%
Software & Services .............................. 27.7
Transportation .................................. 10.6
Materials ..................................... 5.9
Commercial  & Professional Services .................. 3.3
Diversified Financials ............................. 3.1
Technology Hardware & Equipment ................... 2.1
Other (each representing less than 1%) ................. 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Visa, Inc., Class A ............................... 7.3%
Mastercard, Inc., Class A ........................... 6.0
Accenture PLC, Class A ........................... 3.8
Raytheon Technologies Corp. ....................... 3.0
Honeywell International, Inc. ........................ 2.9
Union Pacific Corp. .............................. 2.6
United Parcel Service, Inc., Class B ................... 2.6
Lockheed Martin Corp. ............................ 2.5
Caterpillar, Inc. ................................. 2.4
Deere & Co. ................................... 2.4
      aaa aa

iShares
®
U.S. Technology ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 through September 19,
2021 reflects the performance of the Dow Jones U.S. Technology Capped Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Technology
RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (14.57) % (30.56) % 14.33% 16.88% (30.56) % 95.37% 375.89%
Fund Market ................
(14.53) (30.53) 14.34 16.89 – % (30.53) 95.44 376.05
Index ..................... (14.41) (30.30) 14.80 17.37 (30.30) 99.37 396.20
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 854.30  $ 1.87  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ..................................... 34.8%
Technology Hardware, Storage & Peripherals ............. 21.7
Semiconductors & Semiconductor Equipment ............. 21.5
Interactive Media & Services ........................ 13.4
IT Services .................................... 5.8
Electronic Equipment, Instruments & Components .......... 1.9
Other (each representing less than 1%) ................. 0.9
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 20.3%
Microsoft Corp. ................................. 15.3
Alphabet, Inc., Class A ............................ 5.2
Alphabet, Inc., Class C, NVS ........................ 4.7
NVIDIA Corp. .................................. 4.4
Meta Platforms, Inc., Class A ........................ 2.9
Broadcom, Inc. ................................. 2.7
Salesforce, Inc. ................................. 2.3
Adobe, Inc. .................................... 2.2
Texas Instruments, Inc. ............................ 2.2
aaa aa

iShares
®
U.S. Transportation ETF

2022
iShares Semi-Annual Report to Shareholders
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Transportation ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the S&P Transportation Select Industry FMC Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through July 18, 2021 reflects the performance of the Dow Jones Transportation Average Index
TM
. Index performance beginning on July 19, 2021 reflects the performance of the S&P Transportation Select Industry FMC Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................. (11.99) % (20.65) % 5.08% 10.16% (20.65) % 28.09% 163.20%
Fund Market ................
(11.92) (20.65) 5.08 10.16 – % (20.65) 28.12 163.18
Index ..................... (11.83) (20.36) 6.06 10.69 (20.36) 34.21 176.22
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 880.10  $ 1.90  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Road & Rail ................................... 52.2%
Air Freight & Logistics ............................. 29.9
Airlines ...................................... 16.3
Marine ....................................... 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Union Pacific Corp. .............................. 17.8%
United Parcel Service, Inc., Class B ................... 17.8
CSX Corp. .................................... 6.6
Old Dominion Freight Line, Inc. ...................... 5.0
Norfolk Southern Corp. ............................ 4.6
Uber Technologies, Inc. ............................ 4.3
Delta Air Lines, Inc. .............................. 4.3
Southwest Airlines Co. ............................ 4.2
FedEx Corp. ................................... 3.9
Expeditors International of Washington, Inc. .............. 3.2
aaa aa

iShares
®
U.S. Utilities ETF

Fund Summary
Fund Summary
as of October 31, 2022
Investment Objective
The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Russell
1000 Utilities RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Utilities Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... (4.63) % 1.42% 6.48% 9.46% 1.42% 36.90% 146.92%
Fund Market .................
(4.54) 1.40 6.49 9.46 – % 1.40 36.93 147.02
Index ...................... (4.43) 1.76 6.92 9.93 1.76 39.70 157.67
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 953.70  $ 1.97  $ 1,000.00  $ 1,023.19  $ 2.04  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 57.0%
Multi-Utilities ................................... 25.0
Commercial Services & Supplies ..................... 9.2
Water Utilities .................................. 3.2
Independent Power and Renewable Electricity Producers ..... 2.7
Gas Utilities ................................... 2.5
Electrical Equipment .............................. 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NextEra Energy, Inc. ............................. 13.5%
Duke Energy Corp. .............................. 6.4
Southern Co. (The) .............................. 6.2
Waste Management, Inc. ........................... 5.8
Dominion Energy, Inc. ............................. 5.2
Sempra Energy ................................. 4.2
American Electric Power Co., Inc. ..................... 4.0
Exelon Corp. ................................... 3.4
Xcel Energy, Inc. ................................ 3.2
Consolidated Edison, Inc. .......................... 2.8
aaa aa

About Fund Performance

2022
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Axon Enterprise, Inc.
(a)
..................... 2,748 $ 399,669
Boeing Co. (The)
(a)
........................ 22,718 3,237,542
BWX Technologies, Inc. .................... 3,834 218,461
Curtiss-Wright Corp. ....................... 1,577 264,668
General Dynamics Corp. .................... 9,151 2,285,920
HEICO Corp. ........................... 1,619 263,314
HEICO Corp. , Class A ...................... 2,817 358,604
Hexcel Corp. ............................ 3,502 195,061
Howmet Aerospace, Inc. .................... 14,846 527,775
Huntington Ingalls Industries, Inc. .............. 1,651 424,423
L3Harris Technologies, Inc. .................. 7,808 1,924,438
Lockheed Martin Corp. ..................... 9,598 4,671,155
Mercury Systems, Inc.
(a)
.................... 2,325 112,530
Northrop Grumman Corp. ................... 5,924 3,252,335
Raytheon Technologies Corp. ................ 60,017 5,690,812
Textron, Inc. ............................ 8,558 585,710
TransDigm Group, Inc. ..................... 2,102 1,210,248
Woodward, Inc.
(b)
......................... 2,393 219,438
25,842,103
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 5,012 489,773
Expeditors International of Washington, Inc. ....... 6,644 650,115
FedEx Corp. ............................ 9,723 1,558,403
GXO Logistics, Inc.
(a)
...................... 4,826 176,342
United Parcel Service, Inc. , Class B ............ 29,751 4,991,325
7,865,958
a
Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,156 229,236
American Airlines Group, Inc.
(a) (b)
.............. 26,196 371,459
Delta Air Lines, Inc.
(a)
...................... 26,224 889,780
JetBlue Airways Corp.
(a)
.................... 12,644 101,658
Joby Aviation, Inc. , Class A
(a) (b)
................ 10,617 51,174
Southwest Airlines Co.
(a)
.................... 24,240 881,124
United Airlines Holdings, Inc.
(a)
................ 13,413 577,832
3,102,263
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
............................. 11,052 1,006,506
Autoliv, Inc. ............................. 3,224 259,048
BorgWarner, Inc. ......................... 9,565 358,974
Fox Factory Holding Corp.
(a)
.................. 1,694 148,818
Gentex Corp. ........................... 9,456 250,489
Lear Corp. ............................. 2,408 334,014
QuantumScape Corp.
(a) (b)
................... 10,409 86,707
2,444,556
a
Automobiles  —  2 .1%
Ford Motor Co. .......................... 160,922 2,151,527
General Motors Co. ....................... 59,441 2,333,059
Harley-Davidson, Inc. ...................... 5,412 232,716
Lucid Group, Inc.
(a) (b)
....................... 23,825 340,459
Rivian Automotive, Inc. , Class A
(a)
.............. 22,179 775,600
Tesla, Inc.
(a)
............................. 108,398 24,664,881
Thor Industries, Inc. ....................... 2,232 181,841
30,680,083
a
Banks  —  3 .9%
Bank of America Corp. ..................... 284,645 10,258,606
Bank OZK ............................. 4,720 202,866
BOK Financial Corp. ....................... 1,290 142,145
Citigroup, Inc. ........................... 78,829 3,615,098
Citizens Financial Group, Inc. ................ 20,315 830,883
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 5,373 $ 378,796
Commerce Bancshares, Inc. ................. 4,509 319,418
Cullen/Frost Bankers, Inc. ................... 2,609 404,525
East West Bancorp, Inc. .................... 5,838 417,826
Fifth Third Bancorp ....................... 27,895 995,573
First Citizens BancShares, Inc. , Class A .......... 533 438,190
First Financial Bankshares, Inc. ............... 5,160 198,608
First Horizon Corp. ........................ 21,668 531,083
First Republic Bank ....................... 7,436 893,064
FNB Corp. ............................. 14,552 210,276
Glacier Bancorp, Inc. ...................... 4,618 264,519
Home BancShares, Inc. .................... 7,656 195,151
Huntington Bancshares, Inc. ................. 59,122 897,472
JPMorgan Chase & Co. .................... 119,351 15,023,904
KeyCorp ............................... 38,248 683,492
M&T Bank Corp. ......................... 7,147 1,203,340
Pinnacle Financial Partners, Inc. ............... 3,164 262,580
PNC Financial Services Group, Inc. (The) ........ 16,689 2,700,781
Popular, Inc. ............................ 3,101 219,303
Prosperity Bancshares, Inc. .................. 3,625 259,441
Regions Financial Corp. .................... 37,715 827,844
Signature Bank .......................... 2,532 401,398
SouthState Corp. ......................... 3,080 278,524
SVB Financial Group
(a)
..................... 2,379 549,454
Synovus Financial Corp. .................... 6,002 239,180
Truist Financial Corp. ...................... 54,026 2,419,824
U.S. Bancorp ........................... 55,066 2,337,552
UMB Financial Corp. ...................... 1,768 147,133
Umpqua Holdings Corp. .................... 9,059 180,093
United Bankshares, Inc. .................... 5,482 232,163
Valley National Bancorp .................... 17,336 205,778
Webster Financial Corp. .................... 7,225 392,028
Wells Fargo & Co. ........................ 154,410 7,101,316
Western Alliance Bancorp ................... 4,439 298,168
Wintrust Financial Corp. .................... 2,442 228,620
Zions Bancorp NA ........................ 6,037 313,562
57,699,577
a
Beverages  —  1 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 374 139,610
Brown-Forman Corp. , Class B , NVS ............ 7,480 508,640
Celsius Holdings, Inc.
(a) (b)
.................... 1,631 148,552
Coca-Cola Co. (The) ...................... 158,279 9,472,998
Constellation Brands, Inc. , Class A ............. 6,487 1,602,808
Keurig Dr Pepper, Inc.
(b)
.................... 34,574 1,342,854
Molson Coors Beverage Co. , Class B ........... 7,711 388,866
Monster Beverage Corp.
(a)
................... 15,652 1,466,905
National Beverage Corp. .................... 987 46,804
PepsiCo, Inc. ........................... 56,193 10,203,525
25,321,562
a
Biotechnology  —  2 .6%
AbbVie, Inc. ............................ 71,974 10,536,994
Alkermes PLC
(a)
.......................... 6,795 154,246
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 4,879 1,011,222
Amgen, Inc. ............................ 21,795 5,892,278
Apellis Pharmaceuticals, Inc.
(a)
................ 3,800 229,862
Arrowhead Pharmaceuticals, Inc.
(a) (b)
............ 4,198 146,132
Beam Therapeutics, Inc.
(a) (b)
.................. 2,406 106,008
Biogen, Inc.
(a)
........................... 5,883 1,667,478
Biohaven Ltd.
(a)
.......................... 2,324 38,509
BioMarin Pharmaceutical, Inc.
(a)
............... 7,579 656,569
Blueprint Medicines Corp.
(a)
.................. 2,401 124,468
CRISPR Therapeutics AG
(a) (b)
................. 3,174 166,127

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Biotechnology (continued)
Denali Therapeutics, Inc.
(a) (b)
................. 4,402 $ 126,249
Exact Sciences Corp.
(a) (b)
.................... 7,280 253,198
Exelixis, Inc.
(a)
........................... 12,734 211,130
Fate Therapeutics, Inc.
(a) (b)
................... 3,258 68,157
Gilead Sciences, Inc. ...................... 51,010 4,002,245
Halozyme Therapeutics, Inc.
(a) (b)
............... 5,733 274,095
Horizon Therapeutics PLC
(a)
................. 9,380 584,562
Incyte Corp.
(a)
........................... 7,440 553,090
Intellia Therapeutics, Inc.
(a)
.................. 3,094 163,301
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 5,750 254,150
Mirati Therapeutics, Inc.
(a)
................... 1,992 134,101
Moderna, Inc.
(a) (b)
......................... 13,692 2,058,318
Natera, Inc.
(a)
........................... 3,947 185,351
Neurocrine Biosciences, Inc.
(a)
................ 3,944 454,033
Novavax, Inc.
(a) (b)
......................... 3,251 72,400
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,361 3,265,299
Sarepta Therapeutics, Inc.
(a)
................. 3,601 410,586
Seagen, Inc.
(a)
........................... 5,563 707,391
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 2,734 110,618
United Therapeutics Corp.
(a)
.................. 1,873 431,783
Vertex Pharmaceuticals, Inc.
(a)
................ 10,454 3,261,648
Vir Biotechnology, Inc.
(a)
.................... 3,026 66,511
38,378,109
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 5,366 293,949
Advanced Drainage Systems, Inc. ............. 2,610 302,447
Allegion PLC ............................ 3,605 377,696
Armstrong World Industries, Inc. ............... 1,866 141,014
Builders FirstSource, Inc.
(a)
.................. 6,350 391,541
Carlisle Companies, Inc. .................... 2,102 501,958
Carrier Global Corp. ....................... 34,159 1,358,162
Fortune Brands Home & Security, Inc. ........... 5,297 319,515
Johnson Controls International PLC ............ 28,023 1,620,850
Lennox International, Inc. ................... 1,303 304,342
Masco Corp. ............................ 9,176 424,573
Owens Corning .......................... 3,976 340,385
Trane Technologies PLC .................... 9,427 1,504,832
Trex Co., Inc.
(a)
.......................... 4,585 220,493
UFP Industries, Inc. ....................... 2,508 178,645
Zurn Elkay Water Solutions Corp. .............. 5,931 139,319
8,419,721
a
Capital Markets  —  3 .3%
Affiliated Managers Group, Inc. ............... 1,598 198,408
Ameriprise Financial, Inc. ................... 4,385 1,355,491
Ares Management Corp. , Class A .............. 6,298 477,577
Bank of New York Mellon Corp. (The) ........... 29,809 1,255,257
BlackRock, Inc.
(c)
......................... 6,136 3,963,304
Blackstone, Inc. , NVS ...................... 28,599 2,606,513
Blue Owl Capital, Inc. , Class A ................ 13,586 136,132
Carlyle Group, Inc. (The) .................... 8,822 249,486
Cboe Global Markets, Inc. ................... 4,352 541,824
Charles Schwab Corp. (The) ................. 62,104 4,947,826
CME Group, Inc. , Class A ................... 14,630 2,535,379
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,403 424,199
FactSet Research Systems, Inc. ............... 1,546 657,808
Federated Hermes, Inc. , Class B .............. 3,446 119,748
Franklin Resources, Inc. .................... 11,668 273,615
Goldman Sachs Group, Inc. (The) ............. 13,883 4,782,832
Houlihan Lokey, Inc. , Class A ................. 2,047 182,838
Interactive Brokers Group, Inc. , Class A
(b)
......... 4,184 335,348
Intercontinental Exchange, Inc. ............... 22,677 2,167,241
Invesco Ltd. ............................ 18,511 283,589
Janus Henderson Group PLC ................ 5,392 122,776
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 7,812 $ 268,811
KKR & Co., Inc. .......................... 23,444 1,140,082
Lazard Ltd. , Class A ....................... 4,625 174,409
LPL Financial Holdings, Inc. .................. 3,251 831,118
MarketAxess Holdings, Inc. .................. 1,507 367,768
Moody's Corp. ........................... 6,421 1,700,730
Morgan Stanley .......................... 54,461 4,475,060
Morningstar, Inc. ......................... 1,019 236,591
MSCI, Inc. , Class A ....................... 3,275 1,535,516
Nasdaq, Inc. ............................ 13,793 858,476
Northern Trust Corp. ....................... 8,396 708,203
Raymond James Financial, Inc. ............... 7,844 926,690
Robinhood Markets, Inc. , Class A
(a) (b)
............ 20,512 239,580
S&P Global, Inc. ......................... 13,858 4,451,882
SEI Investments Co. ....................... 4,321 234,630
State Street Corp. ........................ 14,958 1,106,892
Stifel Financial Corp. ...................... 4,378 270,867
T Rowe Price Group, Inc. ................... 9,116 967,755
TPG, Inc. , Class A
(b)
....................... 2,081 63,991
Tradeweb Markets, Inc. , Class A ............... 4,373 240,865
Virtu Financial, Inc. , Class A .................. 3,888 87,013
48,504,120
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 9,041 2,263,866
Albemarle Corp. ......................... 4,769 1,334,700
Ashland, Inc. ............................ 2,100 220,332
Axalta Coating Systems Ltd.
(a)
................ 9,127 212,842
Celanese Corp. .......................... 4,057 389,959
CF Industries Holdings, Inc. .................. 8,109 861,662
Chemours Co. (The) ....................... 6,623 189,617
Corteva, Inc. ............................ 29,230 1,909,888
Dow, Inc. .............................. 29,224 1,365,930
DuPont de Nemours, Inc. ................... 20,329 1,162,819
Eastman Chemical Co. ..................... 4,998 383,896
Ecolab, Inc. ............................ 10,037 1,576,512
Element Solutions, Inc. ..................... 9,395 161,594
FMC Corp. ............................. 5,076 603,536
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 31,274 85,378
Huntsman Corp. ......................... 7,705 206,186
International Flavors & Fragrances, Inc. .......... 10,345 1,009,775
Linde PLC ............................. 20,305 6,037,692
LyondellBasell Industries NV , Class A ........... 10,354 791,563
Mosaic Co. (The) ......................... 14,051 755,241
NewMarket Corp. ......................... 256 77,911
Olin Corp. .............................. 5,491 290,748
PPG Industries, Inc. ....................... 9,560 1,091,561
RPM International, Inc. ..................... 5,309 502,072
Scotts Miracle-Gro Co. (The) , Class A ........... 1,646 75,568
Sherwin-Williams Co. (The) .................. 9,599 2,160,063
Valvoline, Inc. ........................... 7,052 207,047
Westlake Corp. .......................... 1,329 128,448
26,056,406
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 3,518 1,504,121
Clean Harbors, Inc.
(a)
...................... 2,087 255,574
Copart, Inc.
(a)
........................... 8,699 1,000,559
IAA, Inc.
(a)
.............................. 5,440 206,339
MSA Safety, Inc. ......................... 1,517 203,642
Republic Services, Inc. ..................... 8,331 1,104,857
Rollins, Inc. ............................. 9,500 399,760
Stericycle, Inc.
(a)
......................... 3,804 169,582
Tetra Tech, Inc. .......................... 2,123 299,938

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Waste Management, Inc. .................... 15,311 $ 2,424,803
7,569,175
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 10,030 1,212,226
Ciena Corp.
(a)
........................... 6,117 293,004
Cisco Systems, Inc. ....................... 168,531 7,656,363
F5, Inc.
(a)
.............................. 2,431 347,414
Juniper Networks, Inc. ..................... 13,157 402,604
Lumentum Holdings, Inc.
(a) (b)
................. 2,849 212,108
Motorola Solutions, Inc. .................... 6,821 1,703,272
Ubiquiti, Inc. ............................ 173 59,988
Viavi Solutions, Inc.
(a)
...................... 9,039 136,489
12,023,468
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,599 421,493
EMCOR Group, Inc. ....................... 1,966 277,402
MasTec, Inc.
(a)
........................... 2,440 188,075
MDU Resources Group, Inc. ................. 8,378 238,605
Quanta Services, Inc. ...................... 5,866 833,207
Valmont Industries, Inc. ..................... 860 274,529
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 8,658 368,225
2,601,536
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 1,558 190,559
Martin Marietta Materials, Inc. ................ 2,558 859,437
Vulcan Materials Co. ...................... 5,435 889,709
1,939,705
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 12,555 346,016
American Express Co. ..................... 24,404 3,622,774
Capital One Financial Corp. .................. 15,619 1,655,926
Credit Acceptance Corp.
(a) (b)
.................. 248 115,474
Discover Financial Services .................. 11,115 1,161,073
FirstCash Holdings, Inc. .................... 1,597 157,224
OneMain Holdings, Inc. ..................... 5,032 194,034
SLM Corp. ............................. 10,231 169,732
SoFi Technologies, Inc.
(a) (b)
.................. 33,029 179,678
Synchrony Financial ....................... 19,603 697,083
8,299,014
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 60,841 704,539
AptarGroup, Inc. ......................... 2,646 262,351
Ardagh Metal Packaging SA ................. 6,137 27,248
Avery Dennison Corp. ...................... 3,328 564,263
Ball Corp. .............................. 12,791 631,748
Berry Global Group, Inc.
(a)
................... 5,090 240,859
Crown Holdings, Inc. ...................... 4,931 338,217
Graphic Packaging Holding Co. ............... 12,527 287,620
International Paper Co. ..................... 14,580 490,034
Packaging Corp. of America ................. 3,859 463,890
Sealed Air Corp. ......................... 5,965 284,053
Silgan Holdings, Inc. ....................... 3,368 159,509
Sonoco Products Co. ...................... 4,005 248,630
Westrock Co. ........................... 10,489 357,255
5,060,216
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,744 1,021,628
LKQ Corp. ............................. 10,538 586,334
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 1,607 $ 488,898
2,096,860
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 8,742 73,957
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,387 155,919
Chegg, Inc.
(a)
............................ 5,020 108,281
Grand Canyon Education, Inc.
(a)
............... 1,307 131,524
H&R Block, Inc. .......................... 6,641 273,277
Service Corp. International .................. 6,364 385,722
1,128,680
a
Diversified Financial Services  —  1 .6%
Apollo Global Management, Inc. ............... 17,658 977,547
Berkshire Hathaway, Inc. , Class B
(a)
............ 73,454 21,675,541
Equitable Holdings, Inc. .................... 14,348 439,335
Voya Financial, Inc. ....................... 3,986 272,483
23,364,906
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 289,769 5,282,489
Frontier Communications Parent, Inc.
(a)
.......... 9,072 212,466
Liberty Global PLC , Class A
(a)
................ 7,115 119,959
Liberty Global PLC , Class C , NVS
(a)
............ 11,250 198,675
Lumen Technologies, Inc. ................... 38,759 285,266
Verizon Communications, Inc. ................ 171,012 6,390,719
12,489,574
a
Electric Utilities  —  1 .8%
ALLETE, Inc. ........................... 2,382 134,035
Alliant Energy Corp. ....................... 10,261 535,316
American Electric Power Co., Inc. .............. 20,956 1,842,452
Avangrid, Inc. ........................... 2,849 115,897
Constellation Energy Corp. .................. 13,320 1,259,273
Duke Energy Corp. ....................... 31,337 2,919,982
Edison International ....................... 15,530 932,421
Entergy Corp. ........................... 8,292 888,405
Evergy, Inc. ............................. 9,349 571,504
Eversource Energy ....................... 14,028 1,070,056
Exelon Corp. ............................ 40,392 1,558,727
FirstEnergy Corp. ........................ 22,088 832,939
Hawaiian Electric Industries, Inc. .............. 4,529 172,283
IDACORP, Inc. .......................... 2,049 214,530
NextEra Energy, Inc. ...................... 80,014 6,201,085
NRG Energy, Inc. ......................... 9,610 426,684
OGE Energy Corp. ........................ 8,178 299,560
PG&E Corp.
(a)
........................... 65,517 978,169
Pinnacle West Capital Corp. ................. 4,592 308,628
PNM Resources, Inc. ...................... 3,590 166,827
Portland General Electric Co. ................. 3,618 162,593
PPL Corp. ............................. 29,665 785,826
Southern Co. (The) ....................... 43,258 2,832,534
Xcel Energy, Inc. ......................... 22,259 1,449,284
26,659,010
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 1,299 238,457
AMETEK, Inc. ........................... 9,317 1,208,042
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,559 147,615
Eaton Corp. PLC ......................... 16,180 2,428,133
Emerson Electric Co. ...................... 24,079 2,085,241
EnerSys ............................... 1,671 110,771
Generac Holdings, Inc.
(a)
.................... 2,599 301,250
Hubbell, Inc. ............................ 2,176 516,756
nVent Electric PLC ........................ 6,955 253,858
Plug Power, Inc.
(a)
........................ 20,824 332,768

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electrical Equipment (continued)
Regal Rexnord Corp. ...................... 2,673 $ 338,241
Rockwell Automation, Inc. ................... 4,677 1,194,038
Sensata Technologies Holding PLC ............ 6,255 251,514
Shoals Technologies Group, Inc. , Class A
(a)
....... 4,563 105,451
Sunrun, Inc.
(a) (b)
.......................... 8,294 186,698
Vertiv Holdings Co. , Class A
(b)
................ 12,188 174,410
9,873,243
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 24,288 1,841,759
Arrow Electronics, Inc.
(a)
.................... 2,596 262,871
Avnet, Inc. ............................. 3,849 154,691
CDW Corp. ............................. 5,522 954,257
Cognex Corp. ........................... 7,090 327,771
Coherent Corp.
(a)
......................... 5,130 172,419
Corning, Inc. ............................ 30,774 990,000
IPG Photonics Corp.
(a)
..................... 1,296 111,015
Jabil, Inc. .............................. 5,670 364,297
Keysight Technologies, Inc.
(a)
................. 7,322 1,275,126
Littelfuse, Inc. ........................... 1,002 220,690
National Instruments Corp. .................. 5,412 206,630
TD SYNNEX Corp. ........................ 1,651 151,083
TE Connectivity Ltd. ....................... 12,964 1,584,590
Teledyne Technologies, Inc.
(a)
................. 1,922 764,918
Trimble, Inc.
(a)
........................... 10,122 608,940
Vontier Corp. ............................ 6,149 117,446
Zebra Technologies Corp. , Class A
(a)
............ 2,099 594,479
10,702,982
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 41,171 1,138,790
Halliburton Co. .......................... 36,975 1,346,629
NOV, Inc. .............................. 15,842 354,861
Schlumberger Ltd. ........................ 57,587 2,996,252
TechnipFMC PLC
(a)
....................... 18,711 198,149
6,034,681
a
Entertainment  —  1 .4%
Activision Blizzard, Inc. ..................... 28,968 2,108,870
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 20,149 134,192
Electronic Arts, Inc. ....................... 10,748 1,353,818
Endeavor Group Holdings, Inc. , Class A
(a)
........ 6,978 152,400
Liberty Media Corp.-Liberty Braves , Class A
(a)
...... 486 15,498
Liberty Media Corp.-Liberty Braves , Class C , NVS
(a) (b)
1,506 46,927
Liberty Media Corp.-Liberty Formula One , Class A
(a)
. 949 49,367
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 8,330 480,891
Live Nation Entertainment, Inc.
(a)
.............. 5,805 462,136
Madison Square Garden Sports Corp. , Class A ..... 711 111,350
Netflix, Inc.
(a)
............................ 18,112 5,286,531
Playtika Holding Corp.
(a)
.................... 4,125 38,981
ROBLOX Corp. , Class A
(a) (b)
.................. 14,650 655,441
Roku, Inc. , Class A
(a)
...................... 4,811 267,203
Take-Two Interactive Software, Inc.
(a)
............ 6,324 749,268
Walt Disney Co. (The)
(a)
.................... 74,232 7,908,677
Warner Bros Discovery, Inc. , Series A
(a)
.......... 90,468 1,176,084
Warner Music Group Corp. , Class A
(b)
........... 4,542 118,183
World Wrestling Entertainment, Inc. , Class A ...... 1,673 131,983
21,247,800
a
Equity Real Estate Investment Trusts (REITs)  —  2 .9%
Agree Realty Corp. ....................... 3,247 223,069
Alexandria Real Estate Equities, Inc. ............ 6,012 873,544
American Homes 4 Rent , Class A .............. 12,358 394,715
American Tower Corp. ..................... 18,945 3,925,215
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Americold Realty Trust, Inc. .................. 10,902 $ 264,373
Apartment Income REIT Corp. ................ 6,409 246,298
AvalonBay Communities, Inc. ................ 5,697 997,659
Boston Properties, Inc. ..................... 5,724 416,135
Brixmor Property Group, Inc. ................. 12,233 260,685
Camden Property Trust ..................... 4,315 498,598
Corporate Office Properties Trust .............. 4,430 118,059
Cousins Properties, Inc. .................... 6,091 144,722
Crown Castle, Inc. ........................ 17,635 2,350,040
CubeSmart ............................. 8,995 376,621
Digital Realty Trust, Inc. .................... 11,622 1,165,105
Douglas Emmett, Inc. ...................... 6,847 120,439
EastGroup Properties, Inc. .................. 1,797 281,572
Equinix, Inc. ............................ 3,713 2,103,192
Equity Commonwealth ..................... 4,459 116,647
Equity LifeStyle Properties, Inc. ............... 7,204 460,768
Equity Residential ........................ 13,722 864,760
Essex Property Trust, Inc. ................... 2,663 591,825
Extra Space Storage, Inc. ................... 5,458 968,468
Federal Realty Investment Trust ............... 2,888 285,854
First Industrial Realty Trust, Inc. ............... 5,467 260,393
Gaming and Leisure Properties, Inc. ............ 10,396 521,048
Healthcare Realty Trust, Inc. , Class A ........... 15,297 310,988
Healthpeak Properties, Inc. .................. 21,713 515,249
Highwoods Properties, Inc. .................. 4,176 117,888
Host Hotels & Resorts, Inc. .................. 29,365 554,411
Invitation Homes, Inc. ...................... 23,595 747,726
Iron Mountain, Inc. ........................ 11,926 597,135
JBG SMITH Properties ..................... 4,437 87,320
Kilroy Realty Corp. ........................ 4,349 185,876
Kimco Realty Corp. ....................... 25,345 541,876
Lamar Advertising Co. , Class A ............... 3,593 331,382
Life Storage, Inc. ......................... 3,434 379,835
LXP Industrial Trust ....................... 11,413 110,478
Medical Properties Trust, Inc. ................. 23,950 274,227
Mid-America Apartment Communities, Inc. ........ 4,714 742,219
National Health Investors, Inc. ................ 1,798 101,947
National Retail Properties, Inc. ................ 7,059 296,690
National Storage Affiliates Trust ............... 3,633 154,984
Omega Healthcare Investors, Inc. .............. 9,586 304,643
Physicians Realty Trust ..................... 9,361 140,977
PotlatchDeltic Corp. ....................... 3,278 145,838
Prologis, Inc. ............................ 37,528 4,156,226
Public Storage ........................... 6,428 1,991,073
Rayonier, Inc. ........................... 5,790 195,123
Realty Income Corp. ....................... 25,131 1,564,907
Regency Centers Corp. .................... 6,404 387,506
Rexford Industrial Realty, Inc. ................ 6,961 384,804
Sabra Health Care REIT, Inc. ................. 9,797 133,827
SBA Communications Corp. , Class A ............ 4,413 1,191,069
Simon Property Group, Inc. .................. 13,377 1,457,825
SL Green Realty Corp. ..................... 2,570 101,978
Spirit Realty Capital, Inc. .................... 5,446 211,468
STAG Industrial, Inc. ...................... 7,504 237,051
STORE Capital Corp. ...................... 10,812 343,822
Sun Communities, Inc. ..................... 5,035 678,970
UDR, Inc. .............................. 12,430 494,217
Ventas, Inc. ............................ 16,194 633,671
VICI Properties, Inc. ....................... 38,986 1,248,332
Vornado Realty Trust ...................... 6,518 153,760
Welltower, Inc. ........................... 18,856 1,150,970
Weyerhaeuser Co. ........................ 30,206 934,272
WP Carey, Inc. .......................... 8,446 644,430
43,766,794
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food & Staples Retailing  —  1 .6%
Albertsons Companies, Inc. , Class A ............ 6,494 $ 133,192
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,575 431,505
Casey's General Stores, Inc. ................. 1,527 355,348
Costco Wholesale Corp. .................... 18,028 9,041,042
Kroger Co. (The) ......................... 26,579 1,256,921
Performance Food Group Co.
(a) (b)
.............. 6,303 328,008
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,185 123,457
Sysco Corp. ............................ 20,803 1,800,708
U.S. Foods Holding Corp.
(a)
.................. 8,313 247,395
Walgreens Boots Alliance, Inc. ................ 29,314 1,069,961
Walmart, Inc. ............................ 58,034 8,259,979
23,047,516
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 22,879 2,218,805
Bunge Ltd. ............................. 6,146 606,610
Campbell Soup Co. ....................... 8,269 437,513
Conagra Brands, Inc. ...................... 19,582 718,659
Darling Ingredients, Inc.
(a)
................... 6,490 509,335
Flowers Foods, Inc. ....................... 7,742 222,273
General Mills, Inc. ........................ 24,148 1,969,994
Hershey Co. (The) ........................ 5,988 1,429,755
Hormel Foods Corp. ....................... 11,778 547,088
Ingredion, Inc. ........................... 2,741 244,278
JM Smucker Co. (The) ..................... 4,337 653,412
Kellogg Co. ............................. 10,401 799,005
Kraft Heinz Co. (The) ...................... 32,413 1,246,928
Lamb Weston Holdings, Inc. ................. 5,945 512,578
Lancaster Colony Corp. .................... 762 137,373
McCormick & Co., Inc. , NVS ................. 10,176 800,241
Mondelez International, Inc. , Class A ............ 55,777 3,429,170
Pilgrim's Pride Corp.
(a)
..................... 2,122 48,912
Post Holdings, Inc.
(a) (b)
...................... 2,214 200,190
Seaboard Corp. .......................... 10 37,464
Tyson Foods, Inc. , Class A .................. 11,674 797,918
17,567,501
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,656 602,647
National Fuel Gas Co. ..................... 3,625 244,651
New Jersey Resources Corp. ................. 4,052 180,881
ONE Gas, Inc. ........................... 2,141 165,885
Southwest Gas Holdings, Inc. ................ 2,482 181,360
Spire, Inc. .............................. 2,109 147,229
UGI Corp. .............................. 8,311 293,628
1,816,281
a
Health Care Equipment & Supplies  —  2 .7%
Abbott Laboratories ....................... 71,322 7,056,599
ABIOMED, Inc.
(a)
......................... 1,840 463,827
Align Technology, Inc.
(a)
..................... 2,955 574,156
Baxter International, Inc. .................... 20,386 1,107,979
Becton Dickinson and Co. ................... 11,620 2,741,971
Boston Scientific Corp.
(a)
.................... 58,251 2,511,201
Cooper Companies, Inc. (The) ................ 2,032 555,528
Dentsply Sirona, Inc. ...................... 9,001 277,411
Dexcom, Inc.
(a)
.......................... 16,018 1,934,654
Edwards Lifesciences Corp.
(a)
................ 25,258 1,829,437
Enovis Corp.
(a)
........................... 1,973 97,565
Envista Holdings Corp.
(a) (b)
................... 6,498 214,499
Globus Medical, Inc. , Class A
(a)
............... 3,201 214,467
Haemonetics Corp.
(a)
...................... 2,053 174,402
Hologic, Inc.
(a)
........................... 10,172 689,662
ICU Medical, Inc.
(a)
........................ 796 118,134
IDEXX Laboratories, Inc.
(a)
................... 3,375 1,213,920
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Insulet Corp.
(a)
........................... 2,839 $ 734,762
Integra LifeSciences Holdings Corp.
(a)
........... 2,902 145,826
Intuitive Surgical, Inc.
(a)
..................... 14,537 3,582,934
Masimo Corp.
(a)
.......................... 1,966 258,726
Medtronic PLC .......................... 54,029 4,718,893
Novocure Ltd.
(a) (b)
......................... 3,731 263,632
NuVasive, Inc.
(a)
.......................... 2,072 91,437
Omnicell, Inc.
(a)
.......................... 1,754 135,619
Penumbra, Inc.
(a)
......................... 1,554 266,464
QuidelOrtho Corp.
(a)
....................... 2,207 198,233
ResMed, Inc. ........................... 5,931 1,326,705
Shockwave Medical, Inc.
(a)
................... 1,490 436,794
STAAR Surgical Co.
(a)
...................... 1,909 135,291
STERIS PLC ............................ 4,070 702,401
Stryker Corp. ........................... 13,700 3,140,588
Tandem Diabetes Care, Inc.
(a)
................ 2,509 140,880
Teleflex, Inc. ............................ 1,894 406,377
Zimmer Biomet Holdings, Inc. ................ 8,548 968,916
39,429,890
a
Health Care Providers & Services  —  3 .5%
1Life Healthcare, Inc.
(a)
..................... 6,813 116,502
Acadia Healthcare Co., Inc.
(a)
................. 3,675 298,778
agilon health, Inc.
(a) (b)
...................... 8,028 159,356
Amedisys, Inc.
(a)
......................... 1,326 129,404
AmerisourceBergen Corp. ................... 6,325 994,416
Cardinal Health, Inc. ....................... 11,167 847,575
Centene Corp.
(a)
......................... 23,259 1,980,039
Chemed Corp. ........................... 595 277,788
Cigna Corp. ............................ 12,415 4,010,790
CVS Health Corp. ........................ 53,370 5,054,139
DaVita, Inc.
(a)
............................ 2,266 165,441
Elevance Health, Inc. ...................... 9,759 5,335,928
Encompass Health Corp. ................... 4,140 225,382
Guardant Health, Inc.
(a)
..................... 4,081 202,010
HCA Healthcare, Inc. ...................... 8,755 1,903,950
HealthEquity, Inc.
(a)
........................ 3,351 261,076
Henry Schein, Inc.
(a) (b)
...................... 5,589 382,623
Humana, Inc. ........................... 5,151 2,874,670
Laboratory Corp. of America Holdings ........... 3,679 816,223
LHC Group, Inc.
(a)
........................ 1,300 217,230
McKesson Corp. ......................... 5,850 2,277,815
Molina Healthcare, Inc.
(a)
.................... 2,357 845,833
Oak Street Health, Inc.
(a) (b)
................... 4,715 95,384
Option Care Health, Inc.
(a)
................... 6,290 190,335
Premier, Inc. , Class A ...................... 4,927 171,854
Quest Diagnostics, Inc. ..................... 4,789 687,940
R1 RCM, Inc.
(a)
.......................... 5,392 95,223
Signify Health, Inc. , Class A
(a)
................. 2,806 82,019
Tenet Healthcare Corp.
(a)
.................... 4,258 188,885
UnitedHealth Group, Inc. .................... 38,069 21,134,005
Universal Health Services, Inc. , Class B ......... 2,720 315,166
52,337,779
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,494 118,956
Teladoc Health, Inc.
(a)
...................... 6,414 190,111
Veeva Systems, Inc. , Class A
(a)
............... 5,660 950,541
1,259,608
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a) (b)
..................... 16,244 1,736,646
Aramark ............................... 10,397 379,490
Booking Holdings, Inc.
(a)
.................... 1,615 3,019,210
Boyd Gaming Corp. ....................... 3,256 188,066

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(a)
................ 8,597 $ 375,947
Carnival Corp.
(a) (b)
......................... 39,602 358,794
Chipotle Mexican Grill, Inc.
(a)
................. 1,131 1,694,611
Choice Hotels International, Inc. ............... 1,181 153,341
Churchill Downs, Inc. ...................... 1,355 281,718
Darden Restaurants, Inc. ................... 4,988 713,982
Domino's Pizza, Inc. ....................... 1,441 478,758
DraftKings, Inc. , Class A
(a) (b)
.................. 18,252 288,382
Dutch Bros, Inc. , Class A
(a) (b)
................. 959 35,397
Expedia Group, Inc.
(a)
...................... 6,213 580,729
Hilton Worldwide Holdings, Inc. ............... 11,163 1,509,907
Hyatt Hotels Corp. , Class A
(a) (b)
................ 1,966 185,217
Las Vegas Sands Corp.
(a)
................... 13,372 508,270
Light & Wonder, Inc.
(a)
...................... 3,869 217,206
Marriott International, Inc. , Class A ............. 11,270 1,804,440
Marriott Vacations Worldwide Corp. ............. 1,585 234,200
McDonald's Corp. ........................ 29,942 8,163,986
MGM Resorts International .................. 13,276 472,227
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 16,833 284,309
Penn Entertainment, Inc.
(a)
................... 6,670 220,777
Planet Fitness, Inc. , Class A
(a) (b)
............... 3,360 220,013
Royal Caribbean Cruises Ltd.
(a)
............... 8,957 478,125
Starbucks Corp. .......................... 46,791 4,051,633
Texas Roadhouse, Inc. ..................... 2,689 266,076
Vail Resorts, Inc. ......................... 1,670 365,947
Wendy's Co. (The) ........................ 6,770 140,680
Wyndham Hotels & Resorts, Inc. .............. 3,756 285,193
Wynn Resorts Ltd.
(a) (b)
...................... 4,233 270,489
Yum! Brands, Inc. ........................ 11,535 1,364,014
31,327,780
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 12,916 992,982
Garmin Ltd. ............................. 6,320 556,413
Helen of Troy Ltd.
(a)
....................... 987 93,390
Leggett & Platt, Inc. ....................... 5,547 187,211
Lennar Corp. , Class A ...................... 10,347 835,003
Lennar Corp. , Class B ..................... 668 43,567
Mohawk Industries, Inc.
(a)
................... 2,087 197,743
Newell Brands, Inc. ....................... 15,192 209,802
NVR, Inc.
(a)
............................. 126 533,956
PulteGroup, Inc. ......................... 9,623 384,824
Tempur Sealy International, Inc. ............... 7,110 191,188
Toll Brothers, Inc. ......................... 4,528 195,066
TopBuild Corp.
(a)
......................... 1,326 225,606
Whirlpool Corp. .......................... 2,218 306,616
4,953,367
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 9,791 725,807
Clorox Co. (The) ......................... 5,050 737,502
Colgate-Palmolive Co. ..................... 33,982 2,509,231
Kimberly-Clark Corp. ...................... 13,681 1,702,737
Procter & Gamble Co. (The) ................. 97,251 13,096,792
Reynolds Consumer Products, Inc. ............. 2,436 74,396
18,846,465
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 27,384 716,365
Clearway Energy, Inc. , Class A ................ 1,392 45,003
Clearway Energy, Inc. , Class C ............... 3,287 114,191
Vistra Corp. ............................ 15,927 365,843
1,241,402
a
Security Shares Value
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 22,506 $ 2,831,030
General Electric Co. ....................... 44,609 3,471,026
Honeywell International, Inc. ................. 27,387 5,587,496
11,889,552
a
Insurance  —  2 .5%
Aflac, Inc. .............................. 23,402 1,523,704
Allstate Corp. (The) ....................... 10,999 1,388,624
American Financial Group, Inc. ............... 2,842 412,403
American International Group, Inc. ............. 30,945 1,763,865
Aon PLC , Class A ........................ 8,580 2,415,184
Arch Capital Group Ltd.
(a)
................... 15,022 863,765
Arthur J Gallagher & Co.
(b)
................... 8,584 1,605,895
Assurant, Inc. ........................... 2,166 294,273
Axis Capital Holdings Ltd. ................... 3,003 164,174
Brighthouse Financial, Inc.
(a)
................. 2,850 162,650
Brown & Brown, Inc. ....................... 9,411 553,273
Chubb Ltd. ............................. 16,991 3,651,196
Cincinnati Financial Corp. ................... 6,479 669,410
CNA Financial Corp. ....................... 1,091 45,495
Enstar Group Ltd.
(a)
....................... 525 105,273
Erie Indemnity Co. , Class A , NVS .............. 1,024 263,178
Everest Re Group Ltd. ..................... 1,622 523,355
Fidelity National Financial, Inc. ................ 11,110 437,512
First American Financial Corp. ................ 4,308 217,123
Globe Life, Inc. .......................... 3,718 429,503
Hanover Insurance Group, Inc. (The) ........... 1,477 216,366
Hartford Financial Services Group, Inc. (The) ...... 13,150 952,191
Kemper Corp. ........................... 2,435 116,076
Lincoln National Corp. ..................... 6,303 339,543
Loews Corp. ............................ 8,187 466,823
Markel Corp.
(a)
........................... 544 656,118
Marsh & McLennan Companies, Inc. ............ 20,319 3,281,315
MetLife, Inc. ............................ 27,264 1,995,997
Old Republic International Corp. ............... 11,878 275,688
Primerica, Inc. ........................... 1,516 219,365
Principal Financial Group, Inc. ................ 9,493 836,618
Progressive Corp. (The) .................... 23,822 3,058,745
Prudential Financial, Inc. .................... 15,037 1,581,742
Reinsurance Group of America, Inc. ............ 2,766 407,072
RenaissanceRe Holdings Ltd. ................ 1,778 275,021
RLI Corp. .............................. 1,670 217,217
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 3,365 150,920
Selective Insurance Group, Inc.
(b)
.............. 2,441 239,413
Travelers Companies, Inc. (The) ............... 9,621 1,774,690
Unum Group ............................ 7,649 348,718
W R Berkley Corp. ........................ 8,279 615,792
White Mountains Insurance Group Ltd. .......... 102 144,447
Willis Towers Watson PLC ................... 4,441 969,071
36,628,803
a
Interactive Media & Services  —  3 .7%
Alphabet, Inc. , Class A
(a)
.................... 244,027 23,062,992
Alphabet, Inc. , Class C , NVS
(a)
................ 218,217 20,656,421
Bumble, Inc. , Class A
(a) (b)
.................... 3,424 86,970
Cargurus, Inc. , Class A
(a)
.................... 3,523 51,295
IAC, Inc.
(a) (b)
............................ 3,140 152,855
Match Group, Inc.
(a)
....................... 11,566 499,651
Meta Platforms, Inc. , Class A
(a)
................ 92,839 8,648,881
Pinterest, Inc. , Class A
(a)
.................... 23,720 583,512
Snap, Inc. , Class A , NVS
(a) (b)
................. 41,999 416,210
Ziff Davis, Inc.
(a) (b)
......................... 1,941 150,214
ZoomInfo Technologies, Inc.
(a)
................ 10,999 489,786
54,798,787
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Internet & Direct Marketing Retail  —  2 .6%
Amazon.com, Inc.
(a)
....................... 360,717 $ 36,951,850
Chewy, Inc. , Class A
(a) (b)
.................... 3,802 147,251
DoorDash, Inc. , Class A
(a)
................... 10,634 462,898
eBay, Inc. .............................. 22,307 888,711
Etsy, Inc.
(a) (b)
............................ 5,098 478,753
Wayfair, Inc. , Class A
(a) (b)
.................... 3,116 118,159
39,047,622
a
IT Services  —  4 .6%
Accenture PLC , Class A .................... 25,748 7,309,857
Affirm Holdings, Inc. , Class A
(a) (b)
............... 8,380 168,187
Akamai Technologies, Inc.
(a)
.................. 6,490 573,262
Amdocs Ltd. ............................ 4,958 427,925
Automatic Data Processing, Inc. ............... 16,905 4,085,938
Block, Inc. , Class A
(a)
...................... 21,549 1,294,448
Broadridge Financial Solutions, Inc. ............ 4,784 717,887
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,532 649,482
Cognizant Technology Solutions Corp. , Class A ..... 21,172 1,317,957
Concentrix Corp. ......................... 1,759 215,003
DXC Technology Co.
(a)
..................... 9,155 263,206
EPAM Systems, Inc.
(a)
...................... 2,324 813,400
Euronet Worldwide, Inc.
(a)
................... 1,916 160,963
Fidelity National Information Services, Inc. ........ 24,781 2,056,575
Fiserv, Inc.
(a)
............................ 26,027 2,674,014
FleetCor Technologies, Inc.
(a)
................. 3,053 568,224
Gartner, Inc.
(a)
........................... 3,218 971,579
Genpact Ltd. ............................ 6,955 337,318
Global Payments, Inc. ..................... 11,279 1,288,739
GoDaddy, Inc. , Class A
(a)
.................... 6,338 509,575
International Business Machines Corp. .......... 36,728 5,079,115
Jack Henry & Associates, Inc. ................ 3,000 597,180
Marqeta, Inc. , Class A
(a) (b)
................... 16,660 131,281
Mastercard, Inc. , Class A .................... 34,726 11,396,379
Maximus, Inc. ........................... 2,597 160,157
MongoDB, Inc. , Class A
(a)
................... 2,761 505,346
Okta, Inc. , Class A
(a)
....................... 6,032 338,516
Paychex, Inc. ........................... 13,022 1,540,633
PayPal Holdings, Inc.
(a)
..................... 47,045 3,932,021
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,213 101,732
Snowflake, Inc. , Class A
(a)
................... 11,517 1,846,175
Squarespace, Inc. , Class A
(a)
................. 1,778 39,489
SS&C Technologies Holdings, Inc. ............. 8,883 456,764
Switch, Inc. , Class A ....................... 5,577 189,897
Thoughtworks Holding, Inc.
(a)
................. 2,651 25,476
Toast, Inc. , Class A
(a)
...................... 12,254 270,691
Twilio, Inc. , Class A
(a)
...................... 6,957 517,392
VeriSign, Inc.
(a)
.......................... 3,798 761,347
Visa, Inc. , Class A ........................ 66,542 13,784,841
Western Union Co. (The) ................... 16,095 217,443
WEX, Inc.
(a)
............................. 1,803 295,944
68,591,358
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,951 208,547
Hasbro, Inc. ............................ 5,364 350,001
Mattel, Inc.
(a)
............................ 14,265 270,465
Peloton Interactive, Inc. , Class A
(a) (b)
............ 11,985 100,674
Polaris, Inc. ............................. 2,232 226,771
Topgolf Callaway Brands Corp.
(a)
.............. 5,639 105,562
YETI Holdings, Inc.
(a)
...................... 3,522 112,986
1,375,006
a
Life Sciences Tools & Services  —  1 .8%
10X Genomics, Inc. , Class A
(a) (b)
............... 3,652 99,261
Agilent Technologies, Inc. ................... 12,104 1,674,588
Security Shares Value
a
Life Sciences Tools & Services (continued)
Avantor, Inc.
(a)
........................... 27,427 $ 553,203
Azenta, Inc. ............................ 2,996 133,022
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 888 312,318
Bio-Techne Corp. ......................... 1,592 471,646
Bruker Corp. ............................ 4,088 252,802
Charles River Laboratories International, Inc.
(a)
..... 2,095 444,664
Danaher Corp. .......................... 26,668 6,711,535
Illumina, Inc.
(a) (b)
.......................... 6,358 1,454,837
IQVIA Holdings, Inc.
(a)
...................... 7,589 1,591,186
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,394 72,940
Medpace Holdings, Inc.
(a)
................... 1,021 226,642
Mettler-Toledo International, Inc.
(a)
............. 918 1,161,206
PerkinElmer, Inc. ......................... 5,176 691,410
Repligen Corp.
(a)
......................... 2,130 388,704
Sotera Health Co.
(a)
....................... 3,990 27,451
Syneos Health, Inc. , Class A
(a)
................ 4,111 207,112
Thermo Fisher Scientific, Inc. ................. 15,945 8,195,252
Waters Corp.
(a)
.......................... 2,421 724,291
West Pharmaceutical Services, Inc. ............ 3,027 696,513
26,090,583
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,477 307,569
Allison Transmission Holdings, Inc. ............. 4,046 170,944
Caterpillar, Inc. .......................... 21,475 4,648,479
Chart Industries, Inc.
(a) (b)
.................... 1,447 322,507
Crane Holdings Co. ....................... 1,905 191,148
Cummins, Inc. ........................... 5,766 1,409,845
Deere & Co. ............................ 11,313 4,477,912
Donaldson Co., Inc. ....................... 4,931 283,286
Dover Corp. ............................ 5,894 770,287
Flowserve Corp. ......................... 5,452 156,363
Fortive Corp. ............................ 14,439 922,652
Gates Industrial Corp. PLC
(a)
................. 3,822 42,615
Graco, Inc. ............................. 6,933 482,398
IDEX Corp. ............................. 3,037 675,155
Illinois Tool Works, Inc. ..................... 11,465 2,448,121
Ingersoll Rand, Inc. ....................... 16,323 824,312
ITT, Inc. ............................... 3,329 254,302
Lincoln Electric Holdings, Inc. ................ 2,389 339,238
Middleby Corp. (The)
(a)
..................... 2,187 305,874
Nikola Corp.
(a) (b)
.......................... 12,172 46,132
Nordson Corp. ........................... 2,215 498,375
Oshkosh Corp. .......................... 2,750 242,000
Otis Worldwide Corp. ...................... 17,183 1,213,807
PACCAR, Inc. ........................... 14,139 1,369,079
Parker-Hannifin Corp. ...................... 5,202 1,511,805
Pentair PLC ............................ 6,681 286,949
RBC Bearings, Inc.
(a)
...................... 1,147 290,799
Snap-on, Inc. ........................... 2,189 486,067
Stanley Black & Decker, Inc. ................. 5,931 465,524
Timken Co. (The) ......................... 2,714 193,481
Toro Co. (The) ........................... 4,320 455,458
Westinghouse Air Brake Technologies Corp. ....... 7,449 694,843
Xylem, Inc. ............................. 7,395 757,470
27,544,796
a
Marine  —  0 .0%
Kirby Corp.
(a)
............................ 2,464 171,864
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a)
................... 9,410 62,200
Cable One, Inc. .......................... 201 172,745
Charter Communications, Inc. , Class A
(a)
......... 4,510 1,657,966
Comcast Corp. , Class A .................... 179,442 5,695,489

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Media (continued)
DISH Network Corp. , Class A
(a)
............... 10,157 $ 151,441
Fox Corp. , Class A , NVS .................... 12,607 363,964
Fox Corp. , Class B ........................ 5,754 156,509
Interpublic Group of Companies, Inc. (The) ....... 15,830 471,576
Liberty Broadband Corp. , Class A
(a) (b)
............ 694 59,212
Liberty Broadband Corp. , Class C , NVS
(a)
........ 5,042 425,696
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
... 3,035 128,805
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
6,072 256,178
New York Times Co. (The) , Class A ............. 6,730 194,901
News Corp. , Class A , NVS .................. 15,914 268,469
News Corp. , Class B ...................... 4,795 82,139
Nexstar Media Group, Inc. ................... 1,552 265,858
Omnicom Group, Inc. ...................... 8,358 608,044
Paramount Global , Class A
(b)
................. 452 9,528
Paramount Global , Class B , NVS .............. 20,547 376,421
Sirius XM Holdings, Inc.
(b)
................... 28,524 172,285
TEGNA, Inc. ............................ 9,441 197,128
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,996 958,107
12,734,661
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 7,529 293,857
Cleveland-Cliffs, Inc.
(a)
..................... 21,050 273,439
Commercial Metals Co. ..................... 4,741 215,715
Freeport-McMoRan, Inc. .................... 58,166 1,843,281
MP Materials Corp. , Class A
(a) (b)
............... 3,757 112,860
Newmont Corp. .......................... 32,197 1,362,577
Nucor Corp. ............................ 10,644 1,398,409
Reliance Steel & Aluminum Co. ............... 2,418 487,179
Royal Gold, Inc. .......................... 2,688 255,252
Steel Dynamics, Inc. ....................... 7,031 661,266
United States Steel Corp. ................... 9,617 195,802
7,099,637
a
Mortgage Real Estate Investment  —  0 .1%
AGNC Investment Corp. .................... 21,146 173,820
Annaly Capital Management, Inc. .............. 17,542 325,404
Blackstone Mortgage Trust, Inc. , Class A ......... 6,714 167,581
Rithm Capital Corp. ....................... 19,063 160,701
Starwood Property Trust, Inc. ................. 12,372 255,606
1,083,112
a
Multiline Retail  —  0 .5%
Dollar General Corp. ...................... 9,258 2,361,253
Dollar Tree, Inc.
(a)
......................... 8,588 1,361,198
Kohl's Corp. ............................ 5,209 156,010
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,274 127,344
Target Corp. ............................ 18,909 3,105,803
7,111,608
a
Multi-Utilities  —  0 .8%
Ameren Corp. ........................... 10,525 857,998
Avista Corp. ............................ 2,714 111,355
Black Hills Corp. ......................... 2,711 177,218
CenterPoint Energy, Inc. .................... 25,748 736,650
CMS Energy Corp. ........................ 11,669 665,717
Consolidated Edison, Inc. ................... 14,404 1,266,976
Dominion Energy, Inc. ...................... 33,907 2,372,473
DTE Energy Co. ......................... 7,864 881,633
NiSource, Inc. ........................... 16,426 421,984
NorthWestern Corp. ....................... 2,153 113,743
Public Service Enterprise Group, Inc. ........... 20,404 1,144,052
Sempra Energy .......................... 12,827 1,936,107
WEC Energy Group, Inc. .................... 12,884 1,176,696
11,862,602
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  4 .8%
Antero Resources Corp.
(a)
................... 11,459 $ 420,087
APA Corp. ............................. 13,286 603,982
Cheniere Energy, Inc. ...................... 10,157 1,791,796
Chesapeake Energy Corp. .................. 3,936 402,535
Chevron Corp. ........................... 73,291 13,258,342
ConocoPhillips .......................... 51,855 6,538,397
Continental Resources, Inc. .................. 2,216 163,918
Coterra Energy, Inc. ....................... 32,251 1,003,974
Devon Energy Corp. ....................... 26,612 2,058,438
Diamondback Energy, Inc. ................... 7,233 1,136,377
DT Midstream, Inc. ........................ 3,955 236,113
EOG Resources, Inc. ...................... 23,864 3,257,913
EQT Corp. ............................. 15,055 629,901
Equitrans Midstream Corp. .................. 16,793 141,397
Exxon Mobil Corp. ........................ 169,616 18,795,149
Hess Corp. ............................. 11,339 1,599,706
HF Sinclair Corp. ......................... 5,946 363,717
Kinder Morgan, Inc. , Class P ................. 80,679 1,461,903
Marathon Oil Corp. ........................ 27,573 839,598
Marathon Petroleum Corp. .................. 20,292 2,305,577
Matador Resources Co. .................... 4,568 303,544
New Fortress Energy, Inc. , Class A ............. 1,942 106,946
Occidental Petroleum Corp. .................. 30,325 2,201,595
ONEOK, Inc. ............................ 18,130 1,075,472
Ovintiv, Inc. ............................. 10,422 527,874
PDC Energy, Inc. ......................... 3,918 282,645
Phillips 66 .............................. 19,621 2,046,274
Pioneer Natural Resources Co. ............... 9,703 2,487,946
Range Resources Corp. .................... 10,083 287,164
Southwestern Energy Co.
(a)
.................. 45,343 314,227
Targa Resources Corp. ..................... 9,306 636,251
Texas Pacific Land Corp. .................... 251 578,271
Valero Energy Corp. ....................... 16,033 2,012,943
Williams Companies, Inc. (The) ............... 49,769 1,628,939
71,498,911
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 3,007 170,347
a
Personal Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 14,426 96,799
Estee Lauder Companies, Inc. (The) , Class A ...... 9,407 1,886,009
Olaplex Holdings, Inc.
(a)
.................... 2,877 12,659
1,995,467
a
Pharmaceuticals  —  4 .3%
Bristol-Myers Squibb Co. .................... 86,973 6,737,798
Catalent, Inc.
(a)
.......................... 7,230 475,228
Elanco Animal Health, Inc.
(a)
.................. 17,803 234,822
Eli Lilly & Co. ........................... 32,097 11,622,003
Jazz Pharmaceuticals PLC
(a)
................. 2,557 367,671
Johnson & Johnson ....................... 107,003 18,615,312
Merck & Co., Inc. ......................... 103,148 10,438,578
Organon & Co. .......................... 10,357 271,146
Perrigo Co. PLC ......................... 5,586 225,004
Pfizer, Inc. ............................. 228,469 10,635,232
Royalty Pharma PLC , Class A ................ 15,001 634,842
Viatris, Inc. ............................. 49,473 501,161
Zoetis, Inc. , Class A ....................... 19,073 2,875,827
63,634,624
a
Professional Services  —  0 .5%
Alight, Inc. , Class A
(a) (b)
..................... 11,616 96,297
ASGN, Inc.
(a)
............................ 2,122 179,903
Booz Allen Hamilton Holding Corp. , Class A ....... 5,435 591,600

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
CACI International, Inc. , Class A
(a)
............. 949 $ 288,525
Clarivate PLC
(a) (b)
......................... 17,540 181,188
CoStar Group, Inc.
(a)
....................... 16,127 1,334,025
Dun & Bradstreet Holdings, Inc. ............... 8,826 113,414
Equifax, Inc. ............................ 4,986 845,327
FTI Consulting, Inc.
(a) (b)
..................... 1,398 217,571
Insperity, Inc. ............................ 1,463 172,663
Jacobs Solutions, Inc. ...................... 5,253 605,251
KBR, Inc. .............................. 5,633 280,354
Leidos Holdings, Inc. ...................... 5,536 562,402
ManpowerGroup, Inc. ...................... 2,185 171,173
Robert Half International, Inc. ................. 4,470 341,776
Science Applications International Corp. ......... 2,227 241,273
TransUnion ............................. 7,793 461,891
TriNet Group, Inc.
(a)
....................... 1,542 100,199
Verisk Analytics, Inc. ....................... 6,390 1,168,284
7,953,116
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 13,017 923,426
Howard Hughes Corp. (The)
(a)
................ 1,463 89,755
Jones Lang LaSalle, Inc.
(a)
................... 1,949 310,066
Opendoor Technologies, Inc.
(a)
................ 20,472 53,023
Zillow Group, Inc. , Class A
(a) (b)
................ 2,401 74,263
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,820 210,465
1,660,998
a
Road & Rail  —  1 .0%
AMERCO .............................. 406 233,527
Avis Budget Group, Inc.
(a)
................... 1,174 277,604
CSX Corp. ............................. 87,132 2,532,056
Hertz Global Holdings, Inc.
(a) (b)
................ 7,330 134,872
JB Hunt Transport Services, Inc. .............. 3,378 577,874
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,685 321,080
Landstar System, Inc.
(b)
..................... 1,446 225,894
Lyft, Inc. , Class A
(a) (b)
....................... 12,154 177,935
Norfolk Southern Corp. ..................... 9,556 2,179,437
Old Dominion Freight Line, Inc. ............... 3,718 1,020,963
Saia, Inc.
(a) (b)
............................ 1,059 210,593
Uber Technologies, Inc.
(a)
................... 80,564 2,140,585
Union Pacific Corp. ....................... 25,386 5,004,596
XPO Logistics, Inc.
(a)
...................... 4,682 242,247
15,279,263
a
Semiconductors & Semiconductor Equipment  —  4 .5%
Advanced Micro Devices, Inc.
(a)
............... 65,683 3,944,921
Allegro MicroSystems, Inc.
(a)
................. 2,886 73,333
Amkor Technology, Inc. ..................... 4,037 83,929
Analog Devices, Inc. ....................... 21,149 3,016,270
Applied Materials, Inc. ..................... 35,401 3,125,554
Broadcom, Inc. .......................... 16,435 7,726,422
Cirrus Logic, Inc.
(a)
........................ 2,335 156,725
Enphase Energy, Inc.
(a)
..................... 5,506 1,690,342
Entegris, Inc. ............................ 6,034 478,738
First Solar, Inc.
(a)
......................... 3,985 580,096
GlobalFoundries, Inc.
(a) (b)
.................... 2,855 161,879
Intel Corp. ............................. 166,990 4,747,526
KLA Corp. .............................. 5,769 1,825,600
Lam Research Corp. ...................... 5,575 2,256,649
Lattice Semiconductor Corp.
(a)
................ 5,489 266,271
Marvell Technology, Inc. .................... 34,440 1,366,579
Microchip Technology, Inc. ................... 22,564 1,393,101
Micron Technology, Inc. ..................... 44,865 2,427,197
MKS Instruments, Inc. ..................... 2,274 186,809
Monolithic Power Systems, Inc. ............... 1,817 616,781
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ........................... 101,909 $ 13,754,658
NXP Semiconductors NV ................... 10,731 1,567,584
ON Semiconductor Corp.
(a)
.................. 17,717 1,088,355
Power Integrations, Inc. .................... 2,463 164,307
Qorvo, Inc.
(a)
............................ 4,168 358,781
QUALCOMM, Inc. ........................ 45,775 5,385,887
Semtech Corp.
(a)
......................... 2,621 72,576
Silicon Laboratories, Inc.
(a)
................... 1,391 159,854
Skyworks Solutions, Inc. .................... 6,503 559,323
SolarEdge Technologies, Inc.
(a)
................ 2,241 515,497
Teradyne, Inc. ........................... 6,379 518,932
Texas Instruments, Inc. ..................... 37,218 5,978,327
Universal Display Corp. .................... 1,761 167,682
Wolfspeed, Inc.
(a)
......................... 4,990 392,963
66,809,448
a
Software  —  8 .5%
ACI Worldwide, Inc.
(a)
...................... 4,748 115,519
Adobe, Inc.
(a)
............................ 19,066 6,072,521
Alteryx, Inc. , Class A
(a)
..................... 2,414 117,634
ANSYS, Inc.
(a)
........................... 3,514 777,156
Appian Corp. , Class A
(a) (b)
................... 1,594 77,819
AppLovin Corp. , Class A
(a)
................... 4,990 84,630
Asana, Inc. , Class A
(a)
...................... 3,145 64,787
Aspen Technology, Inc.
(a)
.................... 1,179 284,669
Autodesk, Inc.
(a)
.......................... 8,853 1,897,198
Bentley Systems, Inc. , Class B
(b)
............... 7,806 275,396
Bill.com Holdings, Inc.
(a) (b)
................... 3,848 513,169
Black Knight, Inc.
(a)
........................ 6,234 376,970
Blackbaud, Inc.
(a)
......................... 1,891 103,438
Blackline, Inc.
(a)
.......................... 2,142 119,952
Cadence Design Systems, Inc.
(a)
.............. 11,143 1,686,939
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 4,266 39,802
Ceridian HCM Holding, Inc.
(a) (b)
................ 6,229 412,297
Clear Secure, Inc. , Class A
(a) (b)
................ 2,909 78,601
Confluent, Inc. , Class A
(a)
................... 5,744 154,399
Coupa Software, Inc.
(a)
..................... 2,947 156,869
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 8,642 1,393,090
Datadog, Inc. , Class A
(a)
.................... 10,059 809,850
DocuSign, Inc.
(a)
......................... 8,150 393,645
Dolby Laboratories, Inc. , Class A .............. 2,625 175,455
Dropbox, Inc. , Class A
(a)
.................... 11,513 250,408
Dynatrace, Inc.
(a)
......................... 8,311 292,880
Elastic NV
(a)
............................ 3,127 199,972
Fair Isaac Corp.
(a)
......................... 1,023 489,853
Five9, Inc.
(a)
............................ 2,847 171,560
Fortinet, Inc.
(a)
........................... 26,633 1,522,342
Gitlab, Inc. , Class A
(a) (b)
..................... 2,182 105,740
Guidewire Software, Inc.
(a)
................... 3,308 196,528
HashiCorp, Inc. , Class A
(a)
................... 1,719 52,825
HubSpot, Inc.
(a) (b)
......................... 1,953 579,182
Informatica, Inc. , Class A
(a) (b)
................. 1,230 23,813
Intuit, Inc. .............................. 11,469 4,902,997
Manhattan Associates, Inc.
(a)
................. 2,588 314,882
Microsoft Corp. .......................... 303,524 70,457,026
MicroStrategy, Inc. , Class A
(a) (b)
................ 384 102,724
nCino, Inc.
(a)
............................ 3,095 97,431
NCR Corp.
(a)
............................ 5,790 123,095
New Relic, Inc.
(a)
......................... 2,345 138,918
NortonLifeLock, Inc. ....................... 24,403 549,800
Nutanix, Inc. , Class A
(a)
..................... 9,379 256,985
Oracle Corp. ............................ 61,786 4,823,633
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 71,124 625,180
Palo Alto Networks, Inc.
(a) (b)
.................. 12,164 2,087,221
Paycom Software, Inc.
(a) (b)
................... 1,977 684,042

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
Paylocity Holding Corp.
(a)
................... 1,673 $ 387,785
Pegasystems, Inc. ........................ 1,621 60,317
Procore Technologies, Inc.
(a)
................. 2,784 152,173
PTC, Inc.
(a)
............................. 4,322 509,261
Qualtrics International, Inc. , Class A
(a)
........... 4,976 59,563
Rapid7, Inc.
(a)
........................... 2,247 101,722
RingCentral, Inc. , Class A
(a)
.................. 3,303 117,322
Roper Technologies, Inc. .................... 4,328 1,794,129
Salesforce, Inc.
(a)
......................... 40,518 6,587,822
Samsara, Inc. , Class A
(a) (b)
................... 2,768 34,074
SentinelOne, Inc. , Class A
(a)
.................. 8,127 185,621
ServiceNow, Inc.
(a)
........................ 8,217 3,457,221
Smartsheet, Inc. , Class A
(a)
.................. 5,103 178,197
Splunk, Inc.
(a) (b)
.......................... 6,023 500,571
Synopsys, Inc.
(a)
......................... 6,213 1,817,613
Tyler Technologies, Inc.
(a)
................... 1,687 545,458
UiPath, Inc. , Class A
(a)
..................... 14,109 178,479
Unity Software, Inc.
(a) (b)
..................... 7,279 214,730
Varonis Systems, Inc.
(a)
..................... 4,309 115,352
Verint Systems, Inc.
(a)
...................... 2,569 91,020
VMware, Inc. , Class A ...................... 8,404 945,702
Workday, Inc. , Class A
(a)
.................... 8,140 1,268,375
Workiva, Inc. , Class A
(a) (b)
................... 1,892 147,216
Zendesk, Inc.
(a)
.......................... 5,102 391,272
Zoom Video Communications, Inc. , Class A
(a)
...... 8,980 749,291
Zscaler, Inc.
(a)
........................... 3,406 524,865
126,345,993
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 2,430 461,506
AutoNation, Inc.
(a)
......................... 1,582 168,182
AutoZone, Inc.
(a)
......................... 794 2,011,107
Bath & Body Works, Inc. .................... 9,258 309,032
Best Buy Co., Inc. ........................ 8,196 560,688
Burlington Stores, Inc.
(a) (b)
................... 2,681 383,276
CarMax, Inc.
(a) (b)
.......................... 6,523 411,014
Carvana Co. , Class A
(a) (b)
.................... 4,007 54,215
Dick's Sporting Goods, Inc. .................. 2,346 266,881
Five Below, Inc.
(a) (b)
........................ 2,291 335,288
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 4,277 313,803
Foot Locker, Inc. ......................... 3,224 102,201
GameStop Corp. , Class A
(a) (b)
................. 10,024 283,779
Gap, Inc. (The) .......................... 8,697 98,015
Home Depot, Inc. (The) .................... 41,828 12,386,526
Lithia Motors, Inc. ........................ 1,121 222,126
Lowe's Companies, Inc. .................... 25,983 5,065,386
Murphy USA, Inc. ........................ 859 270,164
O'Reilly Automotive, Inc.
(a)
................... 2,593 2,170,782
Penske Automotive Group, Inc.
(b)
.............. 1,056 117,871
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 2,961 31,179
RH
(a)
................................. 815 206,953
Ross Stores, Inc. ......................... 14,195 1,358,320
TJX Companies, Inc. (The) .................. 47,698 3,439,026
Tractor Supply Co. ........................ 4,526 994,679
Ulta Beauty, Inc.
(a)
........................ 2,117 887,806
Victoria's Secret & Co.
(a) (b)
................... 3,438 129,269
Williams-Sonoma, Inc. ..................... 2,798 346,476
33,385,550
a
Technology Hardware, Storage & Peripherals  —  6 .6%
Apple, Inc. ............................. 614,810 94,274,965
Dell Technologies, Inc. , Class C ............... 10,707 411,149
Hewlett Packard Enterprise Co. ............... 53,022 756,624
HP, Inc. ............................... 37,032 1,022,824
NetApp, Inc. ............................ 8,892 615,949
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc. , Class A
(a)
................. 11,411 $ 352,143
Seagate Technology Holdings PLC ............. 7,807 387,696
Western Digital Corp.
(a)
..................... 12,838 441,242
98,262,592
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 5,617 256,585
Carter's, Inc. ............................ 1,586 107,642
Columbia Sportswear Co. ................... 1,406 104,747
Crocs, Inc.
(a)
............................ 2,580 182,535
Deckers Outdoor Corp.
(a)
.................... 1,101 385,273
Hanesbrands, Inc. ........................ 13,709 93,495
Levi Strauss & Co. , Class A .................. 3,981 59,556
Lululemon Athletica, Inc.
(a)
................... 4,717 1,552,082
Nike, Inc. , Class B ........................ 51,382 4,762,084
PVH Corp. ............................. 2,849 146,211
Ralph Lauren Corp. , Class A ................. 1,681 155,812
Skechers USA, Inc. , Class A
(a)
................ 5,545 190,914
Tapestry, Inc. ............................ 10,190 322,819
Under Armour, Inc. , Class A
(a)
................. 7,737 57,641
Under Armour, Inc. , Class C , NVS
(a)
............ 9,090 59,630
VF Corp. .............................. 13,438 379,623
8,816,649
a
Thrifts & Mortgage Finance  —  0 .0%
Essent Group Ltd. ........................ 4,577 181,158
MGIC Investment Corp. .................... 12,347 168,536
New York Community Bancorp, Inc. ............ 18,973 176,639
Radian Group, Inc. ........................ 6,577 137,262
Rocket Companies, Inc. , Class A
(b)
............. 5,580 38,502
TFS Financial Corp. ....................... 2,147 30,165
UWM Holdings Corp. , Class A
(b)
............... 2,192 7,190
739,452
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 73,318 3,392,424
Philip Morris International, Inc. ................ 63,002 5,786,734
9,179,158
a
Trading Companies & Distributors  —  0 .3%
Air Lease Corp. , Class A .................... 4,276 150,900
Applied Industrial Technologies, Inc. ............ 1,618 201,247
Core & Main, Inc. , Class A
(a)
.................. 2,930 69,089
Fastenal Co. ............................ 23,402 1,131,019
MSC Industrial Direct Co., Inc. , Class A .......... 1,873 155,422
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,891 219,110
United Rentals, Inc.
(a)
...................... 2,848 899,142
Univar Solutions, Inc.
(a)
..................... 6,962 177,392
Watsco, Inc. ............................ 1,357 367,693
WESCO International, Inc.
(a)
................. 1,820 250,741
WW Grainger, Inc. ........................ 1,843 1,076,957
4,698,712
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,425 1,079,150
Essential Utilities, Inc. ...................... 9,705 429,155
1,508,305
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc.
(a)
....................... 24,490 3,711,704
a
Total Long-Term Investments — 99.9%
(Cost: $ 860,721,277 ) ................................ 1,482,679,971

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 24,905,372 $ 24,900,391
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 3,452,625 3,452,625
a
Total Short-Term Securities — 1.9%
(Cost: $ 28,355,259 ) ................................. 28,353,016
Total Investments — 101.8%
(Cost: $ 889,076,536 ) ................................ 1,511,032,987
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (26,002,517)
Net Assets — 100.0% ................................. $ 1,485,030,470
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,439,436 $ 3,468,720
(a)
$ — $ (5,522) $ (2,243) $ 24,900,391 24,905,372 $ 94,209
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,896,000 1,556,625
(a)
— — — 3,452,625 3,452,625 20,856 —
BlackRock, Inc. ... 3,519,447 430,546 (106,531) 55,326 64,516 3,963,304 6,136 55,197 —
$ 49,804 $ 62,273
$ 32,316,320
$ 170,262 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 11 12/16/22 $ 2,136 $ 85,744
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 85,744 $ — $ — $ — $ 85,744
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Dow Jones U.S. ETF

2022
iShares Semi-Annual Report to Shareholders
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (514,913) $ — $ — $ — $ (514,913)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 247,747 $ — $ — $ — $ 247,747
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,204,538
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,482,679,971  $ —  $ —  $ 1,482,679,971
Short-Term Securities
Money Market Funds ...................................... 28,353,016  —  —  28,353,016
$ 1,511,032,987  $ —  $ —  $ 1,511,032,987
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 85,744  $ —  $ —  $ 85,744
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.9%
CH Robinson Worldwide, Inc. ................ 25,492 $ 2,491,078
Expeditors International of Washington, Inc. ....... 33,603 3,288,054
United Parcel Service, Inc., Class B ............ 146,920 24,648,768
30,427,900
a
Airlines  — 0.1%
Delta Air Lines, Inc.
(a)
...................... 31,597 1,072,086
Southwest Airlines Co.
(a)
.................... 29,292 1,064,764
2,136,850
a
Auto Components  — 0.2%
Aptiv PLC
(a)
............................. 54,191 4,935,174
Autoliv, Inc. ............................. 16,728 1,344,095
BorgWarner, Inc. ......................... 48,265 1,811,386
8,090,655
a
Automobiles  — 3.5%
Harley-Davidson, Inc. ...................... 28,048 1,206,064
Lucid Group, Inc.
(a)(b)
....................... 83,077 1,187,170
Rivian Automotive, Inc., Class A
(a)
.............. 62,540 2,187,024
Tesla, Inc.
(a)
............................. 528,482 120,250,794
124,831,052
a
Banks  — 1.7%
Bank of Hawaii Corp. ...................... 8,217 624,081
Cathay General Bancorp .................... 14,057 640,999
Citizens Financial Group, Inc. ................ 99,310 4,061,779
Comerica, Inc. ........................... 25,906 1,826,373
First Republic Bank ....................... 35,981 4,321,318
Heartland Financial USA, Inc. ................ 8,234 406,101
Huntington Bancshares, Inc. ................. 287,647 4,366,482
International Bancshares Corp. ............... 11,428 566,829
KeyCorp ............................... 186,951 3,340,814
M&T Bank Corp. ......................... 35,847 6,035,560
Old National Bancorp ...................... 59,327 1,160,436
PNC Financial Services Group, Inc. (The) ........ 82,798 13,399,200
Regions Financial Corp. .................... 186,134 4,085,641
SVB Financial Group
(a)
..................... 11,769 2,718,168
Truist Financial Corp. ...................... 266,664 11,943,881
Umpqua Holdings Corp. .................... 43,594 866,649
Zions Bancorp NA ........................ 30,367 1,577,262
61,941,573
a
Beverages  — 3.0%
Coca-Cola Co. (The) ...................... 823,840 49,306,824
Keurig Dr Pepper, Inc. ..................... 156,225 6,067,779
PepsiCo, Inc. ........................... 276,599 50,224,846
105,599,449
a
Biotechnology  — 3.6%
AbbVie, Inc. ............................ 353,501 51,752,546
Amgen, Inc. ............................ 106,865 28,890,953
Biogen, Inc.
(a)
........................... 29,312 8,308,193
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 36,790 3,187,118
Gilead Sciences, Inc. ...................... 250,951 19,689,616
Vertex Pharmaceuticals, Inc.
(a)
................ 51,181 15,968,472
127,796,898
a
Building Products  — 1.0%
A O Smith Corp. ......................... 26,048 1,426,909
Allegion PLC ............................ 17,676 1,851,915
Builders FirstSource, Inc.
(a)
.................. 34,613 2,134,238
Carrier Global Corp. ....................... 169,930 6,756,417
Fortune Brands Home & Security, Inc. ........... 26,137 1,576,584
Security Shares Value
a
Building Products (continued)
Johnson Controls International PLC ............ 139,317 $ 8,058,095
Lennox International, Inc. ................... 6,452 1,506,994
Masco Corp. ............................ 47,261 2,186,766
Owens Corning .......................... 19,445 1,664,686
Trane Technologies PLC .................... 46,795 7,469,886
34,632,490
a
Capital Markets  — 4.4%
Ameriprise Financial, Inc. ................... 22,014 6,804,968
Bank of New York Mellon Corp. (The) ........... 153,108 6,447,378
BlackRock, Inc.
(c)
......................... 30,251 19,539,423
Charles Schwab Corp. (The) ................. 290,794 23,167,558
CME Group, Inc., Class A ................... 71,966 12,471,708
FactSet Research Systems, Inc. ............... 7,537 3,206,918
Franklin Resources, Inc. .................... 60,232 1,412,440
Intercontinental Exchange, Inc. ............... 111,458 10,652,041
Invesco Ltd. ............................ 67,146 1,028,677
MarketAxess Holdings, Inc. .................. 7,574 1,848,359
Moody's Corp. ........................... 33,266 8,811,165
Morgan Stanley .......................... 262,452 21,565,681
Nasdaq, Inc. ............................ 69,129 4,302,589
Northern Trust Corp. ....................... 39,467 3,329,042
S&P Global, Inc. ......................... 69,437 22,306,636
State Street Corp. ........................ 73,645 5,449,730
T Rowe Price Group, Inc. ................... 45,373 4,816,798
157,161,111
a
Chemicals  — 2.4%
Air Products and Chemicals, Inc. .............. 44,365 11,108,996
Albemarle Corp. ......................... 23,423 6,555,395
Axalta Coating Systems Ltd.
(a)(b)
............... 44,910 1,047,301
Ecolab, Inc. ............................ 51,470 8,084,393
HB Fuller Co. ........................... 10,420 726,378
International Flavors & Fragrances, Inc. .......... 50,777 4,956,343
Linde PLC ............................. 100,567 29,903,597
Minerals Technologies, Inc. .................. 6,541 359,820
Mosaic Co. (The) ......................... 72,510 3,897,413
PPG Industries, Inc. ....................... 47,182 5,387,241
Sherwin-Williams Co. (The) .................. 49,498 11,138,535
83,165,412
a
Commercial Services & Supplies  — 0.2%
ACCO Brands Corp. ....................... 17,524 80,610
Copart, Inc.
(a)
........................... 42,897 4,934,013
Deluxe Corp. ............................ 8,442 155,164
HNI Corp. .............................. 8,197 237,631
Interface, Inc. ........................... 11,823 133,718
Steelcase, Inc., Class A .................... 16,465 127,933
Tetra Tech, Inc. .......................... 10,832 1,530,345
7,199,414
a
Communications Equipment  — 1.4%
Cisco Systems, Inc. ....................... 828,379 37,633,258
CommScope Holding Co., Inc.
(a)
............... 41,969 555,670
F5, Inc.
(a)
.............................. 12,023 1,718,207
Motorola Solutions, Inc. .................... 33,513 8,368,531
48,275,666
a
Construction & Engineering  — 0.2%
EMCOR Group, Inc. ....................... 10,246 1,445,711
Granite Construction, Inc. ................... 9,098 306,875
MDU Resources Group, Inc. ................. 40,160 1,143,757
Quanta Services, Inc. ...................... 28,638 4,067,741
6,964,084
a

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Consumer Finance  — 0.9%
Ally Financial, Inc. ........................ 64,710 $ 1,783,408
American Express Co. ..................... 128,053 19,009,468
Discover Financial Services .................. 56,279 5,878,904
Synchrony Financial ....................... 100,457 3,572,251
30,244,031
a
Containers & Packaging  — 0.2%
Avery Dennison Corp. ...................... 16,265 2,757,731
Ball Corp. .............................. 63,707 3,146,489
Sealed Air Corp. ......................... 28,998 1,380,885
Sonoco Products Co. ...................... 19,682 1,221,858
8,506,963
a
Distributors  — 0.1%
LKQ Corp. ............................. 53,554 2,979,745
Pool Corp. ............................. 7,940 2,415,586
5,395,331
a
Diversified Financial Services  — 0.1%
Equitable Holdings, Inc. .................... 76,320 2,336,919
Voya Financial, Inc. ....................... 20,212 1,381,692
3,718,611
a
Diversified Telecommunication Services  — 1.0%
Liberty Global PLC, Class A
(a)
................ 31,119 524,666
Liberty Global PLC, Class C, NVS
(a)(b)
........... 60,268 1,064,333
Lumen Technologies, Inc. ................... 184,498 1,357,905
Verizon Communications, Inc. ................ 840,117 31,395,173
34,342,077
a
Electric Utilities  — 0.1%
Eversource Energy ....................... 69,221 5,280,178
a
Electrical Equipment  — 0.6%
Acuity Brands, Inc. ........................ 6,943 1,274,526
Eaton Corp. PLC ......................... 79,665 11,955,327
Rockwell Automation, Inc. ................... 23,239 5,932,917
Sensata Technologies Holding PLC ............ 31,632 1,271,923
20,434,693
a
Electronic Equipment, Instruments & Components  — 0.8%
Cognex Corp. ........................... 34,770 1,607,417
Corning, Inc. ............................ 160,917 5,176,700
Flex Ltd.
(a)(b)
............................ 91,672 1,794,938
Itron, Inc.
(a)
............................. 9,224 450,961
Keysight Technologies, Inc.
(a)
................. 36,388 6,336,970
TE Connectivity Ltd. ....................... 64,532 7,887,746
Trimble, Inc.
(a)(b)
.......................... 50,023 3,009,384
Zebra Technologies Corp., Class A
(a)
............ 10,514 2,977,775
29,241,891
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co., Class A .................. 197,200 5,454,552
Core Laboratories NV
(b)
..................... 9,712 188,995
Halliburton Co. .......................... 180,835 6,586,011
NOV, Inc. .............................. 79,002 1,769,645
TechnipFMC PLC
(a)
....................... 87,004 921,372
14,920,575
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 56,030 7,057,539
Walt Disney Co. (The)
(a)
.................... 364,379 38,820,938
Warner Bros Discovery, Inc., Series A
(a)
.......... 461,434 5,998,642
51,877,119
a
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs)  — 3.4%
American Tower Corp. ..................... 91,287 $ 18,913,754
AvalonBay Communities, Inc. ................ 27,946 4,893,904
Boston Properties, Inc. ..................... 29,825 2,168,277
Corporate Office Properties Trust .............. 23,020 613,483
Crown Castle, Inc. ........................ 86,561 11,535,119
Digital Realty Trust, Inc. .................... 56,841 5,698,310
Equinix, Inc. ............................ 18,171 10,292,781
Equity Residential ........................ 71,665 4,516,328
Federal Realty Investment Trust ............... 14,303 1,415,711
Healthpeak Properties, Inc. .................. 107,072 2,540,819
Host Hotels & Resorts, Inc. .................. 143,396 2,707,316
Iron Mountain, Inc. ........................ 58,245 2,916,327
Macerich Co. (The) ....................... 42,369 471,567
PotlatchDeltic Corp. ....................... 16,249 722,918
Prologis, Inc. ............................ 184,619 20,446,554
SBA Communications Corp., Class A ............ 21,620 5,835,238
Simon Property Group, Inc. .................. 65,786 7,169,358
UDR, Inc. .............................. 63,758 2,535,018
Ventas, Inc. ............................ 80,129 3,135,448
Welltower, Inc. ........................... 91,015 5,555,556
Weyerhaeuser Co. ........................ 148,727 4,600,126
118,683,912
a
Food & Staples Retailing  — 0.4%
Kroger Co. (The) ......................... 138,509 6,550,090
Sysco Corp. ............................ 101,657 8,799,430
United Natural Foods, Inc.
(a)
.................. 11,843 502,262
15,851,782
a
Food Products  — 2.1%
Archer-Daniels-Midland Co. .................. 112,598 10,919,754
Bunge Ltd. ............................. 30,388 2,999,296
Campbell Soup Co. ....................... 42,310 2,238,622
Conagra Brands, Inc. ...................... 95,678 3,511,383
Darling Ingredients, Inc.
(a)
................... 32,130 2,521,562
General Mills, Inc. ........................ 120,244 9,809,505
Hain Celestial Group, Inc. (The)
(a)
.............. 18,773 351,243
Hormel Foods Corp. ....................... 59,979 2,786,024
Ingredion, Inc. ........................... 13,405 1,194,654
JM Smucker Co. (The) ..................... 21,792 3,283,183
Kellogg Co. ............................. 50,757 3,899,153
Kraft Heinz Co. (The) ...................... 147,076 5,658,014
Lamb Weston Holdings, Inc. ................. 28,927 2,494,086
McCormick & Co., Inc., NVS ................. 50,167 3,945,133
Mondelez International, Inc., Class A ............ 276,924 17,025,287
72,636,899
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 27,845 2,966,885
New Jersey Resources Corp. ................. 18,937 845,347
UGI Corp. .............................. 41,927 1,481,281
5,293,513
a
Health Care Equipment & Supplies  — 1.8%
ABIOMED, Inc.
(a)
......................... 9,102 2,294,432
Align Technology, Inc.
(a)
..................... 14,991 2,912,751
Becton Dickinson and Co. ................... 57,072 13,467,280
Cooper Companies, Inc. (The) ................ 9,912 2,709,842
Dentsply Sirona, Inc. ...................... 42,908 1,322,425
Dexcom, Inc.
(a)
.......................... 78,549 9,487,148
Edwards Lifesciences Corp.
(a)
................ 124,133 8,990,953
Hologic, Inc.
(a)
........................... 49,883 3,382,067
IDEXX Laboratories, Inc.
(a)
................... 16,772 6,032,553
Insulet Corp.
(a)(b)
.......................... 13,854 3,585,554
ResMed, Inc. ........................... 29,198 6,531,301

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 20,035 $ 3,457,640
64,173,946
a
Health Care Providers & Services  — 2.9%
AmerisourceBergen Corp. ................... 31,385 4,934,350
Cardinal Health, Inc. ....................... 54,569 4,141,787
Centene Corp.
(a)
......................... 116,879 9,949,909
Cigna Corp. ............................ 63,470 20,504,618
DaVita, Inc.
(a)(b)
.......................... 11,186 816,690
Elevance Health, Inc. ...................... 48,227 26,369,077
HCA Healthcare, Inc. ...................... 47,348 10,296,770
Henry Schein, Inc.
(a)
....................... 27,668 1,894,151
Humana, Inc. ........................... 25,324 14,132,818
Laboratory Corp. of America Holdings ........... 18,550 4,115,503
Patterson Companies, Inc. .................. 17,420 452,397
Pediatrix Medical Group, Inc.
(a)
................ 15,996 310,322
Quest Diagnostics, Inc. ..................... 23,508 3,376,924
Select Medical Holdings Corp. ................ 22,792 585,299
101,880,615
a
Health Care Technology  — 0.0%
Teladoc Health, Inc.
(a)
...................... 32,117 951,948
a
Hotels, Restaurants & Leisure  — 3.0%
Aramark ............................... 46,244 1,687,906
Booking Holdings, Inc.
(a)
.................... 8,130 15,198,873
Choice Hotels International, Inc. ............... 7,292 946,793
Darden Restaurants, Inc. ................... 24,986 3,576,496
Domino's Pizza, Inc. ....................... 7,159 2,378,506
Hilton Worldwide Holdings, Inc. ............... 55,721 7,536,823
Jack in the Box, Inc. ....................... 4,107 362,361
Marriott International, Inc., Class A ............. 55,701 8,918,287
McDonald's Corp. ........................ 147,943 40,338,138
Royal Caribbean Cruises Ltd.
(a)
............... 46,119 2,461,832
Starbucks Corp. .......................... 229,432 19,866,517
Vail Resorts, Inc. ......................... 8,079 1,770,351
105,042,883
a
Household Durables  — 0.2%
Ethan Allen Interiors, Inc. ................... 4,560 116,690
Garmin Ltd. ............................. 30,917 2,721,933
La-Z-Boy, Inc. ........................... 9,220 228,379
Meritage Homes Corp.
(a)
.................... 7,513 572,190
Mohawk Industries, Inc.
(a)
................... 10,095 956,501
Newell Brands, Inc. ....................... 78,687 1,086,668
Whirlpool Corp. .......................... 11,259 1,556,444
7,238,805
a
Household Products  — 2.6%
Church & Dwight Co., Inc. ................... 48,581 3,601,309
Clorox Co. (The) ......................... 24,717 3,609,671
Colgate-Palmolive Co. ..................... 158,946 11,736,573
Kimberly-Clark Corp. ...................... 67,435 8,392,960
Procter & Gamble Co. (The) ................. 479,968 64,637,291
91,977,804
a
Independent Power and Renewable Electricity Producers  — 0.0%
Ormat Technologies, Inc. .................... 9,128 825,628
a
Industrial Conglomerates  — 0.4%
3M Co. ................................ 110,723 13,927,846
a
Insurance  — 2.8%
Allstate Corp. (The) ....................... 55,097 6,955,996
Arthur J Gallagher & Co. .................... 42,071 7,870,643
Chubb Ltd. ............................. 85,277 18,325,175
Security Shares Value
a
Insurance (continued)
Hartford Financial Services Group, Inc. (The) ...... 65,871 $ 4,769,719
Lincoln National Corp. ..................... 32,820 1,768,014
Loews Corp. ............................ 41,610 2,372,602
Marsh & McLennan Companies, Inc. ............ 100,437 16,219,571
Principal Financial Group, Inc. ................ 50,617 4,460,876
Progressive Corp. (The) .................... 117,062 15,030,761
Prudential Financial, Inc. .................... 74,877 7,876,312
Travelers Companies, Inc. (The) ............... 48,040 8,861,458
Willis Towers Watson PLC ................... 22,334 4,873,502
99,384,629
a
Interactive Media & Services  — 6.3%
Alphabet, Inc., Class A
(a)
.................... 1,203,324 113,726,151
Alphabet, Inc., Class C, NVS
(a)(b)
............... 1,128,408 106,815,101
ZoomInfo Technologies, Inc.
(a)
................ 52,460 2,336,044
222,877,296
a
IT Services  — 7.0%
Accenture PLC, Class A .................... 126,709 35,972,685
Akamai Technologies, Inc.
(a)
.................. 31,875 2,815,519
Automatic Data Processing, Inc. ............... 84,028 20,309,568
Cognizant Technology Solutions Corp., Class A ..... 104,385 6,497,966
Fidelity National Information Services, Inc. ........ 122,195 10,140,963
International Business Machines Corp. .......... 179,928 24,882,243
Mastercard, Inc., Class A .................... 173,725 57,013,070
Okta, Inc., Class A
(a)
....................... 30,193 1,694,431
PayPal Holdings, Inc.
(a)
..................... 220,077 18,394,036
Visa, Inc., Class A ........................ 329,217 68,200,594
Western Union Co. (The) ................... 76,314 1,031,002
246,952,077
a
Leisure Products  — 0.1%
Hasbro, Inc. ............................ 26,359 1,719,925
Mattel, Inc.
(a)
............................ 70,168 1,330,385
Topgolf Callaway Brands Corp.
(a)
.............. 27,942 523,074
3,573,384
a
Life Sciences Tools & Services  — 1.1%
Agilent Technologies, Inc. ................... 59,870 8,283,015
Bio-Techne Corp. ......................... 7,868 2,330,974
Illumina, Inc.
(a)
........................... 31,450 7,196,389
IQVIA Holdings, Inc.
(a)
...................... 37,926 7,951,944
Mettler-Toledo International, Inc.
(a)
............. 4,541 5,744,047
Waters Corp.
(a)
.......................... 12,065 3,609,486
West Pharmaceutical Services, Inc. ............ 14,741 3,391,904
38,507,759
a
Machinery  — 3.3%
AGCO Corp. ............................ 12,770 1,585,651
Caterpillar, Inc. .......................... 106,699 23,096,066
Cummins, Inc. ........................... 28,243 6,905,696
Deere & Co. ............................ 58,083 22,990,413
Dover Corp. ............................ 28,916 3,779,032
Flowserve Corp. ......................... 26,711 766,071
Fortive Corp. ............................ 68,001 4,345,264
Graco, Inc. ............................. 33,633 2,340,184
IDEX Corp. ............................. 15,171 3,372,665
Illinois Tool Works, Inc. ..................... 62,361 13,315,944
Ingersoll Rand, Inc.
(b)
...................... 81,144 4,097,772
Lincoln Electric Holdings, Inc. ................ 10,911 1,549,362
Middleby Corp. (The)
(a)
..................... 10,340 1,446,152
PACCAR, Inc. ........................... 69,408 6,720,777
Parker-Hannifin Corp. ...................... 25,653 7,455,275
Pentair PLC ............................ 33,397 1,434,401
Snap-on, Inc. ........................... 10,706 2,377,267
Stanley Black & Decker, Inc. ................. 30,242 2,373,695

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Machinery (continued)
Tennant Co. ............................ 3,220 $ 187,565
Timken Co. (The) ......................... 13,114 934,897
Westinghouse Air Brake Technologies Corp. ....... 34,757 3,242,133
Xylem, Inc. ............................. 35,841 3,671,194
117,987,476
a
Media  — 0.2%
Cable One, Inc. .......................... 1,081 929,044
John Wiley & Sons, Inc., Class A .............. 8,877 374,521
New York Times Co. (The), Class A ............. 33,615 973,490
Omnicom Group, Inc. ...................... 41,210 2,998,027
Scholastic Corp. ......................... 6,126 233,646
5,508,728
a
Metals & Mining  — 0.2%
Compass Minerals International, Inc. ............ 6,693 264,641
Newmont Corp. .......................... 158,973 6,727,737
Schnitzer Steel Industries, Inc., Class A .......... 5,250 141,698
7,134,076
a
Multiline Retail  — 0.5%
Kohl's Corp. ............................ 25,761 771,542
Nordstrom, Inc. .......................... 22,466 456,959
Target Corp. ............................ 92,801 15,242,564
16,471,065
a
Multi-Utilities  — 0.5%
Avista Corp. ............................ 12,983 532,693
Consolidated Edison, Inc. ................... 70,742 6,222,466
Sempra Energy .......................... 62,987 9,507,258
16,262,417
a
Oil, Gas & Consumable Fuels  — 1.5%
Cheniere Energy, Inc. ...................... 45,665 8,055,763
Marathon Petroleum Corp. .................. 108,321 12,307,432
ONEOK, Inc. ............................ 89,100 5,285,412
Phillips 66 .............................. 96,287 10,041,771
Valero Energy Corp. ....................... 81,424 10,222,783
Williams Companies, Inc. (The) ............... 243,201 7,959,969
53,873,130
a
Personal Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 46,285 9,279,680
a
Pharmaceuticals  — 2.8%
Bristol-Myers Squibb Co. .................... 425,908 32,995,093
Jazz Pharmaceuticals PLC
(a)
................. 12,501 1,797,519
Merck & Co., Inc. ......................... 505,873 51,194,347
Zoetis, Inc., Class A ....................... 94,201 14,203,627
100,190,586
a
Professional Services  — 0.2%
ASGN, Inc.
(a)
............................ 10,237 867,893
Exponent, Inc. ........................... 10,213 972,890
Heidrick & Struggles International, Inc. .......... 3,679 103,601
ICF International, Inc. ...................... 3,883 464,523
Kelly Services, Inc., Class A, NVS ............. 6,937 113,351
ManpowerGroup, Inc. ...................... 10,507 823,118
Resources Connection, Inc. .................. 7,102 129,754
Robert Half International, Inc. ................. 22,211 1,698,253
TransUnion ............................. 38,530 2,283,673
TrueBlue, Inc.
(a)(b)
......................... 7,028 138,170
7,595,226
a
Real Estate Management & Development  — 0.2%
Anywhere Real Estate, Inc.
(a)
................. 22,819 169,545
CBRE Group, Inc., Class A
(a)
................. 65,475 4,644,797
Security Shares Value
a
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.
(a)
................... 9,758 $ 1,552,400
6,366,742
a
Road & Rail  — 1.5%
AMERCO .............................. 1,988 1,143,478
ArcBest Corp. ........................... 5,030 399,533
Avis Budget Group, Inc.
(a)
................... 6,279 1,484,732
CSX Corp. ............................. 435,372 12,651,910
Knight-Swift Transportation Holdings, Inc., Class A .. 30,991 1,488,498
Norfolk Southern Corp. ..................... 47,587 10,853,167
Ryder System, Inc. ........................ 10,245 824,825
Union Pacific Corp. ....................... 125,706 24,781,681
53,627,824
a
Semiconductors & Semiconductor Equipment  — 5.8%
Advanced Micro Devices, Inc.
(a)
............... 324,175 19,469,950
Analog Devices, Inc. ....................... 104,021 14,835,475
Applied Materials, Inc. ..................... 174,115 15,372,613
Intel Corp. ............................. 817,983 23,255,257
Lam Research Corp. ...................... 27,696 11,210,787
Microchip Technology, Inc. ................... 110,717 6,835,668
NVIDIA Corp. ........................... 500,914 67,608,363
NXP Semiconductors NV ................... 52,606 7,684,684
ON Semiconductor Corp.
(a)
.................. 86,660 5,323,524
Skyworks Solutions, Inc. .................... 32,234 2,772,446
Texas Instruments, Inc. ..................... 184,468 29,631,095
203,999,862
a
Software  — 15.2%
Adobe, Inc.
(a)
............................ 94,521 30,104,938
ANSYS, Inc.
(a)
........................... 17,467 3,863,002
Autodesk, Inc.
(a)
.......................... 43,560 9,334,908
Black Knight, Inc.
(a)
........................ 30,891 1,867,979
Cadence Design Systems, Inc.
(a)
.............. 55,242 8,363,086
Coupa Software, Inc.
(a)
..................... 14,796 787,591
Fair Isaac Corp.
(a)(b)
....................... 5,182 2,481,349
Fortinet, Inc.
(a)
........................... 136,208 7,785,649
Guidewire Software, Inc.
(a)(b)
.................. 15,884 943,668
HubSpot, Inc.
(a)
.......................... 9,083 2,693,654
Intuit, Inc. .............................. 53,608 22,917,420
Microsoft Corp. .......................... 1,421,335 329,934,494
NortonLifeLock, Inc. ....................... 120,005 2,703,713
Oracle Corp. ............................ 320,250 25,001,918
Paycom Software, Inc.
(a)
.................... 10,231 3,539,926
PTC, Inc.
(a)(b)
............................ 22,147 2,609,581
RingCentral, Inc., Class A
(a)
.................. 16,427 583,487
Roper Technologies, Inc. .................... 21,136 8,761,717
Salesforce, Inc.
(a)
......................... 198,829 32,327,607
ServiceNow, Inc.
(a)
........................ 40,121 16,880,510
Splunk, Inc.
(a)
........................... 32,226 2,678,303
Synopsys, Inc.
(a)
......................... 30,616 8,956,711
Teradata Corp.
(a)
......................... 20,447 645,921
VMware, Inc., Class A ...................... 42,263 4,755,855
Workday, Inc., Class A
(a)
.................... 39,860 6,210,985
Zendesk, Inc.
(a)
.......................... 24,391 1,870,546
538,604,518
a
Specialty Retail  — 3.0%
AutoNation, Inc.
(a)(b)
....................... 7,594 807,318
Best Buy Co., Inc. ........................ 40,561 2,774,778
Buckle, Inc. (The) ........................ 5,699 224,142
CarMax, Inc.
(a)(b)
.......................... 32,000 2,016,320
Foot Locker, Inc. ......................... 17,324 549,171
GameStop Corp., Class A
(a)(b)
................. 52,420 1,484,010
Gap, Inc. (The) .......................... 41,696 469,914

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Home Depot, Inc. (The) .................... 205,597 $ 60,883,440
Lowe's Companies, Inc. .................... 127,853 24,924,942
ODP Corp. (The)
(a)
........................ 8,744 346,000
Signet Jewelers Ltd. ....................... 9,494 619,388
Tractor Supply Co. ........................ 22,370 4,916,255
Ulta Beauty, Inc.
(a)
........................ 10,379 4,352,641
104,368,319
a
Technology Hardware, Storage & Peripherals  — 0.4%
Dell Technologies, Inc., Class C ............... 54,952 2,110,157
Hewlett Packard Enterprise Co. ............... 260,435 3,716,408
HP, Inc. ............................... 210,978 5,827,212
Seagate Technology Holdings PLC ............. 40,882 2,030,200
Xerox Holdings Corp. ...................... 23,500 343,805
14,027,782
a
Textiles, Apparel & Luxury Goods  — 0.9%
Capri Holdings Ltd.
(a)
...................... 29,128 1,330,567
Columbia Sportswear Co. ................... 6,819 508,016
Deckers Outdoor Corp.
(a)
.................... 5,348 1,871,426
Hanesbrands, Inc. ........................ 70,967 483,995
Nike, Inc., Class B ........................ 253,809 23,523,018
PVH Corp. ............................. 13,440 689,741
Under Armour, Inc., Class A
(a)
................. 36,847 274,510
Under Armour, Inc., Class C, NVS
(a)
............ 42,037 275,763
VF Corp. .............................. 66,221 1,870,743
Wolverine World Wide, Inc. .................. 15,942 273,086
31,100,865
a
Thrifts & Mortgage Finance  — 0.0%
New York Community Bancorp, Inc. ............ 94,298 877,914
a
Trading Companies & Distributors  — 0.5%
Air Lease Corp., Class A .................... 21,057 743,102
Applied Industrial Technologies, Inc. ............ 7,818 972,403
Security Shares Value
a
Trading Companies & Distributors (continued)
Fastenal Co. ............................ 114,912 $ 5,553,697
United Rentals, Inc.
(a)
...................... 14,344 4,528,544
WW Grainger, Inc. ........................ 9,212 5,383,032
17,180,778
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 36,404 5,290,957
Essential Utilities, Inc. ...................... 49,864 2,204,986
7,495,943
a
Total Long-Term Investments — 99.7%
(Cost: $3,169,567,842) ............................... 3,523,917,680
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 9,691,003 9,689,065
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 6,439,304 6,439,304
a
Total Short-Term Securities — 0.5%
(Cost: $16,128,369) ................................. 16,128,369
Total Investments — 100.2%
(Cost: $3,185,696,211) ............................... 3,540,046,049
Liabilities in Excess of Other Assets — (0.2)% ............... (6,183,847)
Net Assets — 100.0% ................................. $ 3,533,862,202
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 25,429,018 $ — $ (15,735,539)
(a)
$ (4,987) $ 573 $ 9,689,065 9,691,003 $ 200,383
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,630,000 3,809,304
(a)
— — — 6,439,304 6,439,304 77,806 —
BlackRock, Inc. .. 17,745,909 2,101,574 (967,230) 284,400 374,770 19,539,423 30,251 297,163 —
$ 279,413 $ 375,343
$ 35,667,792
$ 575,352 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI KLD 400 Social ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 49 12/16/22 $ 9,513 $ 226,804
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 226,804 $ — $ — $ — $ 226,804
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (857,023) $ — $ — $ — $ (857,023)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 505,645 $ — $ — $ — $ 505,645
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,956,925
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,523,917,680  $ —  $ —  $ 3,523,917,680
Short-Term Securities
Money Market Funds ...................................... 16,128,369  —  —  16,128,369
$ 3,540,046,049  $ —  $ —  $ 3,540,046,049
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 226,804  $ —  $ —  $ 226,804
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
L3Harris Technologies, Inc. .................. 77,850 $ 19,187,689
a
Air Freight & Logistics  —  1 .7%
CH Robinson Worldwide, Inc.
(a)
............... 154,846 15,131,551
Expeditors International of Washington, Inc. ....... 402,131 39,348,518
54,480,069
a
Auto Components  —  0 .4%
Aptiv PLC
(b)
............................. 127,277 11,591,116
a
Automobiles  —  2 .0%
Lucid Group, Inc.
(a) (b)
....................... 213,418 3,049,743
Rivian Automotive, Inc. , Class A
(b)
.............. 111,043 3,883,174
Tesla, Inc.
(b)
............................. 254,925 58,005,634
64,938,551
a
Banks  —  2 .1%
Huntington Bancshares, Inc. ................. 1,603,351 24,338,868
PNC Financial Services Group, Inc. (The) ........ 40,442 6,544,729
Regions Financial Corp. .................... 1,220,501 26,789,997
SVB Financial Group
(b)
..................... 23,061 5,326,169
Truist Financial Corp. ...................... 114,988 5,150,312
68,150,075
a
Beverages  —  3 .3%
Coca-Cola Co. (The) ...................... 677,998 40,578,180
Keurig Dr Pepper, Inc. ..................... 199,278 7,739,958
PepsiCo, Inc. ........................... 316,122 57,401,433
105,719,571
a
Biotechnology  —  2 .6%
Amgen, Inc. ............................ 112,577 30,435,192
Biogen, Inc.
(b)
........................... 29,950 8,489,028
Gilead Sciences, Inc. ...................... 330,358 25,919,889
Vertex Pharmaceuticals, Inc.
(b)
................ 61,062 19,051,344
83,895,453
a
Building Products  —  2 .9%
Carrier Global Corp. ....................... 136,061 5,409,786
Fortune Brands Home & Security, Inc. ........... 52,863 3,188,696
Johnson Controls International PLC ............ 833,192 48,191,825
Owens Corning .......................... 81,252 6,955,984
Trane Technologies PLC .................... 195,913 31,273,592
95,019,883
a
Capital Markets  —  5 .5%
Bank of New York Mellon Corp. (The) ........... 416,767 17,550,058
BlackRock, Inc.
(c)
......................... 72,358 46,736,756
CME Group, Inc. , Class A ................... 20,050 3,474,665
FactSet Research Systems, Inc. ............... 16,025 6,818,477
Invesco Ltd. ............................ 319,824 4,899,704
Moody's Corp. ........................... 54,905 14,542,687
Morgan Stanley .......................... 407,101 33,451,489
Nasdaq, Inc. ............................ 57,374 3,570,958
Northern Trust Corp. ....................... 179,613 15,150,357
S&P Global, Inc. ......................... 56,741 18,228,046
State Street Corp. ........................ 140,583 10,403,142
T Rowe Price Group, Inc. ................... 28,346 3,009,211
177,835,550
a
Chemicals  —  2 .3%
Ecolab, Inc. ............................ 222,838 35,001,164
International Flavors & Fragrances, Inc. .......... 83,049 8,106,413
Linde PLC ............................. 62,797 18,672,688
Security Shares Value
a
Chemicals (continued)
Mosaic Co. (The) ......................... 212,520 $ 11,422,950
PPG Industries, Inc. ....................... 27,088 3,092,908
76,296,123
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 613,946 27,891,567
Motorola Solutions, Inc. .................... 18,892 4,717,521
32,609,088
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 36,493 5,183,466
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 180,614 26,812,148
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 936,340 10,842,817
Ball Corp. .............................. 109,816 5,423,812
16,266,629
a
Distributors  —  0 .3%
LKQ Corp. ............................. 170,771 9,501,698
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 478,743 17,890,626
a
Electric Utilities  —  0 .7%
Eversource Energy ....................... 312,740 23,855,807
a
Electrical Equipment  —  0 .1%
Plug Power, Inc.
(a) (b)
....................... 153,119 2,446,842
a
Electronic Equipment, Instruments & Components  —  0 .8%
Keysight Technologies, Inc.
(b)
................. 73,937 12,876,129
Trimble, Inc.
(b)
........................... 174,840 10,518,374
Zebra Technologies Corp. , Class A
(b)
............ 12,223 3,461,798
26,856,301
a
Energy Equipment & Services  —  2 .3%
Baker Hughes Co. , Class A .................. 575,090 15,906,989
Halliburton Co. .......................... 800,538 29,155,594
Schlumberger Ltd.
(a)
....................... 581,582 30,259,712
75,322,295
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 69,676 8,776,389
Walt Disney Co. (The)
(b)
.................... 209,902 22,362,959
Warner Bros Discovery, Inc. , Series A
(b)
.......... 260,388 3,385,044
34,524,392
a
Equity Real Estate Investment Trusts (REITs)  —  2 .7%
American Tower Corp. ..................... 85,413 17,696,719
Crown Castle, Inc. ........................ 49,262 6,564,654
Equinix, Inc. ............................ 29,918 16,946,752
Healthpeak Properties, Inc. .................. 465,509 11,046,529
Iron Mountain, Inc. ........................ 88,127 4,412,519
Prologis, Inc. ............................ 130,946 14,502,269
Ventas, Inc. ............................ 110,885 4,338,930
Welltower, Inc. ........................... 201,198 12,281,126
87,789,498
a
Food & Staples Retailing  —  0 .5%
Costco Wholesale Corp. .................... 18,652 9,353,978
Kroger Co. (The) ......................... 168,858 7,985,295
17,339,273
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products  —  4 .1%
Bunge Ltd. ............................. 240,881 $ 23,774,954
General Mills, Inc. ........................ 507,683 41,416,779
Kellogg Co. ............................. 676,879 51,997,845
McCormick & Co., Inc. , NVS
(a)
................ 210,484 16,552,462
133,742,040
a
Gas Utilities  —  0 .1%
UGI Corp. .............................. 120,338 4,251,542
a
Health Care Equipment & Supplies  —  2 .5%
Dexcom, Inc.
(a) (b)
......................... 80,004 9,662,883
Edwards Lifesciences Corp.
(b)
................ 219,843 15,923,229
Hologic, Inc.
(b)
........................... 113,886 7,721,471
IDEXX Laboratories, Inc.
(b)
................... 40,007 14,389,718
Insulet Corp.
(a) (b)
.......................... 53,878 13,944,165
ResMed, Inc. ........................... 32,881 7,355,151
STERIS PLC ............................ 63,480 10,955,378
79,951,995
a
Health Care Providers & Services  —  1 .9%
DaVita, Inc.
(b)
............................ 56,589 4,131,563
Elevance Health, Inc. ...................... 26,605 14,546,816
HCA Healthcare, Inc. ...................... 61,900 13,461,393
Humana, Inc. ........................... 14,200 7,924,736
Laboratory Corp. of America Holdings ........... 15,702 3,483,646
Quest Diagnostics, Inc. ..................... 119,748 17,201,800
60,749,954
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a) (b)
..................... 108,637 3,220,001
a
Hotels, Restaurants & Leisure  —  0 .6%
Hilton Worldwide Holdings, Inc. ............... 82,825 11,202,909
Vail Resorts, Inc. ......................... 39,569 8,670,755
19,873,664
a
Household Products  —  2 .0%
Clorox Co. (The) ......................... 32,030 4,677,661
Colgate-Palmolive Co. ..................... 293,181 21,648,485
Kimberly-Clark Corp. ...................... 157,038 19,544,950
Procter & Gamble Co. (The) ................. 148,000 19,931,160
65,802,256
a
Industrial Conglomerates  —  1 .1%
3M Co. ................................ 287,053 36,108,397
a
Insurance  —  2 .9%
American International Group, Inc. ............. 117,628 6,704,796
Chubb Ltd. ............................. 17,840 3,833,638
Marsh & McLennan Companies, Inc. ............ 217,802 35,172,845
Prudential Financial, Inc. .................... 307,692 32,366,122
Travelers Companies, Inc. (The) ............... 83,451 15,393,371
93,470,772
a
Interactive Media & Services  —  3 .5%
Alphabet, Inc. , Class A
(b)
.................... 653,093 61,723,820
Alphabet, Inc. , Class C , NVS
(b)
................ 361,990 34,265,973
Meta Platforms, Inc. , Class A
(b)
................ 78,834 7,344,175
ZoomInfo Technologies, Inc.
(b)
................ 241,760 10,765,573
114,099,541
a
Internet & Direct Marketing Retail  —  0 .3%
eBay, Inc. .............................. 75,929 3,025,011
MercadoLibre, Inc.
(b)
....................... 5,711 5,149,152
8,174,163
a
Security Shares Value
a
IT Services  —  6 .2%
Accenture PLC , Class A .................... 123,936 $ 35,185,430
Automatic Data Processing, Inc. ............... 209,032 50,523,034
Block, Inc. , Class A
(b)
...................... 49,080 2,948,236
Fidelity National Information Services, Inc. ........ 114,052 9,465,176
International Business Machines Corp. .......... 173,637 24,012,261
Mastercard, Inc. , Class A .................... 88,406 29,013,081
Okta, Inc. , Class A
(b)
....................... 46,855 2,629,503
PayPal Holdings, Inc.
(b)
..................... 116,597 9,745,177
Snowflake, Inc. , Class A
(a) (b)
.................. 25,393 4,070,498
Twilio, Inc. , Class A
(b)
...................... 53,416 3,972,548
Visa, Inc. , Class A
(a)
....................... 153,202 31,737,326
203,302,270
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 271,985 17,747,021
a
Life Sciences Tools & Services  —  3 .8%
Agilent Technologies, Inc. ................... 280,392 38,792,233
Danaher Corp. .......................... 39,112 9,843,317
Illumina, Inc.
(b)
........................... 21,375 4,891,028
Mettler-Toledo International, Inc.
(b)
............. 14,810 18,733,613
Waters Corp.
(b)
.......................... 91,263 27,303,152
West Pharmaceutical Services, Inc. ............ 105,152 24,195,475
123,758,818
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 66,026 14,291,988
Cummins, Inc. ........................... 45,449 11,112,735
Deere & Co. ............................ 23,746 9,399,142
Xylem, Inc. ............................. 296,519 30,372,441
65,176,306
a
Media  —  0 .4%
Cable One, Inc. .......................... 6,867 5,901,706
Interpublic Group of Companies, Inc. (The) ....... 218,747 6,516,473
12,418,179
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 179,175 7,582,686
Nucor Corp. ............................ 25,898 3,402,479
10,985,165
a
Multiline Retail  —  0 .4%
Target Corp. ............................ 84,058 13,806,526
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. ................... 74,692 6,569,909
Sempra Energy .......................... 41,580 6,276,085
12,845,994
a
Oil, Gas & Consumable Fuels  —  2 .6%
Cheniere Energy, Inc. ...................... 185,450 32,715,234
Kinder Morgan, Inc. , Class P ................. 191,208 3,464,689
ONEOK, Inc. ............................ 525,809 31,190,990
Valero Energy Corp. ....................... 143,191 17,977,630
85,348,543
a
Pharmaceuticals  —  2 .2%
Catalent, Inc.
(b)
.......................... 34,002 2,234,952
Eli Lilly & Co. ........................... 60,225 21,806,870
Merck & Co., Inc. ......................... 197,480 19,984,976
Zoetis, Inc. , Class A ....................... 181,262 27,330,684
71,357,482
a
Professional Services  —  0 .1%
Robert Half International, Inc. ................. 56,795 4,342,546
a

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a) (b)
................ 268,641 $ 19,057,393
a
Road & Rail  —  0 .1%
Norfolk Southern Corp. ..................... 16,954 3,866,699
a
Semiconductors & Semiconductor Equipment  —  5 .5%
Advanced Micro Devices, Inc.
(b)
............... 81,396 4,888,644
Applied Materials, Inc. ..................... 281,520 24,855,401
Intel Corp. ............................. 600,137 17,061,895
Lam Research Corp. ...................... 28,231 11,427,344
Marvell Technology, Inc. .................... 67,262 2,668,956
NVIDIA Corp. ........................... 342,688 46,252,599
NXP Semiconductors NV ................... 60,049 8,771,958
ON Semiconductor Corp.
(b)
.................. 112,702 6,923,284
QUALCOMM, Inc. ........................ 53,793 6,329,284
Texas Instruments, Inc. ..................... 305,743 49,111,498
178,290,863
a
Software  —  9 .9%
Adobe, Inc.
(b)
............................ 120,597 38,410,144
ANSYS, Inc.
(b)
........................... 33,249 7,353,349
Autodesk, Inc.
(b)
.......................... 78,779 16,882,340
Cadence Design Systems, Inc.
(b)
.............. 123,991 18,770,997
HubSpot, Inc.
(a) (b)
......................... 13,129 3,893,536
Intuit, Inc. .............................. 67,164 28,712,610
Microsoft Corp. .......................... 623,360 144,700,557
PTC, Inc.
(b)
............................. 33,672 3,967,572
Salesforce, Inc.
(b)
......................... 175,866 28,594,053
ServiceNow, Inc.
(b)
........................ 42,316 17,804,034
Splunk, Inc.
(b)
........................... 39,457 3,279,271
VMware, Inc. , Class A ...................... 36,937 4,156,521
Workday, Inc. , Class A
(b)
.................... 36,987 5,763,314
322,288,298
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 276,914 18,943,687
Home Depot, Inc. (The) .................... 198,099 58,663,057
Lowe's Companies, Inc. .................... 132,559 25,842,377
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 24,287 $ 5,337,554
108,786,675
a
Technology Hardware, Storage & Peripherals  —  5 .7%
Apple, Inc. ............................. 1,039,962 159,467,773
Hewlett Packard Enterprise Co. ............... 1,398,316 19,953,969
HP, Inc. ............................... 269,051 7,431,189
186,852,931
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(b)
................... 11,082 3,646,421
Nike, Inc. , Class B ........................ 74,376 6,893,168
VF Corp. .............................. 180,679 5,104,182
15,643,771
a
Trading Companies & Distributors  —  1 .2%
WW Grainger, Inc. ........................ 68,602 40,087,579
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,446,589,057 ) ............................... 3,248,919,527
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 25,882,207 25,877,031
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 4,691,009 4,691,009
a
Total Short-Term Securities — 0.9%
(Cost: $ 30,565,067 ) ................................. 30,568,040
Total Investments — 100.7%
(Cost: $ 3,477,154,124 ) ............................... 3,279,487,567
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (22,785,321)
Net Assets — 100.0% ................................. $ 3,256,702,246
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,194,811 $ 11,691,800
(a)
$ — $ (6,681) $ (2,899) $ 25,877,031 25,882,207 $ 209,144
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 8,900,000 — (4,208,991)
(a)
— — 4,691,009 4,691,009 54,857 —
BlackRock, Inc. .. 47,282,029 1,648,683 (3,690,035) 859,303 636,776 46,736,756 72,358 719,894 —
$ 852,622 $ 633,877
$ 77,304,796
$ 983,895 $ —

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 38 12/16/22 $ 7,378 $ (68,456)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 68,456 $ — $ — $ — $ 68,456
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (904,820) $ — $ — $ — $ (904,820)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 241,054 $ — $ — $ — $ 241,054
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,752,388
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
MSCI USA ESG Select ETF

2022
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,248,919,527  $ —  $ —  $ 3,248,919,527
Short-Term Securities
Money Market Funds ...................................... 30,568,040  —  —  30,568,040
$ 3,279,487,567  $ —  $ —  $ 3,279,487,567
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (68,456) $ —  $ —  $ (68,456)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.7%
Hexcel Corp. ............................ 111,489 $ 6,209,937
a
Chemicals  — 64.2%
Air Products and Chemicals, Inc. .............. 240,681 60,266,522
Albemarle Corp. ......................... 133,801 37,446,886
Ashland, Inc. ............................ 67,389 7,070,454
Celanese Corp. .......................... 144,105 13,851,373
CF Industries Holdings, Inc. .................. 261,836 27,822,693
Chemours Co. (The) ....................... 205,369 5,879,714
Dow, Inc. .............................. 834,045 38,983,263
Eastman Chemical Co. ..................... 162,871 12,510,122
Ecolab, Inc. ............................ 279,574 43,912,688
Element Solutions, Inc. ..................... 303,977 5,228,404
FMC Corp. ............................. 167,608 19,928,591
Huntsman Corp. ......................... 254,307 6,805,255
International Flavors & Fragrances, Inc. .......... 301,034 29,383,929
Linde PLC ............................. 508,271 151,134,383
LyondellBasell Industries NV, Class A ........... 335,029 25,612,967
Mosaic Co. (The) ......................... 458,913 24,666,574
NewMarket Corp. ......................... 7,864 2,393,330
Olin Corp. .............................. 177,907 9,420,176
Scotts Miracle-Gro Co. (The), Class A ........... 53,697 2,465,229
Valvoline, Inc. ........................... 235,256 6,907,116
Westlake Corp. .......................... 43,910 4,243,902
535,933,571
a
Containers & Packaging  — 4.1%
Avery Dennison Corp.
(a)
.................... 108,344 18,369,725
International Paper Co. ..................... 481,055 16,168,259
34,537,984
a
Machinery  — 0.7%
Timken Co. (The) ......................... 82,920 5,911,367
a
Metals & Mining  — 25.5%
Alcoa Corp. ............................. 239,196 9,335,820
Cleveland-Cliffs, Inc.
(a)(b)
.................... 679,930 8,832,291
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 1,618,074 $ 51,276,765
MP Materials Corp., Class A
(a)(b)
............... 120,721 3,626,459
Newmont Corp. .......................... 902,060 38,175,179
Nucor Corp. ............................ 303,182 39,832,051
Reliance Steel & Aluminum Co. ............... 79,824 16,082,939
Royal Gold, Inc.
(a)
......................... 87,194 8,279,942
Southern Copper Corp. ..................... 113,646 5,337,953
SSR Mining, Inc.
(a)
........................ 282,075 3,892,635
Steel Dynamics, Inc. ....................... 230,414 21,670,437
United States Steel Corp. ................... 312,745 6,367,488
212,709,959
a
Trading Companies & Distributors  — 4.6%
Fastenal Co. ............................ 676,387 32,689,784
Univar Solutions, Inc.
(a)(b)
.................... 218,678 5,571,915
38,261,699
a
Total Long-Term Investments — 99.8%
(Cost: $968,138,448) ................................ 833,564,517
a
Short-Term Securities
Money Market Funds  —  1.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 12,852,270 12,849,699
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 926,116 926,116
a
Total Short-Term Securities — 1.6%
(Cost: $13,776,016) ................................. 13,775,815
Total Investments — 101.4%
(Cost: $981,914,464) ................................ 847,340,332
Liabilities in Excess of Other Assets — (1.4)% ............... (11,897,577)
Net Assets — 100.0% ................................. $ 835,442,755
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 12,844,960
(a)
$ — $ 4,940 $ (201) $ 12,849,699 12,852,270 $ 17,015
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,980,000 — (1,053,884)
(a)
— — 926,116 926,116 13,313 —
$ 4,940 $ (201)
$ 13,775,815
$ 30,328 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Basic Materials ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 22 12/16/22 $ 1,729 $ 86,434
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 86,434 $ — $ — $ — $ 86,434
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (701,490) $ — $ — $ — $ (701,490)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 101,005 $ — $ — $ — $ 101,005
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,230,305
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 833,564,517  $ —  $ —  $ 833,564,517
Short-Term Securities
Money Market Funds ...................................... 13,775,815  —  —  13,775,815
$ 847,340,332  $ —  $ —  $ 847,340,332
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 86,434  $ —  $ —  $ 86,434
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 19,424 $ 863,591
American Airlines Group, Inc.
(a)
................ 101,411 1,438,008
Copa Holdings SA , Class A , NVS
(a) (b)
............ 4,504 338,836
Delta Air Lines, Inc.
(a)
...................... 100,527 3,410,881
JetBlue Airways Corp.
(a)
.................... 50,357 404,870
Southwest Airlines Co.
(a)
.................... 93,002 3,380,623
United Airlines Holdings, Inc.
(a)
................ 51,219 2,206,515
12,043,324
a
Auto Components  —  1 .1%
Aptiv PLC
(a)
............................. 42,459 3,866,741
BorgWarner, Inc. ......................... 37,062 1,390,937
Gentex Corp. ........................... 36,890 977,216
Lear Corp. ............................. 9,342 1,295,829
QuantumScape Corp.
(a) (b)
................... 39,702 330,718
7,861,441
a
Automobiles  —  11 .7%
Ford Motor Co. .......................... 619,428 8,281,752
General Motors Co. ....................... 228,560 8,970,980
Harley-Davidson, Inc. ...................... 21,121 908,203
Lucid Group, Inc.
(a) (b)
....................... 83,471 1,192,801
Rivian Automotive, Inc. , Class A
(a)
.............. 81,599 2,853,517
Tesla, Inc.
(a)
............................. 257,336 58,554,234
Thor Industries, Inc. ....................... 8,309 676,934
81,438,421
a
Commercial Services & Supplies  —  0 .9%
Copart, Inc.
(a)
........................... 33,470 3,849,719
Driven Brands Holdings, Inc.
(a) (b)
............... 8,663 277,043
IAA, Inc.
(a)
.............................. 21,014 797,061
Rollins, Inc. ............................. 36,377 1,530,744
6,454,567
a
Distributors  —  1 .2%
Genuine Parts Co. ........................ 21,803 3,877,882
LKQ Corp. ............................. 40,313 2,243,015
Pool Corp. ............................. 6,057 1,842,721
7,963,618
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a)
.......... 9,029 589,774
Grand Canyon Education, Inc.
(a)
............... 4,939 497,012
H&R Block, Inc. .......................... 25,035 1,030,190
Mister Car Wash, Inc.
(a)
..................... 12,384 109,351
Service Corp. International .................. 24,237 1,469,004
3,695,331
a
Entertainment  —  11 .7%
Activision Blizzard, Inc. ..................... 122,071 8,886,769
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 81,143 540,412
Electronic Arts, Inc. ....................... 43,525 5,482,409
Liberty Media Corp.-Liberty Formula One , Class A
(a)
. 3,301 171,718
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 31,508 1,818,957
Live Nation Entertainment, Inc.
(a) (b)
............. 24,189 1,925,686
Madison Square Garden Sports Corp. , Class A ..... 2,976 466,071
Netflix, Inc.
(a)
............................ 68,812 20,084,847
Playtika Holding Corp.
(a)
.................... 16,232 153,393
ROBLOX Corp. , Class A
(a) (b)
.................. 69,127 3,092,742
Spotify Technology SA
(a) (b)
................... 21,983 1,771,390
Take-Two Interactive Software, Inc.
(a)
............ 25,648 3,038,775
Walt Disney Co. (The)
(a)
.................... 269,593 28,722,438
Warner Bros Discovery, Inc. , Series A
(a)
.......... 370,495 4,816,435
Security Shares Value
a
Entertainment (continued)
World Wrestling Entertainment, Inc. , Class A ...... 6,758 $ 533,139
81,505,181
a
Food & Staples Retailing  —  8 .3%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 21,039 1,628,419
Costco Wholesale Corp. .................... 56,135 28,151,703
Walmart, Inc. ............................ 194,974 27,750,649
57,530,771
a
Hotels, Restaurants & Leisure  —  16 .8%
Airbnb, Inc. , Class A
(a)
...................... 61,368 6,560,853
Aramark ............................... 36,397 1,328,491
Booking Holdings, Inc.
(a)
.................... 6,238 11,661,816
Boyd Gaming Corp. ....................... 12,270 708,715
Caesars Entertainment, Inc.
(a)
................ 32,213 1,408,674
Carnival Corp.
(a)
.......................... 150,308 1,361,790
Chipotle Mexican Grill, Inc.
(a)
................. 4,370 6,547,702
Choice Hotels International, Inc. ............... 5,283 685,945
Churchill Downs, Inc. ...................... 5,694 1,183,840
Darden Restaurants, Inc. ................... 19,224 2,751,723
Domino's Pizza, Inc. ....................... 5,640 1,873,834
DraftKings, Inc. , Class A
(a) (b)
.................. 50,860 803,588
Expedia Group, Inc.
(a)
...................... 23,746 2,219,539
Hilton Worldwide Holdings, Inc. ............... 42,432 5,739,352
Hyatt Hotels Corp. , Class A
(a)
................. 7,744 729,562
Las Vegas Sands Corp.
(a)
................... 51,942 1,974,315
Marriott International, Inc. , Class A ............. 43,121 6,904,103
Marriott Vacations Worldwide Corp. ............. 6,020 889,515
McDonald's Corp. ........................ 106,712 29,096,094
MGM Resorts International
(b)
................. 51,557 1,833,883
Norwegian Cruise Line Holdings Ltd.
(a)
........... 65,663 1,109,048
Penn Entertainment, Inc.
(a) (b)
................. 24,791 820,582
Planet Fitness, Inc. , Class A
(a) (b)
............... 13,250 867,610
Royal Caribbean Cruises Ltd.
(a)
............... 34,587 1,846,254
Six Flags Entertainment Corp.
(a)
............... 11,669 260,219
Starbucks Corp. .......................... 180,249 15,607,761
Travel + Leisure Co. ....................... 12,913 490,436
Vail Resorts, Inc. ......................... 6,316 1,384,025
Wendy's Co. (The) ........................ 26,775 556,385
Wyndham Hotels & Resorts, Inc. .............. 13,936 1,058,160
Wynn Resorts Ltd.
(a)
....................... 16,364 1,045,660
Yum! Brands, Inc. ........................ 44,967 5,317,348
116,626,822
a
Household Durables  —  2 .4%
DR Horton, Inc. .......................... 50,061 3,848,690
Garmin Ltd. ............................. 24,209 2,131,360
Leggett & Platt, Inc. ....................... 20,890 705,037
Lennar Corp. , Class A ...................... 39,381 3,178,047
Lennar Corp. , Class B ..................... 2,323 151,506
Newell Brands, Inc. ....................... 59,271 818,533
NVR, Inc.
(a)
............................. 472 2,000,218
PulteGroup, Inc. ......................... 36,165 1,446,238
Tempur Sealy International, Inc. ............... 26,382 709,412
Toll Brothers, Inc. ......................... 16,913 728,612
Whirlpool Corp. .......................... 8,374 1,157,622
16,875,275
a
Interactive Media & Services  —  0 .1%
TripAdvisor, Inc.
(a)
........................ 16,035 378,747
a
Internet & Direct Marketing Retail  —  12 .9%
Amazon.com, Inc.
(a)
....................... 816,081 83,599,337
eBay, Inc. .............................. 86,327 3,439,268
Etsy, Inc.
(a)
............................. 19,855 1,864,583

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Internet & Direct Marketing Retail (continued)
Wayfair, Inc. , Class A
(a)
..................... 12,242 $ 464,217
89,367,405
a
Leisure Products  —  0 .6%
Hasbro, Inc. ............................ 20,629 1,346,042
Mattel, Inc.
(a)
............................ 55,191 1,046,421
Peloton Interactive, Inc. , Class A
(a) (b)
............ 47,421 398,337
Polaris, Inc. ............................. 8,870 901,192
YETI Holdings, Inc.
(a) (b)
..................... 13,542 434,427
4,126,419
a
Media  —  2 .4%
Fox Corp. , Class A , NVS .................... 47,277 1,364,887
Fox Corp. , Class B ........................ 22,363 608,274
Interpublic Group of Companies, Inc. (The) ....... 61,736 1,839,115
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
... 11,783 500,070
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
24,298 1,025,133
New York Times Co. (The) , Class A ............. 25,817 747,660
News Corp. , Class A , NVS .................. 60,596 1,022,255
News Corp. , Class B ...................... 18,964 324,853
Nexstar Media Group, Inc. ................... 5,855 1,002,962
Omnicom Group, Inc. ...................... 31,950 2,324,362
Paramount Global , Class A .................. 1,440 30,355
Paramount Global , Class B , NVS .............. 90,558 1,659,023
Sirius XM Holdings, Inc.
(b)
................... 110,183 665,505
Trade Desk, Inc. (The) , Class A
(a)
.............. 68,917 3,669,141
16,783,595
a
Multiline Retail  —  4 .1%
Dollar General Corp. ...................... 35,937 9,165,732
Dollar Tree, Inc.
(a)
......................... 33,370 5,289,145
Kohl's Corp. ............................ 20,092 601,755
Macy's, Inc. ............................ 42,310 882,163
Nordstrom, Inc. .......................... 17,564 357,252
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 9,797 548,632
Target Corp. ............................ 72,796 11,956,743
28,801,422
a
Personal Products  —  1 .1%
Coty, Inc. , Class A
(a)
....................... 54,435 365,259
Estee Lauder Companies, Inc. (The) , Class A ...... 36,066 7,230,872
7,596,131
a
Road & Rail  —  1 .6%
AMERCO .............................. 1,412 812,168
Avis Budget Group, Inc.
(a)
................... 4,670 1,104,268
Hertz Global Holdings, Inc.
(a)
................. 31,982 588,469
Lyft, Inc. , Class A
(a) (b)
....................... 48,718 713,231
Uber Technologies, Inc.
(a)
................... 296,973 7,890,573
11,108,709
a
Specialty Retail  —  15 .9%
Advance Auto Parts, Inc. .................... 9,588 1,820,953
AutoNation, Inc.
(a) (b)
....................... 5,977 635,415
AutoZone, Inc.
(a)
......................... 3,056 7,740,481
Bath & Body Works, Inc. .................... 35,923 1,199,110
Best Buy Co., Inc. ........................ 31,564 2,159,293
Burlington Stores, Inc.
(a) (b)
................... 10,339 1,478,063
CarMax, Inc.
(a)
........................... 25,186 1,586,970
Carvana Co. , Class A
(a)
..................... 16,376 221,567
Dick's Sporting Goods, Inc. .................. 8,543 971,852
Five Below, Inc.
(a) (b)
........................ 8,570 1,254,220
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 16,205 1,188,961
GameStop Corp. , Class A
(a) (b)
................. 42,150 1,193,267
Gap, Inc. (The) .......................... 31,052 349,956
Home Depot, Inc. (The) .................... 104,130 30,836,017
Security Shares Value
a
Specialty Retail (continued)
Leslie's, Inc.
(a)
........................... 24,870 $ 349,175
Lithia Motors, Inc. ........................ 4,257 843,525
Lowe's Companies, Inc. .................... 100,514 19,595,204
O'Reilly Automotive, Inc.
(a)
................... 9,854 8,249,473
Penske Automotive Group, Inc. ............... 4,215 470,478
Petco Health & Wellness Co., Inc. , Class A
(a)
...... 12,634 133,036
RH
(a) (b)
................................ 3,105 788,453
Ross Stores, Inc. ......................... 54,215 5,187,833
TJX Companies, Inc. (The) .................. 184,544 13,305,622
Tractor Supply Co. ........................ 17,564 3,860,040
Ulta Beauty, Inc.
(a)
........................ 8,071 3,384,735
Victoria's Secret & Co.
(a) (b)
................... 12,983 488,161
Williams-Sonoma, Inc. ..................... 10,722 1,327,705
110,619,565
a
Textiles, Apparel & Luxury Goods  —  4 .7%
Capri Holdings Ltd.
(a)
...................... 21,130 965,218
Carter's, Inc. ............................ 5,984 406,134
Columbia Sportswear Co. ................... 5,654 421,223
Deckers Outdoor Corp.
(a) (b)
................... 4,134 1,446,611
Hanesbrands, Inc. ........................ 54,718 373,177
Lululemon Athletica, Inc.
(a)
................... 17,541 5,771,691
Nike, Inc. , Class B ........................ 192,611 17,851,187
PVH Corp. ............................. 10,544 541,118
Ralph Lauren Corp. , Class A ................. 6,644 615,832
Skechers USA, Inc. , Class A
(a)
................ 21,005 723,202
Tapestry, Inc. ............................ 39,549 1,252,912
Under Armour, Inc. , Class A
(a)
................. 29,582 220,386
Under Armour, Inc. , Class C , NVS
(a)
............ 31,386 205,892
VF Corp. .............................. 54,894 1,550,756
32,345,339
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 6,986 809,468
a
Total Long-Term Investments — 99.8%
(Cost: $ 890,259,975 ) ................................ 693,931,551
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 16,577,654 16,574,338
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 1,238,240 1,238,240
a
Total Short-Term Securities — 2.6%
(Cost: $ 17,810,544 ) ................................. 17,812,578
Total Investments — 102.4%
(Cost: $ 908,070,519 ) ................................ 711,744,129
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (16,474,999)
Net Assets — 100.0% ................................. $ 695,269,130
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Consumer Discretionary ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 26,606,180  $ —  $ (10,043,455)
(a)
$ 18,541  $ (6,928) $ 16,574,338  16,577,654  $ 172,166
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000  618,240
(a)
—  —  —  1,238,240  1,238,240  8,993  —
$ 18,541  $ (6,928)
$ 17,812,578
$ 181,159  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 3 12/16/22 $ 582 $ (3,896)
S&P Consumer Discretionary Select Sector E-Mini Index .......................................... 4 12/16/22 584 (27,627)
$ (31,523)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 31,523 $ — $ — $ — $ 31,523
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (68,341) $ — $ — $ — $ (68,341)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 10,487 $ — $ — $ — $ 10,487

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 954,760
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 693,931,551  $ —  $ —  $ 693,931,551
Short-Term Securities
Money Market Funds ...................................... 17,812,578  —  —  17,812,578
$ 711,744,129  $ —  $ —  $ 711,744,129
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (31,523) $ —  $ —  $ (31,523)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Consumer Staples ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Beverages  — 29.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
....... 8,131 $ 3,035,221
Brown-Forman Corp., Class A ................ 39,273 2,700,804
Brown-Forman Corp., Class B, NVS ............ 158,091 10,750,188
Coca-Cola Co. (The) ...................... 3,096,054 185,298,832
Constellation Brands, Inc., Class A ............. 130,558 32,258,271
Keurig Dr Pepper, Inc. ..................... 738,883 28,698,216
Molson Coors Beverage Co., Class B ........... 150,751 7,602,373
Monster Beverage Corp.
(a)
................... 320,341 30,022,358
PepsiCo, Inc. ........................... 1,096,274 199,061,433
499,427,696
a
Chemicals  — 2.4%
Corteva, Inc. ............................ 624,299 40,791,696
a
Food & Staples Retailing  — 6.6%
Albertsons Companies, Inc., Class A ............ 145,098 2,975,960
Casey's General Stores, Inc. ................. 31,898 7,422,984
Grocery Outlet Holding Corp.
(a)
................ 75,729 2,617,952
Kroger Co. (The) ......................... 564,912 26,714,689
Performance Food Group Co.
(a)
............... 130,961 6,815,210
Sysco Corp. ............................ 437,688 37,886,273
U.S. Foods Holding Corp.
(a)
.................. 173,819 5,172,853
Walgreens Boots Alliance, Inc. ................ 618,124 22,561,526
112,167,447
a
Food Products  — 20.7%
Archer-Daniels-Midland Co. .................. 482,686 46,810,888
Bunge Ltd. ............................. 120,690 11,912,103
Campbell Soup Co.
(b)
...................... 166,960 8,833,854
Conagra Brands, Inc. ...................... 405,470 14,880,749
Darling Ingredients, Inc.
(a)
................... 137,822 10,816,271
Flowers Foods, Inc. ....................... 161,538 4,637,756
Freshpet, Inc.
(a)(b)
......................... 39,029 2,300,759
General Mills, Inc. ........................ 513,520 41,892,962
Hershey Co. (The) ........................ 125,748 30,024,850
Hormel Foods Corp. ....................... 246,948 11,470,735
Ingredion, Inc. ........................... 56,460 5,031,715
JM Smucker Co. (The) ..................... 88,787 13,376,649
Kellogg Co. ............................. 217,430 16,702,973
Kraft Heinz Co. (The) ...................... 602,137 23,164,210
Lamb Weston Holdings, Inc. ................. 124,154 10,704,558
McCormick & Co., Inc., NVS ................. 215,937 16,981,286
Mondelez International, Inc., Class A ............ 956,946 58,833,040
Pilgrim's Pride Corp.
(a)
..................... 40,647 936,913
Post Holdings, Inc.
(a)
....................... 47,148 4,263,122
Seaboard Corp. .......................... 217 812,964
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc., Class A .................. 245,396 $ 16,772,817
351,161,174
a
Health Care Providers & Services  — 8.3%
AmerisourceBergen Corp. ................... 127,167 19,993,196
CVS Health Corp. ........................ 754,918 71,490,735
McKesson Corp. ......................... 125,066 48,696,948
140,180,879
a
Household Products  — 22.0%
Church & Dwight Co., Inc. ................... 209,168 15,505,624
Clorox Co. (The) ......................... 106,150 15,502,146
Colgate-Palmolive Co. ..................... 655,900 48,431,656
Kimberly-Clark Corp. ...................... 290,018 36,095,640
Procter & Gamble Co. (The) ................. 1,893,071 254,939,872
Reynolds Consumer Products, Inc. ............. 46,662 1,425,057
Spectrum Brands Holdings, Inc. ............... 34,127 1,574,620
373,474,615
a
Personal Products  — 0.0%
Olaplex Holdings, Inc.
(a)
.................... 106,827 470,039
a
Tobacco  — 10.2%
Altria Group, Inc. ......................... 1,279,514 59,203,113
Philip Morris International, Inc. ................ 1,232,096 113,168,017
172,371,130
a
Total Long-Term Investments — 99.6%
(Cost: $1,678,205,183) ............................... 1,690,044,676
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 8,403,495 8,401,815
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 2,885,013 2,885,013
a
Total Short-Term Securities — 0.7%
(Cost: $11,287,451) ................................. 11,286,828
Total Investments — 100.3%
(Cost: $1,689,492,634) ............................... 1,701,331,504
Liabilities in Excess of Other Assets — (0.3)% ............... (4,431,222)
Net Assets — 100.0% ................................. $ 1,696,900,282
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,356,847  $ 4,039,720
(a)
$ —  $ 7,154  $ (1,906) $ 8,401,815  8,403,495  $ 41,593
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,290,000  595,013
(a)
—  —  —  2,885,013  2,885,013  18,535  —
$ 7,154  $ (1,906)
$ 11,286,828
$ 60,128  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Index ............................................................ 89 12/16/22 $ 6,533 $ 343,163
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 343,163 $ — $ — $ — $ 343,163
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (353,446) $ — $ — $ — $ (353,446)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 371,646 $ — $ — $ — $ 371,646

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Consumer Staples ETF

2022
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,216,300
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,690,044,676  $ —  $ —  $ 1,690,044,676
Short-Term Securities
Money Market Funds ...................................... 11,286,828  —  —  11,286,828
$ 1,701,331,504  $ —  $ —  $ 1,701,331,504
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 343,163  $ —  $ —  $ 343,163
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  — 0.6%
ChargePoint Holdings, Inc., Class A
(a)(b)
.......... 304,326 $ 4,254,478
Plug Power, Inc.
(a)(b)
....................... 632,534 10,107,893
14,362,371
a
Energy Equipment & Services  — 7.5%
Baker Hughes Co., Class A .................. 1,159,010 32,058,217
Halliburton Co. .......................... 1,094,498 39,861,617
NOV, Inc. .............................. 476,138 10,665,491
Schlumberger Ltd.
(b)
....................... 1,803,371 93,829,393
176,414,718
a
Oil, Gas & Consumable Fuels  — 88.8%
Antero Midstream Corp. .................... 409,015 4,356,010
Antero Resources Corp.
(a)(b)
.................. 352,550 12,924,483
APA Corp. ............................. 396,335 18,017,389
Cheniere Energy, Inc. ...................... 303,218 53,490,687
Chesapeake Energy Corp. .................. 147,563 15,091,268
Chevron Corp. ........................... 2,182,864 394,880,098
ConocoPhillips .......................... 1,453,077 183,218,479
Continental Resources, Inc. .................. 43,852 3,243,732
Coterra Energy, Inc. ....................... 955,920 29,757,790
Devon Energy Corp. ....................... 804,051 62,193,345
Diamondback Energy, Inc. ................... 210,785 33,116,431
DT Midstream, Inc. ........................ 117,890 7,038,033
Enviva, Inc. ............................. 37,231 2,227,903
EOG Resources, Inc. ...................... 791,645 108,075,375
EQT Corp. ............................. 448,838 18,779,382
Exxon Mobil Corp. ........................ 4,609,476 510,776,036
Hess Corp. ............................. 343,026 48,394,108
HF Sinclair Corp. ......................... 177,661 10,867,523
Kinder Morgan, Inc., Class P ................. 2,421,082 43,870,006
Marathon Oil Corp. ........................ 822,696 25,051,093
Marathon Petroleum Corp. .................. 624,267 70,929,217
New Fortress Energy, Inc., Class A
(b)
............ 58,612 3,227,763
Occidental Petroleum Corp. .................. 1,050,258 76,248,731
ONEOK, Inc. ............................ 541,497 32,121,602
Ovintiv, Inc. ............................. 311,273 15,765,978
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. ......................... 115,096 $ 8,303,025
Phillips 66 .............................. 586,238 61,138,761
Pioneer Natural Resources Co. ............... 308,056 78,988,639
Range Resources Corp. .................... 311,669 8,876,333
Southwestern Energy Co.
(a)(b)
................. 1,353,853 9,382,201
Targa Resources Corp. ..................... 275,243 18,818,364
Texas Pacific Land Corp. .................... 6,977 16,074,101
Valero Energy Corp. ....................... 479,087 60,149,373
Williams Companies, Inc. (The) ............... 1,483,867 48,566,967
2,093,960,226
a
Semiconductors & Semiconductor Equipment  — 2.9%
Enphase Energy, Inc.
(a)
..................... 159,425 48,943,475
First Solar, Inc.
(a)
......................... 129,420 18,839,669
67,783,144
a
Total Long-Term Investments — 99.8%
(Cost: $1,603,311,353) ............................... 2,352,520,459
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.29%
(c)(d)(e)
...................... 13,225,762 13,223,116
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.97%
(c)(d)
............................ 3,180,247 3,180,247
a
Total Short-Term Securities — 0.7%
(Cost: $16,402,110) ................................. 16,403,363
Total Investments — 100.5%
(Cost: $1,619,713,463) ............................... 2,368,923,822
Liabilities in Excess of Other Assets — (0.5)% ............... (12,206,575)
Net Assets — 100.0% ................................. $ 2,356,717,247
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,791,528 $ — $ (18,588,197)
(a)
$ 25,977 $ (6,192) $ 13,223,116 13,225,762 $ 99,081
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,030,000 — (3,849,753)
(a)
— — 3,180,247 3,180,247 37,258 —
$ 25,977 $ (6,192)
$ 16,403,363
$ 136,339 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Energy ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 42 12/16/22 $ 3,956 $ 539,933
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 539,933 $ — $ — $ — $ 539,933
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,093,404 $ — $ — $ — $ 2,093,404
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 671,566 $ — $ — $ — $ 671,566
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,639,855
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,352,520,459  $ —  $ —  $ 2,352,520,459
Short-Term Securities
Money Market Funds ...................................... 16,403,363  —  —  16,403,363
$ 2,368,923,822  $ —  $ —  $ 2,368,923,822
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 539,933  $ —  $ —  $ 539,933
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Banks  —  40 .4%
Bank of America Corp. ..................... 2,849,930 $ 102,711,477
Bank OZK ............................. 45,208 1,943,040
BOK Financial Corp. ....................... 11,935 1,315,118
Citigroup, Inc. ........................... 789,527 36,207,708
Citizens Financial Group, Inc. ................ 202,260 8,272,434
Comerica, Inc. ........................... 53,285 3,756,593
Commerce Bancshares, Inc. ................. 44,436 3,147,846
Cullen/Frost Bankers, Inc. ................... 26,120 4,049,906
East West Bancorp, Inc. .................... 57,398 4,107,975
Fifth Third Bancorp ....................... 279,735 9,983,742
First Citizens BancShares, Inc. , Class A .......... 5,376 4,419,717
First Financial Bankshares, Inc. ............... 52,805 2,032,464
First Horizon Corp. ........................ 218,573 5,357,224
First Republic Bank ....................... 74,519 8,949,732
FNB Corp. ............................. 143,595 2,074,948
Glacier Bancorp, Inc. ...................... 45,096 2,583,099
Home BancShares, Inc. .................... 77,522 1,976,036
Huntington Bancshares, Inc. ................. 588,424 8,932,276
JPMorgan Chase & Co. .................... 1,195,542 150,494,827
KeyCorp ............................... 379,889 6,788,616
M&T Bank Corp. ......................... 71,591 12,053,777
Pinnacle Financial Partners, Inc. ............... 31,126 2,583,147
PNC Financial Services Group, Inc. (The) ........ 167,193 27,056,843
Popular, Inc. ............................ 30,539 2,159,718
Prosperity Bancshares, Inc. .................. 37,152 2,658,969
Regions Financial Corp. .................... 381,234 8,368,086
Signature Bank .......................... 25,632 4,063,441
SouthState Corp. ......................... 30,816 2,786,691
SVB Financial Group
(a)
..................... 24,085 5,562,672
Synovus Financial Corp. .................... 59,212 2,359,598
Truist Financial Corp. ...................... 540,723 24,218,983
U.S. Bancorp ........................... 551,188 23,397,931
UMB Financial Corp. ...................... 17,802 1,481,482
Umpqua Holdings Corp. .................... 88,728 1,763,913
United Bankshares, Inc. .................... 54,818 2,321,542
Valley National Bancorp .................... 171,881 2,040,227
Webster Financial Corp. .................... 71,621 3,886,155
Wells Fargo & Co. ........................ 1,546,290 71,113,877
Western Alliance Bancorp ................... 44,104 2,962,466
Wintrust Financial Corp. .................... 24,758 2,317,844
Zions Bancorp NA ........................ 61,291 3,183,455
577,445,595
a
Capital Markets  —  34 .0%
Affiliated Managers Group, Inc. ............... 15,540 1,929,446
Ameriprise Financial, Inc. ................... 44,109 13,634,974
Ares Management Corp. , Class A .............. 63,044 4,780,627
Bank of New York Mellon Corp. (The) ........... 299,786 12,623,988
BlackRock, Inc.
(b)
......................... 61,466 39,701,504
Blackstone, Inc. , NVS ...................... 286,047 26,070,324
Blue Owl Capital, Inc. , Class A ................ 137,892 1,381,678
Carlyle Group, Inc. (The) .................... 88,305 2,497,265
Cboe Global Markets, Inc. ................... 43,202 5,378,649
Charles Schwab Corp. (The) ................. 622,482 49,593,141
CME Group, Inc. , Class A ................... 146,528 25,393,302
Coinbase Global, Inc. , Class A
(a) (c)
.............. 64,105 4,246,956
FactSet Research Systems, Inc.
(c)
.............. 15,502 6,595,946
Federated Hermes, Inc. , Class B .............. 34,691 1,205,512
Franklin Resources, Inc.
(c)
................... 115,705 2,713,282
Goldman Sachs Group, Inc. (The) ............. 139,159 47,941,667
Houlihan Lokey, Inc. , Class A ................. 20,330 1,815,876
Interactive Brokers Group, Inc. , Class A .......... 41,891 3,357,564
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 227,663 $ 21,757,753
Invesco Ltd. ............................ 185,290 2,838,643
Janus Henderson Group PLC ................ 54,269 1,235,705
Jefferies Financial Group, Inc. ................ 75,721 2,605,560
KKR & Co., Inc. .......................... 234,652 11,411,127
Lazard Ltd. , Class A ....................... 46,172 1,741,146
LPL Financial Holdings, Inc. .................. 32,493 8,306,835
MarketAxess Holdings, Inc. .................. 15,331 3,741,377
Moody's Corp. ........................... 64,334 17,040,147
Morgan Stanley .......................... 545,913 44,857,671
Morningstar, Inc. ......................... 10,203 2,368,933
MSCI, Inc. , Class A ....................... 32,818 15,387,047
Nasdaq, Inc. ............................ 138,286 8,606,921
Northern Trust Corp. ....................... 85,031 7,172,365
Raymond James Financial, Inc. ............... 79,186 9,355,034
Robinhood Markets, Inc. , Class A
(a) (c)
............ 205,041 2,394,879
S&P Global, Inc. ......................... 138,891 44,618,734
SEI Investments Co. ....................... 41,909 2,275,659
State Street Corp. ........................ 149,865 11,090,010
Stifel Financial Corp. ...................... 43,232 2,674,764
T Rowe Price Group, Inc. ................... 92,007 9,767,463
TPG, Inc. , Class A
(c)
....................... 20,929 643,567
Tradeweb Markets, Inc. , Class A ............... 43,781 2,411,457
Virtu Financial, Inc. , Class A .................. 39,243 878,258
486,042,756
a
Consumer Finance  —  5 .8%
Ally Financial, Inc. ........................ 125,670 3,463,465
American Express Co. ..................... 244,517 36,298,549
Capital One Financial Corp. .................. 156,469 16,588,843
Credit Acceptance Corp.
(a) (c)
.................. 2,487 1,157,997
Discover Financial Services .................. 111,268 11,623,055
FirstCash Holdings, Inc. .................... 15,602 1,536,017
OneMain Holdings, Inc. ..................... 50,624 1,952,062
SLM Corp. ............................. 102,904 1,707,177
SoFi Technologies, Inc.
(a) (c)
................... 329,894 1,794,623
Synchrony Financial ....................... 196,230 6,977,939
83,099,727
a
Diversified Financial Services  —  1 .0%
Apollo Global Management, Inc. ............... 176,907 9,793,571
Equitable Holdings, Inc. .................... 142,288 4,356,859
14,150,430
a
Insurance  —  0 .3%
Fidelity National Financial, Inc. ................ 112,549 4,432,180
a
IT Services  —  17 .6%
Mastercard, Inc. , Class A .................... 347,839 114,153,803
Visa, Inc. , Class A ........................ 666,558 138,084,155
252,237,958
a
Thrifts & Mortgage Finance  —  0 .5%
Essent Group Ltd. ........................ 43,866 1,736,216
MGIC Investment Corp. .................... 123,263 1,682,540
New York Community Bancorp, Inc. ............ 190,532 1,773,853
Radian Group, Inc. ........................ 66,153 1,380,613
Rocket Companies, Inc. , Class A
(c)
............. 46,461 320,581
TFS Financial Corp. ....................... 19,465 273,483
UWM Holdings Corp. , Class A
(c)
............... 37,909 124,342
7,291,628
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,621,493,056 ) ............................... 1,424,700,274

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(b) (d) (e)
..................... 8,789,694 $ 8,787,937
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(b) (d)
............................ 3,539,845 3,539,845
a
Total Short-Term Securities — 0.9%
(Cost: $ 12,328,045 ) ................................. 12,327,782
Total Investments — 100.5%
(Cost: $ 1,633,821,101 ) ............................... 1,437,028,056
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (7,395,788)
Net Assets — 100.0% ................................. $ 1,429,632,268
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,001,069 $ 2,790,317
(a)
$ — $ (1,584) $ (1,865) $ 8,787,937 8,789,694 $ 88,524
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,879,000 1,660,845
(a)
— — — 3,539,845 3,539,845 24,217 —
BlackRock, Inc. ... 50,069,976 6,933,591 (18,034,846) 753,477 (20,694) 39,701,504 61,466 612,446 —
$ 751,893 $ (22,559)
$ 52,029,286
$ 725,187 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 45 12/16/22 $ 4,714 $ 173,559
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 173,559 $ — $ — $ — $ 173,559
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Financial Services ETF

2022
iShares Semi-Annual Report to Shareholders
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (566,080) $ — $ — $ — $ (566,080)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 549,087 $ — $ — $ — $ 549,087
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,110,506
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,424,700,274  $ —  $ —  $ 1,424,700,274
Short-Term Securities
Money Market Funds ...................................... 12,327,782  —  —  12,327,782
$ 1,437,028,056  $ —  $ —  $ 1,437,028,056
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 173,559  $ —  $ —  $ 173,559
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .4%
Bank of America Corp. ..................... 3,103,789 $ 111,860,556
Bank of Hawaii Corp. ...................... 21,138 1,605,431
Bank OZK ............................. 59,769 2,568,872
BOK Financial Corp. ....................... 15,710 1,731,085
Citigroup, Inc. ........................... 1,035,963 47,509,263
Citizens Financial Group, Inc. ................ 261,055 10,677,150
Comerica, Inc. ........................... 69,830 4,923,015
Commerce Bancshares, Inc. ................. 58,547 4,147,469
Cullen/Frost Bankers, Inc. ................... 31,179 4,834,304
East West Bancorp, Inc. .................... 75,598 5,410,549
Fifth Third Bancorp ....................... 364,292 13,001,581
First Citizens BancShares, Inc. , Class A
(a)
........ 6,513 5,354,468
First Hawaiian, Inc. ....................... 68,275 1,746,475
First Horizon Corp. ........................ 282,883 6,933,462
First Republic Bank ....................... 97,219 11,676,002
FNB Corp. ............................. 186,532 2,695,387
Huntington Bancshares, Inc. ................. 767,298 11,647,584
JPMorgan Chase & Co. .................... 1,168,172 147,049,491
KeyCorp ............................... 496,779 8,877,441
M&T Bank Corp. ......................... 93,520 15,745,962
PacWest Bancorp ........................ 62,120 1,544,303
Pinnacle Financial Partners, Inc. ............... 40,061 3,324,662
PNC Financial Services Group, Inc. (The) ........ 220,913 35,750,351
Popular, Inc. ............................ 39,289 2,778,518
Prosperity Bancshares, Inc. .................. 46,803 3,349,691
Regions Financial Corp. .................... 499,740 10,969,293
Signature Bank .......................... 33,121 5,250,672
SVB Financial Group
(b)
..................... 31,380 7,247,525
Synovus Financial Corp. .................... 76,958 3,066,776
Truist Financial Corp. ...................... 711,374 31,862,441
U.S. Bancorp ........................... 718,103 30,483,472
Umpqua Holdings Corp. .................... 115,489 2,295,921
Webster Financial Corp. .................... 93,350 5,065,171
Wells Fargo & Co. ........................ 1,938,049 89,130,874
Western Alliance Bancorp ................... 56,517 3,796,247
Wintrust Financial Corp. .................... 32,025 2,998,181
Zions Bancorp NA ........................ 79,613 4,135,099
663,044,744
a
Capital Markets  —  30 .5%
Affiliated Managers Group, Inc. ............... 20,278 2,517,716
Ameriprise Financial, Inc. ................... 57,773 17,858,790
Ares Management Corp. , Class A .............. 81,091 6,149,131
Bank of New York Mellon Corp. (The) ........... 392,796 16,540,640
BlackRock, Inc.
(c)
......................... 80,305 51,869,803
Blackstone, Inc. , NVS ...................... 374,543 34,135,849
Blue Owl Capital, Inc. , Class A ................ 222,216 2,226,604
Carlyle Group, Inc. (The) .................... 110,672 3,129,804
Cboe Global Markets, Inc. ................... 56,599 7,046,575
Charles Schwab Corp. (The) ................. 813,457 64,808,119
CME Group, Inc. , Class A ................... 191,917 33,259,216
Coinbase Global, Inc. , Class A
(a) (b)
.............. 84,402 5,591,632
Evercore, Inc. , Class A ..................... 19,488 2,048,189
FactSet Research Systems, Inc. ............... 20,290 8,633,192
Franklin Resources, Inc. .................... 152,538 3,577,016
Goldman Sachs Group, Inc. (The) ............. 178,025 61,331,393
Interactive Brokers Group, Inc. , Class A .......... 49,637 3,978,406
Intercontinental Exchange, Inc. ............... 295,281 28,220,005
Invesco Ltd. ............................ 199,608 3,057,995
Janus Henderson Group PLC ................ 72,700 1,655,379
Jefferies Financial Group, Inc. ................ 108,701 3,740,401
KKR & Co., Inc. .......................... 305,822 14,872,124
Security Shares Value
a
Capital Markets (continued)
Lazard Ltd. , Class A ....................... 47,771 $ 1,801,444
LPL Financial Holdings, Inc. .................. 42,559 10,880,208
MarketAxess Holdings, Inc. .................. 19,856 4,845,658
Moody's Corp.
(a)
.......................... 85,511 22,649,299
Morgan Stanley .......................... 670,223 55,072,224
Morningstar, Inc.
(a)
........................ 13,292 3,086,137
MSCI, Inc. , Class A ....................... 42,149 19,761,980
Nasdaq, Inc. ............................ 183,832 11,441,704
Northern Trust Corp. ....................... 109,896 9,269,728
Raymond James Financial, Inc. ............... 104,080 12,296,011
Robinhood Markets, Inc. , Class A
(a) (b)
............ 300,423 3,508,941
S&P Global, Inc. ......................... 178,351 57,295,259
SEI Investments Co. ....................... 54,970 2,984,871
State Street Corp. ........................ 196,173 14,516,802
Stifel Financial Corp. ...................... 55,224 3,416,709
T Rowe Price Group, Inc. ................... 119,662 12,703,318
Tradeweb Markets, Inc. , Class A ............... 57,564 3,170,625
Virtu Financial, Inc. , Class A .................. 52,067 1,165,259
626,114,156
a
Consumer Finance  —  1 .4%
Ally Financial, Inc. ........................ 164,791 4,541,640
Credit Acceptance Corp.
(a) (b)
.................. 3,585 1,669,248
Discover Financial Services .................. 145,903 15,241,027
OneMain Holdings, Inc. ..................... 62,086 2,394,036
SLM Corp. ............................. 133,677 2,217,701
SoFi Technologies, Inc.
(a) (b)
.................. 424,983 2,311,908
Upstart Holdings, Inc.
(a) (b)
.................... 37,695 873,770
29,249,330
a
Diversified Financial Services  —  10 .8%
Apollo Global Management, Inc. ............... 245,550 13,593,648
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 668,110 197,152,580
Equitable Holdings, Inc. .................... 200,014 6,124,428
Voya Financial, Inc. ....................... 52,027 3,556,566
220,427,222
a
Insurance  —  23 .3%
Aflac, Inc. .............................. 335,094 21,817,970
Allstate Corp. (The) ....................... 144,055 18,186,944
American Financial Group, Inc. ............... 35,968 5,219,317
American International Group, Inc. ............. 406,929 23,194,953
Aon PLC , Class A ........................ 112,568 31,686,766
Arch Capital Group Ltd.
(b)
................... 189,366 10,888,545
Arthur J Gallagher & Co. .................... 111,253 20,813,211
Assurant, Inc. ........................... 28,442 3,864,130
Assured Guaranty Ltd. ..................... 31,786 1,881,413
Axis Capital Holdings Ltd. ................... 41,591 2,273,780
Brighthouse Financial, Inc.
(a) (b)
................ 38,105 2,174,652
Brown & Brown, Inc. ....................... 126,383 7,430,057
Chubb Ltd. ............................. 222,409 47,793,470
Cincinnati Financial Corp. ................... 83,615 8,639,102
CNA Financial Corp. ....................... 14,582 608,069
Erie Indemnity Co. , Class A , NVS .............. 13,402 3,444,448
Everest Re Group Ltd. ..................... 20,804 6,712,619
Fidelity National Financial, Inc. ................ 140,994 5,552,344
First American Financial Corp. ................ 53,926 2,717,870
Globe Life, Inc. .......................... 47,804 5,522,318
Hanover Insurance Group, Inc. (The) ........... 18,920 2,771,591
Hartford Financial Services Group, Inc. (The) ...... 172,451 12,487,177
Kemper Corp.
(a)
.......................... 33,951 1,618,444
Lincoln National Corp. ..................... 90,699 4,885,955
Loews Corp.
(a)
........................... 106,581 6,077,249
Markel Corp.
(a) (b)
.......................... 7,142 8,613,966
Marsh & McLennan Companies, Inc. ............ 268,232 43,316,786

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Insurance (continued)
MetLife, Inc. ............................ 359,320 $ 26,305,817
Old Republic International Corp. ............... 151,150 3,508,192
Primerica, Inc. ........................... 19,892 2,878,372
Principal Financial Group, Inc. ................ 131,873 11,621,968
Progressive Corp. (The) .................... 312,428 40,115,755
Prudential Financial, Inc. .................... 200,665 21,107,951
Reinsurance Group of America, Inc. ............ 35,719 5,256,765
RenaissanceRe Holdings Ltd. ................ 23,013 3,559,651
Ryan Specialty Holdings, Inc. , Class A
(b)
......... 43,962 1,971,696
Travelers Companies, Inc. (The) ............... 126,730 23,376,616
Unum Group ............................ 107,067 4,881,185
W R Berkley Corp. ........................ 110,060 8,186,263
White Mountains Insurance Group Ltd. .......... 1,507 2,134,138
Willis Towers Watson PLC ................... 58,477 12,760,266
477,857,781
a
IT Services  —  0 .4%
Broadridge Financial Solutions, Inc. ............ 62,383 9,361,193
a
Mortgage Real Estate Investment  —  0 .6%
AGNC Investment Corp. .................... 279,190 2,294,942
Annaly Capital Management, Inc. .............. 230,213 4,270,451
Rithm Capital Corp. ....................... 228,029 1,922,284
Starwood Property Trust, Inc. ................. 156,127 3,225,584
11,713,261
a
Thrifts & Mortgage Finance  —  0 .3%
MGIC Investment Corp. .................... 161,278 2,201,445
New York Community Bancorp, Inc. ............ 246,242 2,292,513
Security Shares Value
a
Thrifts & Mortgage Finance (continued)
Rocket Companies, Inc. , Class A
(a)
............. 59,128 $ 407,983
TFS Financial Corp. ....................... 27,399 384,956
UWM Holdings Corp. , Class A
(a)
............... 47,664 156,338
5,443,235
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,200,043,116 ) ............................... 2,043,210,922
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 23,756,866 23,752,114
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 3,973,185 3,973,185
a
Total Short-Term Securities — 1.4%
(Cost: $ 27,729,152 ) ................................. 27,725,299
Total Investments — 101.1%
(Cost: $ 2,227,772,268 ) ............................... 2,070,936,221
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (21,932,076)
Net Assets — 100.0% ................................. $ 2,049,004,145
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,990,720 $ 18,764,853
(a)
$ — $ 1,844 $ (5,303) $ 23,752,114 23,756,866 $ 130,762
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,063,000 — (89,815)
(a)
— — 3,973,185 3,973,185 41,767 —
BlackRock, Inc. .. 48,395,209 10,364,049 (8,347,623) (574,858) 2,033,026 51,869,803 80,305 756,536 —
$ (573,014) $ 2,027,723
$ 79,595,102
$ 929,065 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 43 12/16/22 $ 1,404 $ 1,127
E-Mini Financials Select Sector Index ........................................................ 40 12/16/22 4,191 197,854
$ 198,981
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 198,981 $ — $ — $ — $ 198,981
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (891,260) $ — $ — $ — $ (891,260)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 606,979 $ — $ — $ — $ 606,979
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,117,860
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Financials ETF

2022
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,043,210,922  $ —  $ —  $ 2,043,210,922
Short-Term Securities
Money Market Funds ...................................... 27,725,299  —  —  27,725,299
$ 2,070,936,221  $ —  $ —  $ 2,070,936,221
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 198,981  $ —  $ —  $ 198,981
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  17 .5%
AbbVie, Inc. ............................ 1,114,573 $ 163,173,487
Alnylam Pharmaceuticals, Inc.
(a)
............... 76,048 15,761,708
Amgen, Inc. ............................ 336,750 91,040,363
Biogen, Inc.
(a)
........................... 91,861 26,037,082
BioMarin Pharmaceutical, Inc.
(a)
............... 116,197 10,066,146
Exact Sciences Corp.
(a) (b)
.................... 109,951 3,824,096
Exelixis, Inc.
(a)
........................... 198,936 3,298,359
Gilead Sciences, Inc. ...................... 791,638 62,111,917
Horizon Therapeutics PLC
(a)
................. 141,430 8,813,918
Incyte Corp.
(a)
........................... 114,909 8,542,335
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 89,147 3,940,297
Mirati Therapeutics, Inc.
(a) (b)
.................. 27,096 1,824,103
Moderna, Inc.
(a) (b)
......................... 213,059 32,029,159
Natera, Inc.
(a)
........................... 54,317 2,550,726
Neurocrine Biosciences, Inc.
(a)
................ 59,676 6,869,901
Novavax, Inc.
(a) (b)
......................... 49,135 1,094,236
Regeneron Pharmaceuticals, Inc.
(a)
............. 65,363 48,940,546
Sarepta Therapeutics, Inc.
(a)
................. 52,983 6,041,122
Seagen, Inc.
(a)
........................... 85,649 10,891,127
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 42,049 1,701,303
United Therapeutics Corp.
(a)
.................. 28,077 6,472,591
Vertex Pharmaceuticals, Inc.
(a)
................ 161,252 50,310,624
565,335,146
a
Chemicals  —  0 .1%
Ginkgo Bioworks Holdings, Inc. , Class A
(a)
........ 550,177 1,501,983
a
Health Care Equipment & Supplies  —  18 .4%
Abbott Laboratories ....................... 1,081,399 106,993,617
ABIOMED, Inc.
(a)
......................... 28,124 7,089,498
Align Technology, Inc.
(a) (b)
.................... 49,524 9,622,513
Baxter International, Inc. .................... 317,206 17,240,146
Becton Dickinson and Co. ................... 179,051 42,250,664
Boston Scientific Corp.
(a)
.................... 899,779 38,789,473
Cooper Companies, Inc. (The) ................ 30,590 8,363,000
Dentsply Sirona, Inc. ...................... 134,856 4,156,262
Dexcom, Inc.
(a)
.......................... 246,787 29,806,934
Edwards Lifesciences Corp.
(a)
................ 389,447 28,207,646
Enovis Corp.
(a)
........................... 31,869 1,575,922
Envista Holdings Corp.
(a)
.................... 102,471 3,382,568
Globus Medical, Inc. , Class A
(a) (b)
.............. 48,263 3,233,621
Hologic, Inc.
(a)
........................... 154,876 10,500,593
ICU Medical, Inc.
(a) (b)
....................... 12,779 1,896,531
IDEXX Laboratories, Inc.
(a)
................... 52,537 18,896,508
Insulet Corp.
(a) (b)
.......................... 43,346 11,218,378
Integra LifeSciences Holdings Corp.
(a) (b)
.......... 45,932 2,308,083
Intuitive Surgical, Inc.
(a)
..................... 225,658 55,617,927
Masimo Corp.
(a)
.......................... 29,982 3,945,631
Medtronic PLC .......................... 842,904 73,619,235
Novocure Ltd.
(a) (b)
......................... 65,001 4,592,971
Penumbra, Inc.
(a) (b)
........................ 22,442 3,848,130
QuidelOrtho Corp.
(a)
....................... 31,078 2,791,426
ResMed, Inc. ........................... 91,035 20,363,619
STERIS PLC
(b)
.......................... 62,872 10,850,450
Stryker Corp. ........................... 221,558 50,789,956
Tandem Diabetes Care, Inc.
(a) (b)
............... 40,179 2,256,051
Teleflex, Inc. ............................ 29,535 6,337,030
Zimmer Biomet Holdings, Inc. ................ 132,186 14,983,283
595,527,666
a
Health Care Providers & Services  —  20 .7%
Acadia Healthcare Co., Inc.
(a)
................. 56,066 4,558,166
agilon health, Inc.
(a) (b)
...................... 119,481 2,371,698
Security Shares Value
a
Health Care Providers & Services (continued)
Amedisys, Inc.
(a)
......................... 20,269 $ 1,978,052
Cardinal Health, Inc. ....................... 171,642 13,027,628
Centene Corp.
(a)
......................... 358,280 30,500,376
Chemed Corp. ........................... 9,188 4,289,602
Cigna Corp. ............................ 188,764 60,982,098
DaVita, Inc.
(a) (b)
.......................... 35,619 2,600,543
Elevance Health, Inc. ...................... 152,019 83,119,429
Encompass Health Corp. ................... 61,833 3,366,188
Enhabit, Inc.
(a)
........................... 30,916 383,977
Guardant Health, Inc.
(a)
..................... 61,274 3,033,063
HCA Healthcare, Inc. ...................... 138,120 30,036,956
Henry Schein, Inc.
(a)
....................... 85,003 5,819,305
Humana, Inc. ........................... 79,713 44,486,231
Laboratory Corp. of America Holdings ........... 56,923 12,628,937
Molina Healthcare, Inc.
(a)
.................... 36,085 12,949,463
Oak Street Health, Inc.
(a) (b)
................... 73,331 1,483,486
Premier, Inc. , Class A ...................... 74,245 2,589,666
Quest Diagnostics, Inc. ..................... 73,651 10,579,966
Signify Health, Inc. , Class A
(a)
................. 44,682 1,306,055
Tenet Healthcare Corp.
(a)
.................... 66,923 2,968,704
UnitedHealth Group, Inc. .................... 589,888 327,476,323
Universal Health Services, Inc. , Class B ......... 40,164 4,653,803
667,189,715
a
Health Care Technology  —  0 .6%
Certara, Inc.
(a)
........................... 73,180 894,992
Doximity, Inc. , Class A
(a) (b)
................... 68,736 1,819,442
Teladoc Health, Inc.
(a) (b)
..................... 101,103 2,996,693
Veeva Systems, Inc. , Class A
(a)
............... 87,794 14,744,124
20,455,251
a
Life Sciences Tools & Services  —  11 .6%
10X Genomics, Inc. , Class A
(a)
................ 58,186 1,581,495
Agilent Technologies, Inc. ................... 188,962 26,142,893
Avantor, Inc.
(a)
........................... 383,717 7,739,572
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 13,467 4,736,479
Bio-Techne Corp. ......................... 24,487 7,254,519
Bruker Corp. ............................ 68,506 4,236,411
Charles River Laboratories International, Inc.
(a)
..... 31,744 6,737,664
Danaher Corp. .......................... 408,241 102,742,012
Illumina, Inc.
(a) (b)
.......................... 99,050 22,664,621
IQVIA Holdings, Inc.
(a)
...................... 116,898 24,510,004
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 69,761 1,158,033
PerkinElmer, Inc. ......................... 79,464 10,614,801
QIAGEN NV
(a)
........................... 142,717 6,216,752
Repligen Corp.
(a)
......................... 34,808 6,352,112
Sotera Health Co.
(a)
....................... 61,912 425,955
Syneos Health, Inc. , Class A
(a)
................ 64,583 3,253,691
Thermo Fisher Scientific, Inc. ................. 246,755 126,824,667
West Pharmaceutical Services, Inc. ............ 46,652 10,734,625
373,926,306
a
Pharmaceuticals  —  30 .9%
Bristol-Myers Squibb Co. .................... 1,343,094 104,049,492
Catalent, Inc.
(a)
.......................... 107,768 7,083,591
Elanco Animal Health, Inc.
(a)
.................. 279,905 3,691,947
Eli Lilly & Co. ........................... 531,386 192,409,557
Jazz Pharmaceuticals PLC
(a)
................. 38,338 5,512,621
Johnson & Johnson ....................... 1,659,734 288,743,924
Merck & Co., Inc. ......................... 1,595,357 161,450,129
Organon & Co. .......................... 159,946 4,187,386
Perrigo Co. PLC ......................... 84,769 3,414,495
Pfizer, Inc. ............................. 3,564,398 165,922,727
Royalty Pharma PLC , Class A ................ 231,143 9,781,972
Viatris, Inc. ............................. 763,124 7,730,446

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 296,917 $ 44,769,145
998,747,432
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,907,538,537 ) ............................... 3,222,683,499
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 59,517,999 59,506,096
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 4,759,406 4,759,406
a
Total Short-Term Securities — 2.0%
(Cost: $ 64,261,425 ) ................................. 64,265,502
Total Investments — 101.8%
(Cost: $ 2,971,799,962 ) ............................... 3,286,949,001
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (57,188,524)
Net Assets — 100.0% ................................. $ 3,229,760,477
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 40,415,625  $ 19,107,749
(a)
$ —  $ (5,791) $ (11,487) $ 59,506,096  59,517,999  $ 77,116
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,957,000  1,802,406
(a)
—  —  —  4,759,406  4,759,406  37,810  —
$ (5,791) $ (11,487)
$ 64,265,502
$ 114,926  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 51 12/16/22 $ 6,860 $ 280,526

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 280,526 $ — $ — $ — $ 280,526
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (200,040) $ — $ — $ — $ (200,040)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 442,307 $ — $ — $ — $ 442,307
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,981,245
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,222,683,499  $ —  $ —  $ 3,222,683,499
Short-Term Securities
Money Market Funds ...................................... 64,265,502  —  —  64,265,502
$ 3,286,949,001  $ —  $ —  $ 3,286,949,001
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 280,526  $ —  $ —  $ 280,526
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .6%
Axon Enterprise, Inc.
(a) (b)
.................... 14,938 $ 2,172,583
Boeing Co. (The)
(a)
........................ 121,139 17,263,519
BWX Technologies, Inc. .................... 20,221 1,152,192
Curtiss-Wright Corp. ....................... 8,426 1,414,135
General Dynamics Corp. .................... 53,771 13,431,996
HEICO Corp. ........................... 9,952 1,618,593
HEICO Corp. , Class A ...................... 17,488 2,226,223
Howmet Aerospace, Inc. .................... 82,756 2,941,976
Huntington Ingalls Industries, Inc. .............. 8,702 2,237,023
L3Harris Technologies, Inc. .................. 42,527 10,481,630
Lockheed Martin Corp. ..................... 52,474 25,538,046
Mercury Systems, Inc.
(a)
.................... 12,597 609,695
Northrop Grumman Corp. ................... 32,365 17,768,709
Raytheon Technologies Corp. ................ 328,737 31,170,842
Spirit AeroSystems Holdings, Inc. , Class A ........ 23,202 537,358
Textron, Inc. ............................ 46,647 3,192,521
TransDigm Group, Inc. ..................... 11,347 6,533,149
Woodward, Inc.
(b)
......................... 12,929 1,185,589
141,475,779
a
Air Freight & Logistics  —  4 .1%
CH Robinson Worldwide, Inc.
(b)
............... 26,961 2,634,629
Expeditors International of Washington, Inc. ....... 36,014 3,523,970
FedEx Corp. ............................ 53,061 8,504,617
GXO Logistics, Inc.
(a)
...................... 23,206 847,947
United Parcel Service, Inc. , Class B ............ 162,511 27,264,471
42,775,634
a
Building Products  —  4 .3%
A O Smith Corp. ......................... 27,969 1,532,142
Advanced Drainage Systems, Inc. ............. 14,112 1,635,299
Allegion PLC ............................ 19,377 2,030,128
Armstrong World Industries, Inc. ............... 10,124 765,071
AZEK Co., Inc. (The) , Class A
(a)
............... 24,641 431,464
Builders FirstSource, Inc.
(a)
.................. 33,984 2,095,453
Carlisle Companies, Inc. .................... 11,360 2,712,768
Carrier Global Corp. ....................... 187,253 7,445,179
Fortune Brands Home & Security, Inc. ........... 28,418 1,714,174
Hayward Holdings, Inc.
(a) (b)
................... 15,580 144,115
Johnson Controls International PLC ............ 153,702 8,890,124
Lennox International, Inc. ................... 7,031 1,642,231
Masco Corp. ............................ 49,698 2,299,526
Owens Corning .......................... 21,434 1,834,965
Trane Technologies PLC
(b)
................... 51,540 8,227,330
Trex Co., Inc.
(a)
.......................... 24,405 1,173,636
44,573,605
a
Chemicals  —  2 .7%
Axalta Coating Systems Ltd.
(a) (b)
............... 48,957 1,141,677
DuPont de Nemours, Inc. ................... 110,771 6,336,101
PPG Industries, Inc. ....................... 52,045 5,942,498
RPM International, Inc. ..................... 28,161 2,663,186
Sherwin-Williams Co. (The) .................. 52,860 11,895,086
27,978,548
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 19,116 8,173,046
MSA Safety, Inc. ......................... 8,112 1,088,955
Tetra Tech, Inc. .......................... 11,806 1,667,951
10,929,952
a
Construction & Engineering  —  1 .2%
AECOM ............................... 29,036 2,185,830
MasTec, Inc.
(a)
........................... 13,459 1,037,420
Security Shares Value
a
Construction & Engineering (continued)
MDU Resources Group, Inc. ................. 44,614 $ 1,270,607
Quanta Services, Inc. ...................... 31,427 4,463,891
Valmont Industries, Inc. ..................... 4,658 1,486,927
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 45,857 1,950,298
12,394,973
a
Construction Materials  —  1 .0%
Eagle Materials, Inc. ....................... 8,285 1,013,339
Martin Marietta Materials, Inc. ................ 13,737 4,615,357
Vulcan Materials Co. ...................... 29,243 4,787,079
10,415,775
a
Consumer Finance  —  3 .1%
American Express Co. ..................... 133,092 19,757,507
Capital One Financial Corp. .................. 84,111 8,917,448
Synchrony Financial ....................... 106,019 3,770,036
32,444,991
a
Containers & Packaging  —  2 .1%
Amcor PLC ............................. 331,253 3,835,910
AptarGroup, Inc. ......................... 14,429 1,430,635
Ardagh Group SA , Class A
(a)
................. 5,329 40,394
Ardagh Metal Packaging SA ................. 34,946 155,160
Ball Corp. .............................. 68,108 3,363,854
Berry Global Group, Inc.
(a)
................... 27,735 1,312,420
Crown Holdings, Inc. ...................... 25,639 1,758,579
Graphic Packaging Holding Co. ............... 67,736 1,555,219
Packaging Corp. of America ................. 20,396 2,451,803
Sealed Air Corp. ......................... 32,245 1,535,507
Silgan Holdings, Inc. ....................... 18,552 878,623
Sonoco Products Co. ...................... 21,393 1,328,077
Westrock Co. ........................... 56,008 1,907,633
21,553,814
a
Diversified Consumer Services  —  0 .0%
ADT, Inc.
(b)
............................. 38,861 328,764
a
Electrical Equipment  —  4 .6%
Acuity Brands, Inc. ........................ 7,218 1,325,008
AMETEK, Inc. ........................... 50,895 6,599,046
Eaton Corp. PLC ......................... 88,229 13,240,526
Emerson Electric Co. ...................... 130,501 11,301,387
Generac Holdings, Inc.
(a)
.................... 13,745 1,593,183
Hubbell, Inc. ............................ 11,823 2,807,726
nVent Electric PLC ........................ 36,354 1,326,921
Regal Rexnord Corp. ...................... 14,806 1,873,551
Rockwell Automation, Inc. ................... 25,685 6,557,380
Sensata Technologies Holding PLC ............ 33,891 1,362,757
47,987,485
a
Electronic Equipment, Instruments & Components  —  2 .0%
Cognex Corp. ........................... 38,446 1,777,359
Keysight Technologies, Inc.
(a)
................. 39,587 6,894,076
Littelfuse, Inc. ........................... 5,315 1,170,629
Teledyne Technologies, Inc.
(a)
................. 10,230 4,071,335
Trimble, Inc.
(a)
........................... 55,139 3,317,162
Vontier Corp. ............................ 34,853 665,692
Zebra Technologies Corp. , Class A
(a)
............ 11,389 3,225,593
21,121,846
a
Household Durables  —  0 .2%
Mohawk Industries, Inc.
(a)
................... 11,574 1,096,637
TopBuild Corp.
(a)
......................... 7,159 1,218,032
2,314,669
a

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Industrial Conglomerates  —  6 .3%
3M Co. ................................ 125,451 $ 15,780,481
General Electric Co. ....................... 242,087 18,836,789
Honeywell International, Inc. ................. 148,986 30,396,124
65,013,394
a
IT Services  —  27 .0%
Accenture PLC , Class A .................... 140,073 39,766,725
Affirm Holdings, Inc. , Class A
(a) (b)
............... 39,321 789,172
Automatic Data Processing, Inc. ............... 92,300 22,308,910
Block, Inc. , Class A
(a) (b)
..................... 116,693 7,009,748
Euronet Worldwide, Inc.
(a)
................... 10,463 878,997
Fidelity National Information Services, Inc. ........ 134,830 11,189,542
Fiserv, Inc.
(a)
............................ 130,127 13,369,248
FleetCor Technologies, Inc.
(a)
................. 16,126 3,001,371
Genpact Ltd. ............................ 39,922 1,936,217
Global Payments, Inc. ..................... 60,754 6,941,752
Jack Henry & Associates, Inc. ................ 16,022 3,189,339
Mastercard, Inc. , Class A .................... 190,303 62,453,638
Paychex, Inc. ........................... 71,254 8,430,061
PayPal Holdings, Inc.
(a)
..................... 255,931 21,390,713
Shift4 Payments, Inc. , Class A
(a)
............... 11,173 513,623
Visa, Inc. , Class A
(b)
....................... 363,943 75,394,432
Western Union Co. (The) ................... 84,666 1,143,838
WEX, Inc.
(a)
............................. 9,771 1,603,812
281,311,138
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 16,417 1,160,189
a
Life Sciences Tools & Services  —  1 .0%
Mettler-Toledo International, Inc.
(a)
............. 4,946 6,256,344
Waters Corp.
(a)
.......................... 13,224 3,956,224
10,212,568
a
Machinery  —  14 .1%
AGCO Corp. ............................ 13,698 1,700,881
Allison Transmission Holdings, Inc. ............. 21,261 898,277
Caterpillar, Inc. .......................... 116,695 25,259,800
Crane Holdings Co. ....................... 10,340 1,037,516
Cummins, Inc. ........................... 31,128 7,611,107
Deere & Co. ............................ 61,973 24,530,153
Donaldson Co., Inc. ....................... 27,171 1,560,974
Dover Corp. ............................ 31,772 4,152,283
Esab Corp. ............................. 11,157 416,156
Flowserve Corp. ......................... 28,744 824,378
Fortive Corp.
(b)
........................... 79,228 5,062,669
Gates Industrial Corp. PLC
(a)
................. 23,423 261,166
Graco, Inc. ............................. 37,181 2,587,054
IDEX Corp. ............................. 16,775 3,729,250
Illinois Tool Works, Inc.
(b)
.................... 68,484 14,623,388
Ingersoll Rand, Inc.
(b)
...................... 89,714 4,530,557
ITT, Inc. ............................... 18,495 1,412,833
Lincoln Electric Holdings, Inc. ................ 12,395 1,760,090
Middleby Corp. (The)
(a)
..................... 11,838 1,655,663
Nordson Corp. ........................... 12,784 2,876,400
Oshkosh Corp. .......................... 14,554 1,280,752
Otis Worldwide Corp. ...................... 93,459 6,601,944
PACCAR, Inc. ........................... 75,358 7,296,915
Parker-Hannifin Corp. ...................... 28,268 8,215,246
Pentair PLC ............................ 36,305 1,559,300
Snap-on, Inc. ........................... 11,602 2,576,224
Stanley Black & Decker, Inc. ................. 32,597 2,558,539
Toro Co. (The) ........................... 23,005 2,425,417
Westinghouse Air Brake Technologies Corp. ....... 39,975 3,728,868
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 39,558 $ 4,051,926
146,785,726
a
Marine  —  0 .1%
Kirby Corp.
(a)
............................ 13,175 918,956
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 16,225 919,146
a
Professional Services  —  2 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 28,978 3,154,255
Equifax, Inc. ............................ 26,850 4,552,149
FTI Consulting, Inc.
(a)
...................... 7,431 1,156,487
Jacobs Solutions, Inc. ...................... 28,222 3,251,739
ManpowerGroup, Inc. ...................... 11,359 889,864
Robert Half International, Inc. ................. 23,804 1,820,054
TransUnion ............................. 42,483 2,517,967
Verisk Analytics, Inc. ....................... 34,310 6,272,897
23,615,412
a
Road & Rail  —  6 .5%
CSX Corp. ............................. 472,838 13,740,672
JB Hunt Transport Services, Inc.
(b)
............. 18,422 3,151,452
Knight-Swift Transportation Holdings, Inc. , Class A .. 34,360 1,650,311
Landstar System, Inc. ...................... 8,014 1,251,947
Norfolk Southern Corp. ..................... 51,805 11,815,166
Old Dominion Freight Line, Inc. ............... 22,199 6,095,845
Ryder System, Inc. ........................ 10,875 875,546
Schneider National, Inc. , Class B .............. 11,871 264,011
Union Pacific Corp. ....................... 138,783 27,359,681
XPO Logistics, Inc.
(a)
...................... 22,705 1,174,757
67,379,388
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 12,632 1,037,719
a
Software  —  0 .7%
Bill.com Holdings, Inc.
(a) (b)
................... 21,545 2,873,241
Fair Isaac Corp.
(a)
......................... 5,414 2,592,440
Paylocity Holding Corp.
(a)
................... 8,775 2,033,957
7,499,638
a
Trading Companies & Distributors  —  1 .5%
Air Lease Corp. , Class A .................... 22,840 806,024
Core & Main, Inc. , Class A
(a)
.................. 15,801 372,587
MSC Industrial Direct Co., Inc. , Class A .......... 10,159 842,994
United Rentals, Inc.
(a)
...................... 15,420 4,868,248
Watsco, Inc. ............................ 7,280 1,972,589
WESCO International, Inc.
(a)
................. 9,873 1,360,203
WW Grainger, Inc. ........................ 10,059 5,877,977
16,100,622
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,133,585,781 ) ............................... 1,038,249,731

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 27,361,023 $ 27,355,551
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 1,567,977 1,567,977
a
Total Short-Term Securities — 2.8%
(Cost: $ 28,921,483 ) ................................. 28,923,528
Total Investments — 102.6%
(Cost: $ 1,162,507,264 ) ............................... 1,067,173,259
Liabilities in Excess of Other Assets — ( 2 .6 ) % ............... (26,872,545)
Net Assets — 100.0% ................................. $ 1,040,300,714
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,893,851 $ 9,460,333
(a)
$ — $ 3,416 $ (2,049) $ 27,355,551 27,361,023 $ 52,793
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,472,000 — (904,023)
(a)
— — 1,567,977 1,567,977 13,884 —
$ 3,416 $ (2,049)
$ 28,923,528
$ 66,677 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index ................................................................. 16 12/16/22 $ 1,524 $ 18,371
E-Mini Technology Select Sector Index ...................................................... 2 12/16/22 258 (260)
$ 18,111

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 18,371 $ — $ — $ — $ 18,371
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 260 $ — $ — $ — $ 260
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (198,834) $ — $ — $ — $ (198,834)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 143,652 $ — $ — $ — $ 143,652
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,904,100
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,038,209,337  $ 40,394  $ —  $ 1,038,249,731
Short-Term Securities
Money Market Funds ...................................... 28,923,528  —  —  28,923,528
$ 1,067,132,865  $ 40,394  $ —  $ 1,067,173,259
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 18,371  $ —  $ —  $ 18,371
Liabilities
Equity Contracts ........................................... (260) —  —  (260)
$ 18,111  $ —  $ —  $ 18,111
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 69,363 $ 9,912,666
a
Electrical Equipment  —  0 .1%
Vertiv Holdings Co. , Class A
(b)
................ 355,604 5,088,693
a
Electronic Equipment, Instruments & Components  —  1 .8%
Amphenol Corp. , Class A ................... 681,986 51,714,998
Arrow Electronics, Inc.
(a)
.................... 74,641 7,558,148
Avnet, Inc. ............................. 109,166 4,387,382
CDW Corp. ............................. 157,429 27,205,306
Coherent Corp.
(a)
......................... 149,386 5,020,863
Corning, Inc. ............................ 879,195 28,283,703
IPG Photonics Corp.
(a)
..................... 39,245 3,361,727
Jabil, Inc. .............................. 156,337 10,044,652
National Instruments Corp. .................. 152,840 5,835,431
TD SYNNEX Corp. ........................ 49,827 4,559,669
147,971,879
a
Health Care Technology  —  0 .0%
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 40,473 638,664
a
Interactive Media & Services  —  13 .4%
Alphabet, Inc. , Class A
(a)
.................... 4,423,312 418,047,217
Alphabet, Inc. , Class C , NVS
(a)
................ 3,972,306 376,018,486
IAC, Inc.
(a) (b)
............................ 89,836 4,373,217
Match Group, Inc.
(a)
....................... 331,807 14,334,062
Meta Platforms, Inc. , Class A
(a)
................ 2,456,114 228,811,580
Pinterest, Inc. , Class A
(a)
.................... 678,739 16,696,979
ZoomInfo Technologies, Inc.
(a)
................ 320,539 14,273,602
1,072,555,143
a
Internet & Direct Marketing Retail  —  0 .2%
DoorDash, Inc. , Class A
(a) (b)
.................. 291,531 12,690,345
a
IT Services  —  5 .8%
Akamai Technologies, Inc.
(a)
.................. 182,307 16,103,177
Amdocs Ltd. ............................ 140,325 12,111,451
Cloudflare, Inc. , Class A
(a) (b)
.................. 325,319 18,321,966
Cognizant Technology Solutions Corp. , Class A ..... 606,065 37,727,546
Concentrix Corp. ......................... 49,920 6,101,721
DXC Technology Co.
(a)
..................... 267,819 7,699,796
EPAM Systems, Inc.
(a)
...................... 63,897 22,363,950
Gartner, Inc.
(a) (b)
.......................... 89,367 26,981,684
Globant SA
(a)
............................ 47,391 8,941,734
GoDaddy, Inc. , Class A
(a) (b)
................... 182,295 14,656,518
International Business Machines Corp. .......... 1,048,836 145,043,530
Kyndryl Holdings, Inc.
(a)
..................... 233,231 2,255,344
MongoDB, Inc. , Class A
(a)
................... 75,993 13,908,999
Okta, Inc. , Class A
(a)
....................... 173,639 9,744,621
Snowflake, Inc. , Class A
(a) (b)
.................. 357,189 57,257,397
SS&C Technologies Holdings, Inc. ............. 260,397 13,389,614
Switch, Inc. , Class A
(b)
...................... 169,118 5,758,468
Thoughtworks Holding, Inc.
(a)
................. 102,865 988,533
Toast, Inc. , Class A
(a)
...................... 289,800 6,401,682
Twilio, Inc. , Class A
(a)
...................... 200,102 14,881,586
VeriSign, Inc.
(a)
.......................... 109,319 21,914,087
Wix.com Ltd.
(a)
........................... 62,443 5,251,456
467,804,860
a
Life Sciences Tools & Services  —  0 .1%
Azenta, Inc. ............................ 85,675 3,803,970
a
Security Shares Value
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a)
............. 26,852 $ 8,163,814
Clarivate PLC
(a) (b)
......................... 547,084 5,651,378
Dun & Bradstreet Holdings, Inc.
(b)
.............. 289,846 3,724,521
KBR, Inc. .............................. 161,482 8,036,959
Leidos Holdings, Inc. ...................... 158,643 16,116,542
Science Applications International Corp. ......... 64,396 6,976,663
48,669,877
a
Semiconductors & Semiconductor Equipment  —  21 .5%
Advanced Micro Devices, Inc.
(a)
............... 1,882,432 113,058,866
Allegro MicroSystems, Inc.
(a)
................. 76,207 1,936,420
Analog Devices, Inc. ....................... 608,351 86,763,020
Applied Materials, Inc. ..................... 1,011,966 89,346,478
Broadcom, Inc. .......................... 460,311 216,401,407
Cirrus Logic, Inc.
(a)
........................ 64,292 4,315,279
Entegris, Inc. ............................ 173,054 13,730,104
GlobalFoundries, Inc.
(a) (b)
.................... 73,199 4,150,383
Intel Corp. ............................. 4,769,317 135,591,682
KLA Corp. .............................. 165,224 52,285,135
Lam Research Corp. ...................... 159,445 64,540,147
Lattice Semiconductor Corp.
(a)
................ 158,279 7,678,114
Marvell Technology, Inc. .................... 988,279 39,214,911
Microchip Technology, Inc. ................... 626,587 38,685,481
Micron Technology, Inc. ..................... 1,283,947 69,461,533
Monolithic Power Systems, Inc. ............... 52,828 17,932,465
NVIDIA Corp. ........................... 2,611,187 352,431,909
ON Semiconductor Corp.
(a) (b)
................. 505,189 31,033,760
Qorvo, Inc.
(a)
............................ 119,855 10,317,119
QUALCOMM, Inc. ........................ 1,305,918 153,654,312
Skyworks Solutions, Inc. .................... 187,417 16,119,736
Teradyne, Inc. ........................... 182,332 14,832,708
Texas Instruments, Inc. ..................... 1,074,586 172,610,749
Universal Display Corp. .................... 50,380 4,797,184
Wolfspeed, Inc.
(a)
......................... 134,794 10,615,028
1,721,503,930
a
Software  —  34 .7%
Adobe, Inc.
(a)
............................ 549,990 175,171,815
Alteryx, Inc. , Class A
(a)
..................... 68,812 3,353,209
ANSYS, Inc.
(a)
........................... 101,272 22,397,315
AppLovin Corp. , Class A
(a)
................... 253,228 4,294,747
Aspen Technology, Inc.
(a)
.................... 31,470 7,598,431
Atlassian Corp. , Class A
(a)
................... 159,325 32,299,957
Autodesk, Inc.
(a)
.......................... 253,500 54,325,050
Bentley Systems, Inc. , Class B
(b)
............... 196,858 6,945,150
Black Knight, Inc.
(a)
........................ 179,715 10,867,366
Cadence Design Systems, Inc.
(a) (b)
............. 317,689 48,094,938
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 199,077 1,857,388
Ceridian HCM Holding, Inc.
(a) (b)
................ 159,305 10,544,398
Confluent, Inc. , Class A
(a) (b)
.................. 143,100 3,846,528
Coupa Software, Inc.
(a)
..................... 88,141 4,691,745
Crowdstrike Holdings, Inc. , Class A
(a)
............ 244,826 39,465,951
Datadog, Inc. , Class A
(a)
.................... 309,123 24,887,493
DocuSign, Inc.
(a)
......................... 229,375 11,078,812
Dolby Laboratories, Inc. , Class A .............. 70,607 4,719,372
DoubleVerify Holdings, Inc.
(a) (b)
................ 73,914 2,160,506
Dropbox, Inc. , Class A
(a)
.................... 318,817 6,934,270
Dynatrace, Inc.
(a)
......................... 231,548 8,159,752
Elastic NV
(a)
............................ 90,170 5,766,371
Five9, Inc.
(a) (b)
........................... 79,672 4,801,035
Fortinet, Inc.
(a)
........................... 751,418 42,951,053
Guidewire Software, Inc.
(a) (b)
.................. 97,846 5,813,031
HubSpot, Inc.
(a)
.......................... 53,019 15,723,315
Informatica, Inc. , Class A
(a) (b)
................. 41,358 800,691

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Intuit, Inc. .............................. 321,167 $ 137,298,892
Jamf Holding Corp.
(a)
...................... 77,129 1,825,643
Manhattan Associates, Inc.
(a)
................. 73,057 8,888,845
Microsoft Corp. .......................... 5,273,974 1,224,247,585
nCino, Inc.
(a) (b)
........................... 80,158 2,523,374
NCR Corp.
(a)
............................ 146,660 3,117,992
New Relic, Inc.
(a)
......................... 60,603 3,590,122
NortonLifeLock, Inc. ....................... 666,237 15,010,320
Nutanix, Inc. , Class A
(a)
..................... 250,066 6,851,808
Oracle Corp. ............................ 1,762,991 137,636,707
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 2,105,984 18,511,599
Palo Alto Networks, Inc.
(a)
................... 342,487 58,767,344
Paycom Software, Inc.
(a) (b)
................... 59,598 20,620,908
Paycor HCM, Inc.
(a) (b)
...................... 54,095 1,648,275
Pegasystems, Inc. ........................ 48,917 1,820,202
Procore Technologies, Inc.
(a)
................. 81,830 4,472,828
PTC, Inc.
(a)
............................. 122,779 14,467,050
RingCentral, Inc. , Class A
(a)
.................. 98,345 3,493,214
Roper Technologies, Inc. .................... 122,996 50,986,762
Salesforce, Inc.
(a)
......................... 1,121,634 182,366,472
SentinelOne, Inc. , Class A
(a) (b)
................ 213,403 4,874,125
ServiceNow, Inc.
(a)
........................ 233,351 98,180,100
Smartsheet, Inc. , Class A
(a) (b)
................. 144,683 5,052,330
Splunk, Inc.
(a)
........................... 187,644 15,595,093
Synopsys, Inc.
(a)
......................... 177,552 51,942,838
Teradata Corp.
(a)
......................... 119,723 3,782,050
Tyler Technologies, Inc.
(a)
................... 47,828 15,464,227
UiPath, Inc. , Class A
(a) (b)
.................... 436,874 5,526,456
Unity Software, Inc.
(a) (b)
..................... 242,780 7,162,010
VMware, Inc. , Class A ...................... 243,258 27,373,823
Workday, Inc. , Class A
(a)
.................... 229,896 35,822,395
Zendesk, Inc.
(a)
.......................... 141,076 10,819,118
Zoom Video Communications, Inc. , Class A
(a)
...... 294,044 24,535,031
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 96,997 $ 14,947,238
2,778,772,465
a
Technology Hardware, Storage & Peripherals  —  21 .6%
Apple, Inc. ............................. 10,613,077 1,627,409,226
Dell Technologies, Inc. , Class C ............... 300,678 11,546,035
Hewlett Packard Enterprise Co. ............... 1,512,267 21,580,050
HP, Inc. ............................... 1,204,788 33,276,245
NetApp, Inc. ............................ 255,758 17,716,357
Pure Storage, Inc. , Class A
(a)
................. 327,511 10,106,989
Western Digital Corp.
(a)
..................... 365,898 12,575,914
1,734,210,816
a
Total Long-Term Investments — 99.9%
(Cost: $ 8,051,316,107 ) ............................... 8,003,623,308
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 73,516,800 73,502,097
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 10,808,105 10,808,105
a
Total Short-Term Securities — 1.0%
(Cost: $ 84,312,770 ) ................................. 84,310,202
Total Investments — 100.9%
(Cost: $ 8,135,628,877 ) ............................... 8,087,933,510
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (73,535,455)
Net Assets — 100.0% ................................. $ 8,014,398,055
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 119,017,767 $ — $ (45,489,040)
(a)
$ (25,158) $ (1,472) $ 73,502,097 73,516,800 $ 141,415
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 6,440,000 4,368,105
(a)
— — — 10,808,105 10,808,105 80,694 —
$ (25,158) $ (1,472)
$ 84,310,202
$ 222,109 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Technology ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index. ......................................... 21 12/16/22 $ 1,330 $ (73,440)
E-Mini Technology Select Sector Index ...................................................... 70 12/16/22 9,045 (18,157)
$ (91,597)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 91,597 $ — $ — $ — $ 91,597
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (1,386,707) $ — $ — $ — $ (1,386,707)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 246,802 $ — $ — $ — $ 246,802
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,688,190
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,003,623,308  $ —  $ —  $ 8,003,623,308
Short-Term Securities
Money Market Funds ...................................... 84,310,202  —  —  84,310,202
$ 8,087,933,510  $ —  $ —  $ 8,087,933,510
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (91,597) $ —  $ —  $ (91,597)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
U.S. Transportation ETF
(Percentages shown are based on Net Assets)

2022
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  29 .9%
Air Transport Services Group, Inc.
(a) (b)
........... 88,241 $ 2,576,637
Atlas Air Worldwide Holdings, Inc.
(a) (b)
........... 39,308 3,975,611
CH Robinson Worldwide, Inc.
(b)
............... 188,779 18,447,484
Expeditors International of Washington, Inc. ....... 249,294 24,393,418
FedEx Corp. ............................ 187,072 29,983,900
Forward Air Corp. ........................ 40,950 4,335,376
GXO Logistics, Inc.
(a) (b)
..................... 180,751 6,604,642
Hub Group, Inc. , Class A
(a) (b)
................. 51,733 4,014,481
United Parcel Service, Inc. , Class B ............ 820,229 137,609,819
231,941,368
a
Airlines  —  16 .3%
Alaska Air Group, Inc.
(a)
..................... 193,171 8,588,383
Allegiant Travel Co.
(a)
...................... 23,500 1,763,675
American Airlines Group, Inc.
(a)
................ 990,266 14,041,972
Delta Air Lines, Inc.
(a)
...................... 977,088 33,152,596
Frontier Group Holdings, Inc.
(a)
................ 56,483 740,492
Hawaiian Holdings, Inc.
(a) (b)
.................. 78,434 1,131,802
JetBlue Airways Corp.
(a) (b)
................... 492,934 3,963,189
Joby Aviation, Inc. , Class A
(a) (b)
................ 434,389 2,093,755
SkyWest, Inc.
(a)
.......................... 77,222 1,365,285
Southwest Airlines Co.
(a)
.................... 904,174 32,866,725
Spirit Airlines, Inc. ........................ 165,680 3,644,960
Sun Country Airlines Holdings, Inc.
(a) (b)
........... 49,699 809,100
United Airlines Holdings, Inc.
(a)
................ 497,909 21,449,920
Wheels Up Experience, Inc. , Class A
(a) (b)
......... 260,995 461,961
126,073,815
a
Marine  —  1 .6%
Eagle Bulk Shipping, Inc. ................... 14,628 707,703
Genco Shipping & Trading Ltd. ................ 56,792 761,013
Kirby Corp.
(a) (b)
........................... 91,295 6,367,826
Matson, Inc. ............................ 59,332 4,365,648
12,202,190
a
Road & Rail  —  52 .1%
AMERCO .............................. 14,940 8,593,339
ArcBest Corp. ........................... 37,335 2,965,519
Avis Budget Group, Inc.
(a) (b)
.................. 43,947 10,391,708
CSX Corp. ............................. 1,757,471 51,072,107
Security Shares Value
a
Road & Rail (continued)
Daseke, Inc.
(a)
........................... 92,085 $ 548,827
Heartland Express, Inc. ..................... 71,086 1,057,760
Hertz Global Holdings, Inc.
(a)
................. 274,650 5,053,560
JB Hunt Transport Services, Inc.
(b)
............. 126,555 21,649,764
Knight-Swift Transportation Holdings, Inc. , Class A .. 244,829 11,759,137
Landstar System, Inc. ...................... 55,509 8,671,616
Lyft, Inc. , Class A
(a) (b)
....................... 466,732 6,832,956
Marten Transport Ltd. ...................... 87,799 1,647,987
Norfolk Southern Corp. ..................... 155,076 35,368,183
Old Dominion Freight Line, Inc. ............... 139,668 38,352,833
Ryder System, Inc. ........................ 78,020 6,281,390
Saia, Inc.
(a) (b)
............................ 40,248 8,003,717
Schneider National, Inc. , Class B .............. 56,540 1,257,450
TuSimple Holdings, Inc. , Class A
(a) (b)
............ 207,950 713,269
Uber Technologies, Inc.
(a) (b)
.................. 1,255,998 33,371,867
Union Pacific Corp. ....................... 699,889 137,976,117
Werner Enterprises, Inc. .................... 89,770 3,518,984
XPO Logistics, Inc.
(a) (b)
..................... 175,303 9,070,177
404,158,267
a
Total Long-Term Investments — 99.9%
(Cost: $ 980,023,245 ) ................................ 774,375,640
a
Short-Term Securities
Money Market Funds  —  6 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 49,512,247 49,502,345
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 1,257,472 1,257,472
a
Total Short-Term Securities — 6.5%
(Cost: $ 50,756,574 ) ................................. 50,759,817
Total Investments — 106.4%
(Cost: $ 1,030,779,819 ) ............................... 825,135,457
Liabilities in Excess of Other Assets — ( 6 .4 ) % ............... (49,738,941)
Net Assets — 100.0% ................................. $ 775,396,516
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 60,502,490 $ — $ (10,990,324)
(a)
$ 5,343 $ (15,164) $ 49,502,345 49,512,247 $ 101,554
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 990,000 267,472
(a)
— — — 1,257,472 1,257,472 10,590 —
$ 5,343 $ (15,164)
$ 50,759,817
$ 112,144 $ —

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 11 12/16/22 $ 1,048 $ 48,009
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 48,009 $ — $ — $ — $ 48,009
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (412,835) $ — $ — $ — $ (412,835)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 67,391 $ — $ — $ — $ 67,391
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,053,910
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Transportation ETF

2022
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 774,375,640  $ —  $ —  $ 774,375,640
Short-Term Securities
Money Market Funds ...................................... 50,759,817  —  —  50,759,817
$ 825,135,457  $ —  $ —  $ 825,135,457
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 48,009  $ —  $ —  $ 48,009
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  9 .2%
Clean Harbors, Inc.
(a)
...................... 44,485 $ 5,447,633
Republic Services, Inc. ..................... 180,040 23,876,905
Stericycle, Inc.
(a) (b)
........................ 79,993 3,566,088
Waste Management, Inc. .................... 362,529 57,413,718
90,304,344
a
Electric Utilities  —  56 .8%
Alliant Energy Corp. ....................... 218,808 11,415,213
American Electric Power Co., Inc. .............. 449,121 39,486,718
Avangrid, Inc. ........................... 61,865 2,516,668
Constellation Energy Corp. .................. 285,093 26,952,692
Duke Energy Corp. ....................... 672,747 62,686,565
Edison International ....................... 328,240 19,707,530
Entergy Corp. ........................... 177,226 18,987,994
Evergy, Inc. ............................. 194,050 11,862,277
Eversource Energy ....................... 300,865 22,949,982
Exelon Corp. ............................ 867,269 33,467,911
FirstEnergy Corp. ........................ 474,073 17,877,293
Hawaiian Electric Industries, Inc. .............. 94,936 3,611,365
IDACORP, Inc. .......................... 43,921 4,598,529
NextEra Energy, Inc. ...................... 1,715,526 132,953,265
NRG Energy, Inc. ......................... 205,959 9,144,580
OGE Energy Corp. ........................ 174,279 6,383,840
PG&E Corp.
(a) (b)
.......................... 1,354,153 20,217,504
Pinnacle West Capital Corp. ................. 98,528 6,622,067
PPL Corp. ............................. 643,381 17,043,163
Southern Co. (The) ....................... 927,275 60,717,967
Xcel Energy, Inc. ......................... 476,148 31,001,996
560,205,119
a
Electrical Equipment  —  0 .4%
Sunrun, Inc.
(a) (b)
.......................... 179,222 4,034,287
a
Gas Utilities  —  2 .5%
Atmos Energy Corp. ....................... 120,455 12,834,480
National Fuel Gas Co.
(b)
.................... 76,494 5,162,580
UGI Corp. .............................. 182,721 6,455,533
24,452,593
a
Independent Power and Renewable Electricity Producers  —  2 .7%
AES Corp. (The) ......................... 582,371 15,234,825
Brookfield Renewable Corp. , Class A
(b)
.......... 111,442 3,458,045
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ............................ 358,746 $ 8,240,396
26,933,266
a
Multi-Utilities  —  24 .9%
Ameren Corp. ........................... 224,690 18,316,729
CenterPoint Energy, Inc. .................... 550,055 15,737,074
CMS Energy Corp. ........................ 252,746 14,419,159
Consolidated Edison, Inc. ................... 309,840 27,253,526
Dominion Energy, Inc. ...................... 727,097 50,874,977
DTE Energy Co. ......................... 168,420 18,881,566
NiSource, Inc. ........................... 354,424 9,105,153
Public Service Enterprise Group, Inc. ........... 434,727 24,375,143
Sempra Energy .......................... 274,796 41,477,708
WEC Energy Group, Inc. .................... 275,524 25,163,607
245,604,642
a
Water Utilities  —  3 .3%
American Water Works Co., Inc. ............... 158,840 23,085,806
Essential Utilities, Inc. ...................... 201,973 8,931,246
32,017,052
a
Total Long-Term Investments — 99.8%
(Cost: $ 989,226,162 ) ................................ 983,551,303
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(c) (d) (e)
...................... 9,232,713 9,230,866
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(c) (d)
............................ 2,037,409 2,037,409
a
Total Short-Term Securities — 1.1%
(Cost: $ 11,268,448 ) ................................. 11,268,275
Total Investments — 100.9%
(Cost: $ 1,000,494,610 ) ............................... 994,819,578
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (8,995,623)
Net Assets — 100.0% ................................. $ 985,823,955
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 460,950 $ 8,774,937
(a)
$ — $ (4,848) $ (173) $ 9,230,866 9,232,713 $ 5,643
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,712,000 325,409
(a)
— — — 2,037,409 2,037,409 14,796 —
$ (4,848) $ (173)
$ 11,268,275
$ 20,439 $ —

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
U.S. Utilities ETF

2022
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 32 12/16/22 $ 2,161 $ (179,007)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 179,007 $ — $ — $ — $ 179,007
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (99,806) $ — $ — $ — $ (99,806)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (168,071) $ — $ — $ — $ (168,071)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,940,035
a
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 983,551,303  $ —  $ —  $ 983,551,303
Short-Term Securities
Money Market Funds ...................................... 11,268,275  —  —  11,268,275
$ 994,819,578  $ —  $ —  $ 994,819,578
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (179,007) $ —  $ —  $ (179,007)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
October 31, 2022
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,478,716,667  $ 3,504,378,257  $ 3,202,182,771  $ 833,564,517
Investments, at value — affiliated
(c)
........................................ 32,316,320  35,667,792  77,304,796  13,775,815
Cash ............................................................ 66,533  228,741  62,410  16,940
Cash pledged:
Futures contracts .................................................. 142,000  465,000  389,000  100,000
Receivables:
Securities lending income — affiliated .................................... 10,799  14,535  20,227  2,736
Dividends — unaffiliated ............................................. 1,072,044  3,598,214  3,323,279  1,152,081
Dividends — affiliated ............................................... 5,876  23,577  13,394  3,058
Total assets .......................................................
1,512,330,239  3,544,376,116  3,283,295,877  848,615,147
LIABILITIES
Collateral on securities loaned ........................................... 24,912,695  9,717,386  25,887,613  12,846,240
Payables:
Investments purchased .............................................. 2,127,010  —  —  —
Capital shares redeemed ............................................. —  11,476  —  26,489
Investment advisory fees ............................................. 240,203  719,058  655,561  283,163
Variation margin on futures contracts ..................................... 19,861  65,994  50,457  16,500
Total liabilities ......................................................
27,299,769  10,513,914  26,593,631  13,172,392
NET ASSETS ......................................................
$ 1,485,030,470  $ 3,533,862,202  $ 3,256,702,246  $ 835,442,755
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 878,095,755  $ 3,187,396,490  $ 3,523,447,668  $ 1,158,193,405
Accumulated earnings (loss) ............................................ 606,934,715  346,465,712  (266,745,422) (322,750,650)
NET ASSETS ......................................................
$ 1,485,030,470  $ 3,533,862,202  $ 3,256,702,246  $ 835,442,755
NET ASSET VALUE
Shares outstanding .................................................. 15,700,000  49,250,000  39,450,000  7,050,000
Net asset value ..................................................... $ 94.59  $ 71.75  $ 82.55  $ 118.50
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 24,276,650  $ 9,383,274  $ 25,390,309  $ 12,294,738
(b)
Investments, at cost — unaffiliated ...................................... $ 858,229,070  $ 3,151,523,755  $ 3,394,030,166  $ 968,138,448
(c)
Investments, at cost — affiliated ........................................ $ 30,847,466  $ 34,172,456  $ 83,123,958  $ 13,776,016

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 693,931,551  $ 1,690,044,676  $ 2,352,520,459  $ 1,384,998,770
Investments, at value — affiliated
(c)
........................................ 17,812,578  11,286,828  16,403,363  52,029,286
Cash ............................................................ 14,523  144,117  —  100,832
Cash pledged:
Futures contracts .................................................. 83,000  381,000  270,000  305,000
Receivables:
Securities lending income — affiliated .................................... 20,362  1,803  6,506  6,587
Capital shares sold ................................................. —  167,207  8,772  —
Dividends — unaffiliated ............................................. 204,533  3,836,733  1,464,565  1,481,152
Dividends — affiliated ............................................... 2,391  5,330  10,679  6,782
Variation margin on futures contracts ..................................... —  —  27,470  —
Total assets .......................................................
712,068,938  1,705,867,694  2,370,711,814  1,438,928,409
LIABILITIES
Bank overdraft ...................................................... —  —  25,604  —
Collateral on securities loaned ........................................... 16,560,042  8,406,789  13,213,220  8,799,384
Payables:
Investment advisory fees ............................................. 232,088  531,103  755,743  462,444
Variation margin on futures contracts ..................................... 7,678  29,520  —  34,313
Total liabilities ......................................................
16,799,808  8,967,412  13,994,567  9,296,141
NET ASSETS ......................................................
$ 695,269,130  $ 1,696,900,282  $ 2,356,717,247  $ 1,429,632,268
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,021,175,841  $ 1,693,636,876  $ 1,398,814,808  $ 1,662,731,406
Accumulated earnings (loss) ............................................ (325,906,711) 3,263,406  957,902,439  (233,099,138)
NET ASSETS ......................................................
$ 695,269,130  $ 1,696,900,282  $ 2,356,717,247  $ 1,429,632,268
NET ASSET VALUE
Shares outstanding .................................................. 11,350,000  8,600,000  48,750,000  9,000,000
Net asset value ..................................................... $ 61.26  $ 197.31  $ 48.34  $ 158.85
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 16,160,115  $ 8,234,606  $ 13,032,310  $ 8,184,223
(b)
Investments, at cost — unaffiliated ...................................... $ 890,259,975  $ 1,678,205,183  $ 1,603,311,353  $ 1,572,931,571
(c)
Investments, at cost — affiliated ........................................ $ 17,810,544  $ 11,287,451  $ 16,402,110  $ 60,889,530

2022
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,991,341,119  $ 3,222,683,499  $ 1,038,249,731  $ 8,003,623,308
Investments, at value — affiliated
(c)
........................................ 79,595,102  64,265,502  28,923,528  84,310,202
Cash ............................................................ 289,884  86,367  33,517  150,085
Cash pledged:
Futures contracts .................................................. 427,000  334,999  101,000  818,000
Receivables:
Securities lending income — affiliated .................................... 15,404  13,055  6,781  22,407
Capital shares sold ................................................. —  57,977  —  85,331
Dividends — unaffiliated ............................................. 1,777,021  2,883,320  702,750  1,339,571
Dividends — affiliated ............................................... 11,706  9,084  3,213  31,226
Total assets .......................................................
2,073,457,236  3,290,333,803  1,068,020,520  8,090,380,130
LIABILITIES
Collateral on securities loaned ........................................... 23,760,132  59,514,904  27,370,222  73,575,410
Payables:
Investment advisory fees ............................................. 659,879  1,050,262  340,524  2,258,178
Variation margin on futures contracts ..................................... 33,080  8,160  9,060  148,487
Total liabilities ......................................................
24,453,091  60,573,326  27,719,806  75,982,075
NET ASSETS ......................................................
$ 2,049,004,145  $ 3,229,760,477  $ 1,040,300,714  $ 8,014,398,055
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,280,861,929  $ 2,941,863,102  $ 1,195,862,079  $ 7,976,860,412
Accumulated earnings (loss) ............................................ (231,857,784) 287,897,375  (155,561,365) 37,537,643
NET ASSETS ......................................................
$ 2,049,004,145  $ 3,229,760,477  $ 1,040,300,714  $ 8,014,398,055
NET ASSET VALUE
Shares outstanding .................................................. 27,150,000  11,700,000  11,050,000  104,950,000
Net asset value ..................................................... $ 75.47  $ 276.05  $ 94.14  $ 76.36
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 22,638,732  $ 58,272,164  $ 26,593,326  $ 70,996,986
(b)
Investments, at cost — unaffiliated ...................................... $ 2,134,332,357  $ 2,907,538,537  $ 1,133,585,781  $ 8,051,316,107
(c)
Investments, at cost — affiliated ........................................ $ 93,439,911  $ 64,261,425  $ 28,921,483  $ 84,312,770

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 774,375,640  $ 983,551,303
Investments, at value — affiliated
(c)
....................................................................... 50,759,817  11,268,275
Cash ........................................................................................... 24,420  45,636
Cash pledged:
Futures contracts ................................................................................. 56,000  114,000
Receivables:
Securities lending income — affiliated ................................................................... 9,089  1,692
Dividends — unaffiliated ............................................................................ 43  426,186
Dividends — affiliated .............................................................................. 2,905  3,261
Total assets ......................................................................................
825,227,914  995,410,353
LIABILITIES
Collateral on securities loaned .......................................................................... 49,553,498  9,235,549
Payables:
Capital shares redeemed ............................................................................ 13,814  —
Investment advisory fees ............................................................................ 260,346  330,613
Variation margin on futures contracts .................................................................... 3,740  20,236
Total liabilities .....................................................................................
49,831,398  9,586,398
NET ASSETS .....................................................................................
$ 775,396,516  $ 985,823,955
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,109,275,941  $ 1,029,289,190
Accumulated loss .................................................................................. (333,879,425) (43,465,235)
NET ASSETS .....................................................................................
$ 775,396,516  $ 985,823,955
NET ASSET VALUE
Shares outstanding ................................................................................. 3,650,000  11,950,000
Net asset value .................................................................................... $ 212.44  $ 82.50
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 48,725,176  $ 8,872,004
(b)
Investments, at cost — unaffiliated ..................................................................... $ 980,023,245  $ 989,226,162
(c)
Investments, at cost — affiliated ....................................................................... $ 50,756,574  $ 11,268,448

2022
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended October 31, 2022
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 12,437,204  $ 29,213,485  $ 29,546,175  $ 13,209,449
Dividends — affiliated .............................................. 76,053  374,969  774,751  13,313
Interest — unaffiliated .............................................. 589  1,978  1,470  236
Securities lending income — affiliated — net ............................... 94,209  200,383  209,144  17,015
Foreign taxes withheld ............................................. (3,298) (13,293) (15,458) (3,175)
Total investment income ..............................................
12,604,757  29,777,522  30,516,082  13,236,838
EXPENSES
Investment advisory ............................................... 1,490,874  4,554,300  4,236,780  1,935,378
Total expenses .................................................... 1,490,874  4,554,300  4,236,780  1,935,378
Net investment income ...............................................
11,113,883  25,223,222  26,279,302  11,301,460
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (8,790,917) (12,836,008) (49,289,347) (71,101,370)
Investments — affiliated ........................................... (13,941) (70,760) (146,838) 4,940
Futures contracts ............................................... (514,913) (857,023) (904,820) (701,490)
In-kind redemptions — unaffiliated
(a)
................................... 26,018,453  70,926,734  56,378,284  8,121,590
In-kind redemptions — affiliated
(a)
.................................... 63,745  350,173  999,460  —
16,762,427  57,513,116  7,036,739  (63,676,330)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (122,285,768) (389,848,063) (257,658,031) (121,950,748)
Investments — affiliated ........................................... 62,273  375,343  633,877  (201)
Futures contracts ............................................... 247,747  505,645  241,054  101,005
(121,975,748) (388,967,075) (256,783,100) (121,849,944)
Net realized and unrealized loss .........................................
(105,213,321) (331,453,959) (249,746,361) (185,526,274)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (94,099,438) $ (306,230,737) $ (223,467,059) $ (174,224,814)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,523,659  $ 20,708,372  $ 55,778,829  $ 16,781,190
Dividends — affiliated .............................................. 8,993  18,535  37,258  636,663
Interest — unaffiliated .............................................. 263  881  718  331
Securities lending income — affiliated — net ............................... 172,166  41,593  99,081  88,524
Foreign taxes withheld ............................................. —  —  —  (3,787)
Total investment income ..............................................
3,705,081  20,769,381  55,915,886  17,502,921
EXPENSES
Investment advisory ............................................... 1,511,702  2,875,851  5,181,472  3,075,576
Total expenses .................................................... 1,511,702  2,875,851  5,181,472  3,075,576
Net investment income ...............................................
2,193,379  17,893,530  50,734,414  14,427,345
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (33,498,284) (9,888,253) (16,628,094) (16,289,017)
Investments — affiliated ........................................... 18,541  7,154  25,977  (625,815)
Futures contracts ............................................... (68,341) (353,446) 2,093,404  (566,080)
In-kind redemptions — unaffiliated
(a)
................................... 3,096,176  32,676,639  611,287,756  45,114,598
In-kind redemptions — affiliated
(a)
.................................... —  —  —  1,377,708
(30,451,908) 22,442,094  596,779,043  29,011,394
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (44,539,103) (78,670,405) (145,173,075) (94,481,177)
Investments — affiliated ........................................... (6,928) (1,906) (6,192) (22,559)
Futures contracts ............................................... 10,487  371,646  671,566  549,087
(44,535,544) (78,300,665) (144,507,701) (93,954,649)
Net realized and unrealized gain (loss) ....................................
(74,987,452) (55,858,571) 452,271,342  (64,943,255)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (72,794,073) $ (37,965,041) $ 503,005,756  $ (50,515,910)
(a)
See Note 2 of the Notes to Financial Statements.

2022
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2022
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 22,376,329  $ 23,251,377  $ 8,772,832  $ 29,215,649
Dividends — affiliated .............................................. 798,303  37,810  13,884  80,694
Interest — unaffiliated .............................................. 499  1,348  511  3,096
Securities lending income — affiliated — net ............................... 130,762  77,116  52,793  141,415
Foreign taxes withheld ............................................. (4,477) —  (989) (29,388)
Total investment income ..............................................
23,301,416  23,367,651  8,839,031  29,411,466
EXPENSES
Investment advisory ............................................... 4,027,026  6,004,550  2,289,536  13,703,182
Total expenses .................................................... 4,027,026  6,004,550  2,289,536  13,703,182
Net investment income ...............................................
19,274,390  17,363,101  6,549,495  15,708,284
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (23,886,048) (11,934,340) (10,043,412) (75,340,303)
Investments — affiliated ........................................... (374,445) (5,791) 3,416  (25,158)
Futures contracts ............................................... (891,260) (200,040) (198,834) (1,386,707)
In-kind redemptions — unaffiliated
(a)
................................... 28,949,381  76,667,829  35,173,006  266,414,336
In-kind redemptions — affiliated
(a)
.................................... (198,569) —  —  —
3,599,059  64,527,658  24,934,176  189,662,168
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (25,906,764) (39,529,900) (80,196,483) (1,213,147,685)
Investments — affiliated ........................................... 2,027,723  (11,487) (2,049) (1,472)
Futures contracts ............................................... 606,979  442,307  143,652  246,802
(23,272,062) (39,099,080) (80,054,880) (1,212,902,355)
Net realized and unrealized gain (loss) ....................................
(19,673,003) 25,428,578  (55,120,704) (1,023,240,187)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (398,613) $ 42,791,679  $ (48,571,209) $ (1,007,531,903)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2022
Financial Statements
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 7,850,116  $ 14,023,667
Dividends — affiliated .............................................................................. 10,590  14,796
Interest — unaffiliated .............................................................................. 122  274
Securities lending income — affiliated — net ............................................................... 101,554  5,643
Foreign taxes withheld ............................................................................. —  (10,170)
Total investment income ..............................................................................
7,962,382  14,034,210
EXPENSES
Investment advisory ............................................................................... 1,786,924  2,051,901
Total expenses .................................................................................... 1,786,924  2,051,901
Net investment income ...............................................................................
6,175,458  11,982,309
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (18,888,199) (1,734,691)
Investments — affiliated ........................................................................... 5,343  (4,848)
Futures contracts ............................................................................... (412,835) (99,806)
In-kind redemptions — unaffiliated
(a)
................................................................... (27,713,740) 26,982,836
(47,009,431) 25,143,491
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (86,643,119) (85,914,474)
Investments — affiliated ........................................................................... (15,164) (173)
Futures contracts ............................................................................... 67,391  (168,071)
(86,590,892) (86,082,718)
Net realized and unrealized loss .........................................................................
(133,600,323) (60,939,227)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (127,424,865) $ (48,956,918)
(a)
See Note 2 of the Notes to Financial Statements.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400 Social ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,113,883  $ 19,037,512  $ 25,223,222  $ 39,114,060
Net realized gain ............................................. 16,762,427  73,031,487  57,513,116  199,779,878
Net change in unrealized appreciation (depreciation) ..................... (121,975,748) (135,465,859) (388,967,075) (328,578,348)
Net decrease in net assets resulting from operations .......................
(94,099,438) (43,396,860) (306,230,737) (89,684,410)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(10,372,284) (18,957,187) (23,885,665) (39,133,562)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
30,075,941  8,199,868  250,264,201  633,066,989
NET ASSETS
Total increase (decrease) in net assets ................................ (74,395,781) (54,154,179) (79,852,201) 504,249,017
Beginning of period .............................................
1,559,426,251  1,613,580,430  3,613,714,403  3,109,465,386
End of period .................................................
$ 1,485,030,470  $ 1,559,426,251  $ 3,533,862,202  $ 3,613,714,403
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 26,279,302  $ 42,956,098  $ 11,301,460  $ 14,636,599
Net realized gain (loss) ......................................... 7,036,739  334,495,226  (63,676,330) 123,620,508
Net change in unrealized appreciation (depreciation) ..................... (256,783,100) (555,738,306) (121,849,944) (93,530,036)
Net increase (decrease) in net assets resulting from operations ................
(223,467,059) (178,286,982) (174,224,814) 44,727,071
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(23,752,405) (43,477,209) (11,845,904) (13,985,668)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(158,724,523) 826,479,467  (104,812,666) 316,101,233
NET ASSETS
Total increase (decrease) in net assets ................................ (405,943,987) 604,715,276  (290,883,384) 346,842,636
Beginning of period .............................................
3,662,646,233  3,057,930,957  1,126,326,139  779,483,503
End of period .................................................
$ 3,256,702,246  $ 3,662,646,233  $ 835,442,755  $ 1,126,326,139
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,193,379  $ 5,281,075  $ 17,893,530  $ 15,447,986
Net realized gain (loss) ......................................... (30,451,908) 375,899,658  22,442,094  123,499,256
Net change in unrealized appreciation (depreciation) ..................... (44,535,544) (549,426,537) (78,300,665) (28,423,614)
Net increase (decrease) in net assets resulting from operations ................
(72,794,073) (168,245,804) (37,965,041) 110,523,628
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,342,601) (5,634,523) (16,011,983) (13,054,119)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(86,460,075) (552,919,725) 615,922,977  345,936,728
NET ASSETS
Total increase (decrease) in net assets ................................ (161,596,749) (726,800,052) 561,945,953  443,406,237
Beginning of period .............................................
856,865,879  1,583,665,931  1,134,954,329  691,548,092
End of period .................................................
$ 695,269,130  $ 856,865,879  $ 1,696,900,282  $ 1,134,954,329
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 50,734,414  $ 89,420,483  $ 14,427,345  $ 35,975,249
Net realized gain ............................................. 596,779,043  42,606,614  29,011,394  119,902,551
Net change in unrealized appreciation (depreciation) ..................... (144,507,701) 1,040,590,620  (93,954,649) (394,690,665)
Net increase (decrease) in net assets resulting from operations ................
503,005,756  1,172,617,717  (50,515,910) (238,812,865)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(47,532,504) (92,818,427) (15,675,871) (34,305,475)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,651,536,969) 370,522,917  (533,207,262) 666,824,707
NET ASSETS
Total increase (decrease) in net assets ................................ (1,196,063,717) 1,450,322,207  (599,399,043) 393,706,367
Beginning of period .............................................
3,552,780,964  2,102,458,757  2,029,031,311  1,635,324,944
End of period .................................................
$ 2,356,717,247  $ 3,552,780,964  $ 1,429,632,268  $ 2,029,031,311
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 19,274,390  $ 34,107,926  $ 17,363,101  $ 29,784,855
Net realized gain ............................................. 3,599,059  270,944,230  64,527,658  246,745,700
Net change in unrealized appreciation (depreciation) ..................... (23,272,062) (411,469,851) (39,099,080) (175,109,337)
Net increase (decrease) in net assets resulting from operations ................
(398,613) (106,417,695) 42,791,679  101,421,218
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(17,500,691) (33,553,578) (18,085,226) (29,723,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(33,045,404) (113,282,168) 378,271,602  190,045,697
NET ASSETS
Total increase (decrease) in net assets ................................ (50,944,708) (253,253,441) 402,978,055  261,743,524
Beginning of period .............................................
2,099,948,853  2,353,202,294  2,826,782,422  2,565,038,898
End of period .................................................
$ 2,049,004,145  $ 2,099,948,853  $ 3,229,760,477  $ 2,826,782,422
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,549,495  $ 13,236,270  $ 15,708,284  $ 20,748,046
Net realized gain ............................................. 24,934,176  232,088,818  189,662,168  1,677,115,088
Net change in unrealized appreciation (depreciation) ..................... (80,054,880) (409,382,465) (1,212,902,355) (2,050,780,033)
Net decrease in net assets resulting from operations .......................
(48,571,209) (164,057,377) (1,007,531,903) (352,916,899)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(6,338,736) (13,540,660) (14,975,836) (25,450,503)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(153,881,231) (271,270,619) 1,698,472,228  459,545,739
NET ASSETS
Total increase (decrease) in net assets ................................ (208,791,176) (448,868,656) 675,964,489  81,178,337
Beginning of period .............................................
1,249,091,890  1,697,960,546  7,338,433,566  7,257,255,229
End of period .................................................
$ 1,040,300,714  $ 1,249,091,890  $ 8,014,398,055  $ 7,338,433,566
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2022
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,175,458  $ 13,777,334  $ 11,982,309  $ 20,046,136
Net realized gain (loss) ......................................... (47,009,431) 334,381,771  25,143,491  (4,380,587)
Net change in unrealized appreciation (depreciation) ..................... (86,590,892) (518,965,588) (86,082,718) 55,725,844
Net increase (decrease) in net assets resulting from operations ................
(127,424,865) (170,806,483) (48,956,918) 71,391,393
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,724,724) (14,205,923) (11,361,799) (20,890,534)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(269,729,908) (781,017,714) 75,152,451  98,397,603
NET ASSETS
Total increase (decrease) in net assets ................................ (402,879,497) (966,030,120) 14,833,734  148,898,462
Beginning of period .............................................
1,178,276,013  2,144,306,133  970,990,221  822,091,759
End of period .................................................
$ 775,396,516  $ 1,178,276,013  $ 985,823,955  $ 970,990,221
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ......
$ 101.26  $ 105.12  $ 71.50  $ 73.44  $ 66.25  $ 59.73
Net investment income
(b)
.............. 0 .72  1 .23  1 .19  1 .28  1 .20  1 .10
Net realized and unrealized gain (loss)
(c)
....
( 6 .72 ) ( 3 .87 ) 33.68  ( 1 .75 ) 7 .23  6 .51
Net increase (decrease) from investment
operations ........................
( 6 .00 ) ( 2 .64 ) 34.87  ( 0 .47 ) 8 .43  7 .61
Distributions from net investment income
(d)
.... ( 0 .67 ) ( 1 .22 ) ( 1 .25 ) ( 1 .47 ) ( 1 .24 ) ( 1 .09 )
Net asset value, end of period ...........
$ 94.59  $ 101.26  $ 105.12  $ 71.50  $ 73.44  $ 66.25
Total Return
(e)
– – – – – –
Based on net asset value ...............
( 5 .91 ) %
(f)
( 2 .61 ) % 49.18% ( 0 .63 ) % 12.89% 12.81%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .20%
(h)
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income .................
1 .49%
(h)
1 .11% 1 .35% 1 .72% 1 .74% 1 .70%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,485,030  $ 1,559,426  $ 1,613,580  $ 1,158,276  $ 1,241,141  $ 1,126,170
Portfolio turnover rate
(i)
.................
2% 4% 4% 4% 5% 4%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI KLD 400 Social ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .......
$ 78.64  $ 80.24  $ 55.03  $ 54.88  $ 49.07  $ 44.01
Net investment income
(b)
............... 0 .52  0 .92  0 .86  0 .90  0 .83  0 .68
Net realized and unrealized gain (loss)
(c)
.....
( 6 .92 ) ( 1 .61 ) 25.19  0 .14  5 .82  5 .01
Net increase (decrease) from investment
operations .........................
( 6 .40 ) ( 0 .69 ) 26.05  1 .04  6 .65  5 .69
Distributions from net investment income
(d)
..... ( 0 .49 ) ( 0 .91 ) ( 0 .84 ) ( 0 .89 ) ( 0 .84 ) ( 0 .63 )
Net asset value, end of period ............
$ 71.75  $ 78.64  $ 80.24  $ 55.03  $ 54.88  $ 49.07
Total Return
(e)
– – – – – –
Based on net asset value ................
( 8 .14 ) %
(f)
( 0 .95 ) % 47.69% 1 .95% 13.70% 12.99%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .28% 0 .50%
Total expenses after fees waived ...........
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .48%
Net investment income ..................
1 .38%
(h)
1 .07% 1 .27% 1 .61% 1 .61% 1 .43%
Supplemental Data
Net assets, end of period (000) ............
$ 3,533,862  $ 3,613,714  $ 3,109,465  $ 1,793,824  $ 1,415,953  $ 1,035,423
Portfolio turnover rate
(i)
..................
2% 6% 5% 6% 13% 11%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .......
$ 88.58  $ 92.11  $ 61.68  $ 61.08  $ 55.42  $ 49.86
Net investment income
(b)
............... 0 .66  1 .09  1 .03  1 .00  0 .98  0 .84
Net realized and unrealized gain (loss)
(c)
.....
( 6 .09 ) ( 3 .54 ) 30.38  0 .65  5 .62  5 .50
Net increase (decrease) from investment
operations .........................
( 5 .43 ) ( 2 .45 ) 31.41  1 .65  6 .60  6 .34
Distributions from net investment income
(d)
..... ( 0 .60 ) ( 1 .08 ) ( 0 .98 ) ( 1 .05 ) ( 0 .94 ) ( 0 .78 )
Net asset value, end of period ............
$ 82.55  $ 88.58  $ 92.11  $ 61.68  $ 61.08  $ 55.42
Total Return
(e)
– – – – – –
Based on net asset value ................
( 6 .11 ) %
(f)
( 2 .77 ) % 51.29% 2 .76% 12.07% 12.76%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .28% 0 .50%
Total expenses after fees waived ...........
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .48%
Net investment income ..................
1 .55%
(h)
1 .11% 1 .31% 1 .61% 1 .71% 1 .56%
Supplemental Data
Net assets, end of period (000) ............
$ 3,256,702  $ 3,662,646  $ 3,057,931  $ 1,289,055  $ 1,001,715  $ 681,607
Portfolio turnover rate
(i)
..................
9% 19% 27% 13% 21% 13%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period ......
$ 140.79  $ 131.01  $ 81.27  $ 94.03  $ 97.37  $ 89.37
Net investment income
(a)
.............. 1 .47  2 .16  1 .78  1 .65  1 .63  1 .39
Net realized and unrealized gain (loss)
(b)
....
(22.22) 9 .70  49.62  (12.42) ( 3 .49 ) 8 .16
Net increase (decrease) from investment
operations ........................
(20.75) 11.86  51.40  (10.77) ( 1 .86 ) 9 .55
Distributions from net investment income
(c)
.... ( 1 .54 ) ( 2 .08 ) ( 1 .66 ) ( 1 .99 ) ( 1 .48 ) ( 1 .55 )
Net asset value, end of period ...........
$ 118.50  $ 140.79  $ 131.01  $ 81.27  $ 94.03  $ 97.37
Total Return
(d)
– – – – – –
Based on net asset value ...............
(14.75) %
(e)
9 .13% 63.81% (11.59) % ( 1 .89 ) % 10.74%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .39% 0 .41% 0 .43% 0 .42% 0 .43%
Net investment income .................
2 .35%
(g)
1 .60% 1 .64% 1 .83% 1 .71% 1 .44%
Supplemental Data
Net assets, end of period (000) ...........
$ 835,443  $ 1,126,326  $ 779,484  $ 256,007  $ 423,128  $ 632,934
Portfolio turnover rate
(h)
.................
26% 47% 28% 11% 28% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ......
$ 66.68  $ 78.01  $ 51.17  $ 54.31  $ 46.36  $ 41.31
Net investment income
(b)
.............. 0 .18  0 .31  0 .44  0 .52  0 .40  0 .45
Net realized and unrealized gain (loss)
(c)
....
( 5 .40 ) (11.31) 26.82  ( 3 .11 ) 7 .94  5 .03
Net increase (decrease) from investment
operations ........................
( 5 .22 ) (11.00) 27.26  ( 2 .59 ) 8 .34  5 .48
Distributions from net investment income
(d)
.... ( 0 .20 ) ( 0 .33 ) ( 0 .42 ) ( 0 .55 ) ( 0 .39 ) ( 0 .43 )
Net asset value, end of period ...........
$ 61.26  $ 66.68  $ 78.01  $ 51.17  $ 54.31  $ 46.36
Total Return
(e)
– – – – – –
Based on net asset value ...............
( 7 .83 ) %
(f)
(14.16) % 53.48% ( 4 .79 ) % 18.09% 13.35%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .39% 0 .41% 0 .43% 0 .42% 0 .43%
Net investment income .................
0 .58%
(h)
0 .39% 0 .67% 0 .96% 0 .81% 1 .04%
Supplemental Data
Net assets, end of period (000) ...........
$ 695,269  $ 856,866  $ 1,583,666  $ 798,171  $ 934,120  $ 741,682
Portfolio turnover rate
(i)
.................
14% 45% 20% 31% 15% 10%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period ......
$ 206.36  $ 181.99  $ 119.38  $ 123.43  $ 114.08  $ 119.04
Net investment income
(a)
.............. 2 .46  3 .80  2 .44  2 .77  3 .04  2 .50
Net realized and unrealized gain (loss)
(b)
....
( 9 .37 ) 23.80  62.57  ( 3 .83 ) 9 .24  ( 5 .24 )
Net increase (decrease) from investment
operations ........................
( 6 .91 ) 27.60  65.01  ( 1 .06 ) 12.28  ( 2 .74 )
Distributions from net investment income
(c)
.... ( 2 .14 ) ( 3 .23 ) ( 2 .40 ) ( 2 .99 ) ( 2 .93 ) ( 2 .22 )
Net asset value, end of period ...........
$ 197.31  $ 206.36  $ 181.99  $ 119.38  $ 123.43  $ 114.08
Total Return
(d)
– – – – – –
Based on net asset value ...............
( 3 .30 ) %
(e)
15.33% 54.87% ( 0 .86 ) % 10.95% ( 2 .41 ) %
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .39% 0 .41% 0 .43% 0 .42% 0 .43%
Net investment income .................
2 .50%
(g)
1 .99% 1 .57% 2 .22% 2 .61% 2 .05%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,696,900  $ 1,134,954  $ 691,548  $ 471,555  $ 469,043  $ 433,499
Portfolio turnover rate
(h)
.................
3% 33% 4% 5% 4% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period ......
$ 39.92  $ 26.40  $ 20.06  $ 35.96  $ 40.47  $ 37.27
Net investment income
(a)
.............. 0 .84  1 .07  0 .80  1 .02  0 .89  1 .07
Net realized and unrealized gain (loss)
(b)
....
8 .41  13.56  6 .36  (14.81) ( 4 .43 ) 3 .25
Net increase (decrease) from investment
operations ........................
9 .25  14.63  7 .16  (13.79) ( 3 .54 ) 4 .32
Distributions from net investment income
(c)
.... ( 0 .83 ) ( 1 .11 ) ( 0 .82 ) ( 2 .11 ) ( 0 .97 ) ( 1 .12 )
Net asset value, end of period ...........
$ 48.34  $ 39.92  $ 26.40  $ 20.06  $ 35.96  $ 40.47
Total Return
(d)
– – – – – –
Based on net asset value ...............
23.55%
(e)
56.56% 37.20% (39.91) % ( 8 .83 ) % 11.92%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .39% 0 .41% 0 .42% 0 .42% 0 .43%
Net investment income .................
3 .95%
(g)
3 .38% 3 .62% 3 .42% 2 .33% 2 .87%
Supplemental Data
Net assets, end of period (000) ...........
$ 2,356,717  $ 3,552,781  $ 2,102,459  $ 459,456  $ 789,226  $ 1,088,740
Portfolio turnover rate
(h)
.................
7% 17% 15% 12% 6% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period ......
$ 162.97  $ 182.72  $ 115.36  $ 136.07  $ 130.98  $ 108.38
Net investment income
(a)
.............. 1 .49  2 .76  2 .52  2 .58  2 .17  1 .73
Net realized and unrealized gain (loss)
(b)
....
( 3 .97 ) (19.91) 67.20  (20.69) 5 .12  22.56
Net increase (decrease) from investment
operations ........................
( 2 .48 ) (17.15) 69.72  (18.11) 7 .29  24.29
Distributions from net investment income
(c)
.... ( 1 .64 ) ( 2 .60 ) ( 2 .36 ) ( 2 .60 ) ( 2 .20 ) ( 1 .69 )
Net asset value, end of period ...........
$ 158.85  $ 162.97  $ 182.72  $ 115.36  $ 136.07  $ 130.98
Total Return
(d)
– – – – – –
Based on net asset value ...............
( 1 .47 ) %
(e)
( 9 .57 ) % 61.14% (13.46) % 5 .72% 22.53%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .39% 0 .41% 0 .42% 0 .42% 0 .43%
Net investment income .................
1 .89%
(g)
1 .46% 1 .85% 1 .90% 1 .68% 1 .40%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,429,632  $ 2,029,031  $ 1,635,325  $ 865,166  $ 1,435,523  $ 1,643,780
Portfolio turnover rate
(h)
.................
2% 5% 7% 7% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .......
$ 75.81  $ 80.18  $ 53.39  $ 62.97  $ 58.86  $ 51.90
Net investment income
(b)
............... 0 .71  1 .20  1 .09  1 .17  1 .04  0 .91
Net realized and unrealized gain (loss)
(c)
.....
( 0 .41 ) ( 4 .38 ) 26.76  ( 9 .55 ) 4 .16  6 .95
Net increase (decrease) from investment
operations .........................
0 .30  ( 3 .18 ) 27.85  ( 8 .38 ) 5 .20  7 .86
Distributions from net investment income
(d)
..... ( 0 .64 ) ( 1 .19 ) ( 1 .06 ) ( 1 .20 ) ( 1 .09 ) ( 0 .90 )
Net asset value, end of period ............
$ 75.47  $ 75.81  $ 80.18  $ 53.39  $ 62.97  $ 58.86
Total Return
(e)
– – – – – –
Based on net asset value ................
0 .46%
(f)
( 4 .11 ) % 52.80% (13.47) % 9 .01% 15.21%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .40%
(h)
0 .39% 0 .41% 0 .42% 0 .42% 0 .43%
Net investment income ..................
1 .93%
(h)
1 .42% 1 .72% 1 .85% 1 .75% 1 .59%
Supplemental Data
Net assets, end of period (000) ............
$ 2,049,004  $ 2,099,949  $ 2,353,202  $ 1,233,235  $ 1,693,736  $ 2,295,315
Portfolio turnover rate
(i)
..................
5% 24% 9% 6% 8% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period .......
$ 273.12  $ 263.08  $ 212.48  $ 188.15  $ 173.95  $ 158.62
Net investment income
(a)
............... 1 .57  2 .89  2 .65  2 .49  2 .26  1 .99
Net realized and unrealized gain
(b)
.........
2 .98  10.00  50.86  24.38  15.50  15.31
Net increase from investment operations ......
4 .55  12.89  53.51  26.87  17.76  17.30
Distributions from net investment income
(c)
..... ( 1 .62 ) ( 2 .85 ) ( 2 .91 ) ( 2 .54 ) ( 3 .56 ) ( 1 .97 )
Net asset value, end of period ............
$ 276.05  $ 273.12  $ 263.08  $ 212.48  $ 188.15  $ 173.95
Total Return
(d)
– – – – – –
Based on net asset value ................
1 .71%
(e)
4 .86% 25.40% 14.44% 10.27% 10.93%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .40%
(g)
0 .39% 0 .41% 0 .43% 0 .43% 0 .43%
Net investment income ..................
1 .16%
(g)
1 .03% 1 .13% 1 .25% 1 .19% 1 .16%
Supplemental Data
Net assets, end of period (000) ............
$ 3,229,760  $ 2,826,782  $ 2,565,039  $ 2,432,933  $ 2,097,818  $ 1,800,336
Portfolio turnover rate
(h)
..................
2% 7% 6% 5% 6% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ......
$ 97.59  $ 110.26  $ 68.98  $ 79.12  $ 70.80  $ 64.30
Net investment income
(b)
.............. 0 .54  0 .89  0 .90  1 .03  0 .95  0 .89
Net realized and unrealized gain (loss)
(c)
....
( 3 .48 ) (12.64) 41.28  (10.11) 8 .39  6 .53
Net increase (decrease) from investment
operations ........................
( 2 .94 ) (11.75) 42.18  ( 9 .08 ) 9 .34  7 .42
Distributions from net investment income
(d)
.... ( 0 .51 ) ( 0 .92 ) ( 0 .90 ) ( 1 .06 ) ( 1 .02 ) ( 0 .92 )
Net asset value, end of period ...........
$ 94.14  $ 97.59  $ 110.26  $ 68.98  $ 79.12  $ 70.80
Total Return
(e)
– – – – – –
Based on net asset value ...............
( 2 .98 ) %
(f)
(10.75) % 61.51% (11.57) % 13.34% 11.57%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .40%
(h)
0 .39% 0 .41% 0 .42% 0 .42% 0 .43%
Net investment income .................
1 .15%
(h)
0 .81% 0 .99% 1 .32% 1 .29% 1 .27%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,040,301  $ 1,249,092  $ 1,697,961  $ 682,848  $ 941,547  $ 1,033,654
Portfolio turnover rate
(i)
.................
2% 26% 5% 4% 5% 7%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .......
$ 89.60  $ 92.98  $ 58.58  $ 50.85  $ 41.99  $ 34.55
Net investment income
(b)
............... 0 .19  0 .25  0 .37  0 .48  0 .40  0 .32
Net realized and unrealized gain (loss)
(c)
.....
(13.24) ( 3 .33 ) 34.42  7 .75  8 .84  7 .46
Net increase (decrease) from investment
operations .........................
(13.05) ( 3 .08 ) 34.79  8 .23  9 .24  7 .78
Distributions from net investment income
(d)
..... ( 0 .19 ) ( 0 .30 ) ( 0 .39 ) ( 0 .50 ) ( 0 .38 ) ( 0 .34 )
Net asset value, end of period ............
$ 76.36  $ 89.60  $ 92.98  $ 58.58  $ 50.85  $ 41.99
Total Return
(e)
– – – – – –
Based on net asset value ................
(14.57) %
(f)
( 3 .35 ) % 59.56% 16.34% 22.10% 22.62%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .40%
(h)
0 .39% 0 .41% 0 .43% 0 .42% 0 .43%
Net investment income ..................
0 .46%
(h)
0 .24% 0 .47% 0 .89% 0 .87% 0 .80%
Supplemental Data
Net assets, end of period (000) ............
$ 8,014,398  $ 7,338,434  $ 7,257,255  $ 4,862,141  $ 4,271,433  $ 4,031,372
Portfolio turnover rate
(i)
..................
6% 13% 12% 16% 19% 15%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Year Ended
04/30/18
Net asset value, beginning of period ......
$ 242.94  $ 269.72  $ 149.76  $ 195.07  $ 187.76  $ 163.83
Net investment income
(a)
.............. 1 .57  2 .08  1 .95  2 .55  2 .12  1 .91
Net realized and unrealized gain (loss)
(b)
....
(30.70) (26.68) 119.89  (45.09) 7 .34  24.02
Net increase (decrease) from investment
operations ........................
(29.13) (24.60) 121.84  (42.54) 9 .46  25.93
Distributions from net investment income
(c)
.... ( 1 .37 ) ( 2 .18 ) ( 1 .88 ) ( 2 .77 ) ( 2 .15 ) ( 2 .00 )
Net asset value, end of period ...........
$ 212.44  $ 242.94  $ 269.72  $ 149.76  $ 195.07  $ 187.76
Total Return
(d)
– – – – – –
Based on net asset value ...............
(11.99) %
(e)
( 9 .18 ) % 81.75% (21.92) % 5 .12% 15.88%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .40%
(g)
0 .39% 0 .41% 0 .42% 0 .42% 0 .43%
Net investment income .................
1 .39%
(g)
0 .80% 0 .90% 1 .40% 1 .11% 1 .07%
Supplemental Data
Net assets, end of period (000) ...........
$ 775,397  $ 1,178,276  $ 2,144,306  $ 456,765  $ 575,444  $ 807,349
Portfolio turnover rate
(h)
.................
5% 72% 80% 35% 17% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2022
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .......
$ 87.48  $ 82.62  $ 71.20  $ 74.36  $ 65.22  $ 64.65
Net investment income
(b)
............... 1 .03  1 .98  2 .10  2 .10  2 .02  1 .90
Net realized and unrealized gain (loss)
(c)
.....
( 5 .03 ) 4 .95  11.60  ( 3 .06 ) 9 .06  0 .42
Net increase (decrease) from investment
operations .........................
( 4 .00 ) 6 .93  13.70  ( 0 .96 ) 11.08  2 .32
Distributions from net investment income
(d)
..... ( 0 .98 ) ( 2 .07 ) ( 2 .28 ) ( 2 .20 ) ( 1 .94 ) ( 1 .75 )
Net asset value, end of period ............
$ 82.50  $ 87.48  $ 82.62  $ 71.20  $ 74.36  $ 65.22
Total Return
(e)
– – – – – –
Based on net asset value ................
( 4 .63 ) %
(f)
8 .52% 19.66% ( 1 .39 ) % 17.29% 3 .59%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .40%
(h)
0 .39% 0 .41% 0 .43% 0 .43% 0 .43%
Net investment income ..................
2 .35%
(h)
2 .35% 2 .78% 2 .70% 2 .94% 2 .86%
Supplemental Data
Net assets, end of period (000) ............
$ 985,824  $ 970,990  $ 822,092  $ 875,673  $ 810,455  $ 606,486
Portfolio turnover rate
(i)
..................
2% 14% 5% 4% 6% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
MSCI KLD 400 Social .................................................................................................. Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 842,416 $ (842,416) $ — $ —
Barclays Capital, Inc. ............................................. 86 (86) — —
BMO Capital Markets Corp. ......................................... 220,152 (220,152) — —
BNP Paribas SA ................................................. 3,995,722 (3,995,467) — 255
BofA Securities, Inc. .............................................. 854,004 (854,004) — —
Citigroup Global Markets, Inc. ........................................ 2,669,480 (2,669,480) — —
Goldman Sachs & Co. LLC ......................................... 6,111,704 (6,111,704) — —
HSBC Bank PLC ................................................ 59,055 (59,055) — —
J.P. Morgan Securities LLC ......................................... 2,795,737 (2,795,737) — —
Jefferies LLC ................................................... 58,077 (58,077) — —
Morgan Stanley ................................................. 1,237,137 (1,237,137) — —
National Financial Services LLC ...................................... 283,093 (283,093) — —
Natixis SA ..................................................... 28,065 (28,009) — 56
RBC Capital Markets LLC .......................................... 1,000,603 (1,000,603) — —
Scotia Capital (USA), Inc. .......................................... 395,847 (384,996) — 10,851
Toronto-Dominion Bank ............................................ 1,460,022 (1,460,022) — —
UBS AG ...................................................... 407,482 (407,482) — —
UBS Securities LLC .............................................. 1,050,023 (1,050,023) — —
Wells Fargo Bank N.A. ............................................ 334,373 (334,373) — —
Wells Fargo Securities LLC ......................................... 473,572 (473,572) — —
$ 24,276,650 $ (24,265,488)
$ —
$ 11,162
a
MSCI KLD 400 Social
Barclays Bank PLC ............................................... 9,446 (9,446) — —
Barclays Capital, Inc. ............................................. 138,719 (138,719) — —
BNP Paribas SA ................................................. 877,205 (877,205) — —
Citigroup Global Markets, Inc. ........................................ 1,050,487 (1,050,487) — —
Goldman Sachs & Co. LLC ......................................... 1,769,326 (1,769,326) — —
HSBC Bank PLC ................................................ 78,794 (78,794) — —
J.P. Morgan Securities LLC ......................................... 86,236 (86,236) — —
Jefferies LLC ................................................... 981,367 (981,367) — —
Morgan Stanley ................................................. 1,822,970 (1,822,970) — —
National Financial Services LLC ...................................... 92,304 (92,304) — —
RBC Capital Markets LLC .......................................... 1,861,063 (1,861,063) — —
Scotia Capital (USA), Inc. .......................................... 143,652 (143,652) — —
Toronto-Dominion Bank ............................................ 129,044 (129,044) — —
Virtu Americas LLC ............................................... 319,714 (319,714) — —
Wells Fargo Bank N.A. ............................................ 22,947 (22,947) — —
$ 9,383,274 $ (9,383,274)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA ESG Select
Barclays Bank PLC ............................................... $ 10,060 $ (10,060) $ — $ —
Barclays Capital, Inc. ............................................. 6,116 (6,116) — —
BNP Paribas SA ................................................. 4,758,785 (4,758,785) — —
BofA Securities, Inc. .............................................. 6,334,027 (6,334,027) — —
Goldman Sachs & Co. LLC ......................................... 18,409 (18,409) — —
HSBC Bank PLC ................................................ 351,105 (351,105) — —
J.P. Morgan Securities LLC ......................................... 2,184,328 (2,184,328) — —
Morgan Stanley ................................................. 2,854,771 (2,854,771) — —
National Financial Services LLC ...................................... 1,348,536 (1,348,536) — —
Scotia Capital (USA), Inc. .......................................... 55,048 (55,048) — —
SG Americas Securities LLC ........................................ 2,071,600 (2,071,600) — —
State Street Bank & Trust Co. ........................................ 4,009,424 (4,009,424) — —
UBS Securities LLC .............................................. 1,388,100 (1,388,100) — —
$ 25,390,309 $ (25,390,309)
$ —
$ —
a
U.S. Basic Materials
BNP Paribas SA ................................................. 4,376,331 (4,376,331) — —
Citigroup Global Markets, Inc. ........................................ 4,928,518 (4,928,518) — —
Credit Suisse Securities (USA) LLC .................................... 84,775 (84,775) — —
Deutsche Bank Securities, Inc. ....................................... 3,334 (3,334) — —
Goldman Sachs & Co. LLC ......................................... 1,528,115 (1,528,115) — —
Morgan Stanley ................................................. 1,257,745 (1,257,745) — —
Toronto-Dominion Bank ............................................ 115,920 (115,920) — —
$ 12,294,738 $ (12,294,738)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 1,188,663 (1,187,252) — 1,411
Barclays Capital, Inc. ............................................. 2,043 (2,043) — —
BNP Paribas SA ................................................. 1,558,876 (1,552,264) — 6,612
BofA Securities, Inc. .............................................. 12,125 (12,125) — —
Citigroup Global Markets, Inc. ........................................ 801,357 (801,357) — —
Goldman Sachs & Co. LLC ......................................... 1,927,015 (1,927,015) — —
HSBC Bank PLC ................................................ 599,065 (599,065) — —
J.P. Morgan Securities LLC ......................................... 1,583,233 (1,583,233) — —
Jefferies LLC ................................................... 1,990,585 (1,990,585) — —
Morgan Stanley ................................................. 1,347,752 (1,347,752) — —
National Financial Services LLC ...................................... 1,167,584 (1,167,584) — —
Natixis SA ..................................................... 5,168 (5,165) — 3
RBC Capital Markets LLC .......................................... 1,443,610 (1,437,707) — 5,903
SG Americas Securities LLC ........................................ 266,775 (266,775) — —
State Street Bank & Trust Co. ........................................ 801,649 (801,649) — —
UBS AG ...................................................... 93,445 (93,445) — —
Virtu Americas LLC ............................................... 1,318,531 (1,318,531) — —
Wells Fargo Securities LLC ......................................... 52,639 (52,639) — —
$ 16,160,115 $ (16,146,186)
$ —
$ 13,929
a
U.S. Consumer Staples
HSBC Bank PLC ................................................ 10,788 (10,788) — —
Morgan Stanley ................................................. 8,060,468 (8,060,468) — —
Natixis SA ..................................................... 4,716 (4,716) — —
State Street Bank & Trust Co. ........................................ 158,634 (158,634) — —
$ 8,234,606 $ (8,234,606)
$ —
$ —
a
U.S. Energy
Barclays Bank PLC ............................................... 3,349,678 (3,349,678) — —
BofA Securities, Inc. .............................................. 1,870,477 (1,870,477) — —
Goldman Sachs & Co. LLC ......................................... 3,735,123 (3,735,123) — —
J.P. Morgan Securities LLC ......................................... 2,122,864 (2,122,864) — —
Jefferies LLC ................................................... 34,950 (34,950) — —
UBS Securities LLC .............................................. 1,919,218 (1,919,218) — —
$ 13,032,310 $ (13,032,310)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Financial Services
Barclays Bank PLC ............................................... $ 560,696 $ (560,696) $ — $ —
BNP Paribas SA ................................................. 5,507,215 (5,507,215) — —
Citigroup Global Markets, Inc. ........................................ 4,191 (4,191) — —
Goldman Sachs & Co. LLC ......................................... 307,851 (307,776) — 75
J.P. Morgan Securities LLC ......................................... 633,663 (633,663) — —
Morgan Stanley ................................................. 727,448 (727,448) — —
RBC Capital Markets LLC .......................................... 25,889 (24,532) — 1,357
UBS AG ...................................................... 76,414 (76,414) — —
Wells Fargo Bank N.A. ............................................ 340,856 (340,856) — —
$ 8,184,223 $ (8,182,791)
$ —
$ 1,432
a
U.S. Financials
Barclays Bank PLC ............................................... 23,463 (23,463) — —
BNP Paribas SA ................................................. 3,017,456 (3,017,456) — —
BofA Securities, Inc. .............................................. 11,790,284 (11,790,284) — —
Citigroup Global Markets, Inc. ........................................ 7,552 (7,552) — —
Goldman Sachs & Co. LLC ......................................... 629,051 (629,051) — —
J.P. Morgan Securities LLC ......................................... 474,653 (474,653) — —
Jefferies LLC ................................................... 308,178 (308,178) — —
Morgan Stanley ................................................. 5,978,094 (5,978,094) — —
SG Americas Securities LLC ........................................ 291,965 (291,965) — —
Wells Fargo Bank N.A. ............................................ 118,036 (118,036) — —
$ 22,638,732 $ (22,638,732)
$ —
$ —
a
U.S. Healthcare
Barclays Bank PLC ............................................... 11,664,509 (11,664,509) — —
Barclays Capital, Inc. ............................................. 51,107 (51,107) — —
BMO Capital Markets Corp. ......................................... 20,100 (20,100) — —
BNP Paribas SA ................................................. 15,873,886 (15,873,886) — —
BofA Securities, Inc. .............................................. 398,633 (398,633) — —
Citigroup Global Markets, Inc. ........................................ 4,088,827 (4,088,827) — —
Goldman Sachs & Co. LLC ......................................... 7,409,176 (7,409,176) — —
HSBC Bank PLC ................................................ 239,608 (239,608) — —
J.P. Morgan Securities LLC ......................................... 11,311,886 (11,311,886) — —
Morgan Stanley ................................................. 5,840,537 (5,840,537) — —
National Financial Services LLC ...................................... 206,025 (206,025) — —
Scotia Capital (USA), Inc. .......................................... 265,600 (265,600) — —
Toronto-Dominion Bank ............................................ 20,196 (20,196) — —
UBS AG ...................................................... 480,522 (480,522) — —
UBS Securities LLC .............................................. 12,686 (12,686) — —
Virtu Americas LLC ............................................... 169,881 (169,881) — —
Wells Fargo Bank N.A. ............................................ 218,985 (218,985) — —
$ 58,272,164 $ (58,272,164)
$ —
$ —
a
U.S. Industrials
BNP Paribas SA ................................................. 1,911,515 (1,911,515) — —
Goldman Sachs & Co. LLC ......................................... 294,523 (294,523) — —
J.P. Morgan Securities LLC ......................................... 4,795,403 (4,795,403) — —
Jefferies LLC ................................................... 134,190 (134,190) — —
National Financial Services LLC ...................................... 1,504,888 (1,504,888) — —
Natixis SA ..................................................... 255,408 (255,408) — —
RBC Capital Markets LLC .......................................... 3,119,804 (3,119,804) — —
SG Americas Securities LLC ........................................ 5,966,208 (5,966,208) — —
Toronto-Dominion Bank ............................................ 7,713,265 (7,713,265) — —
UBS AG ...................................................... 895,474 (892,297) — 3,177
Wells Fargo Securities LLC ......................................... 2,648 (2,648) — —
$ 26,593,326 $ (26,590,149)
$ —
$ 3,177
a

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Technology
Barclays Bank PLC ............................................... $ 232,470 $ (232,470) $ — $ —
Barclays Capital, Inc. ............................................. 1,239,193 (1,239,193) — —
BNP Paribas SA ................................................. 16,305,490 (16,305,490) — —
BofA Securities, Inc. .............................................. 786,599 (786,599) — —
Citigroup Global Markets, Inc. ........................................ 1,413,724 (1,413,724) — —
Goldman Sachs & Co. LLC ......................................... 1,479,765 (1,479,765) — —
HSBC Bank PLC ................................................ 4,820,698 (4,820,698) — —
J.P. Morgan Securities LLC ......................................... 3,200,601 (3,200,601) — —
Jefferies LLC ................................................... 30,192 (30,192) — —
Morgan Stanley ................................................. 21,005,842 (21,005,842) — —
Natixis SA ..................................................... 521 (521) — —
Scotia Capital (USA), Inc. .......................................... 4,539,554 (4,539,554) — —
SG Americas Securities LLC ........................................ 8,468,785 (8,468,785) — —
Toronto-Dominion Bank ............................................ 4,245,014 (4,245,014) — —
UBS AG ...................................................... 4,071 (4,071) — —
UBS Securities LLC .............................................. 10,854 (10,854) — —
Wells Fargo Bank N.A. ............................................ 584,986 (584,986) — —
Wells Fargo Securities LLC ......................................... 2,628,627 (2,628,627) — —
$ 70,996,986 $ (70,996,986)
$ —
$ —
a
U.S. Transportation
Barclays Bank PLC ............................................... 2,340,172 (2,340,172) — —
BNP Paribas SA ................................................. 579,771 (579,771) — —
BofA Securities, Inc. .............................................. 429,442 (429,084) — 358
Citigroup Global Markets, Inc. ........................................ 498,126 (498,126) — —
Goldman Sachs & Co. LLC ......................................... 391,852 (391,852) — —
HSBC Bank PLC ................................................ 294,594 (292,827) — 1,767
J.P. Morgan Securities LLC ......................................... 17,569,732 (17,569,732) — —
Jefferies LLC ................................................... 147,350 (147,350) — —
Morgan Stanley ................................................. 2,621,460 (2,621,460) — —
RBC Capital Markets LLC .......................................... 17,781,871 (17,781,871) — —
Scotia Capital (USA), Inc. .......................................... 273,712 (273,712) — —
State Street Bank & Trust Co. ........................................ 3,687,008 (3,687,008) — —
UBS AG ...................................................... 2,110,086 (2,097,334) — 12,752
$ 48,725,176 $ (48,710,299)
$ —
$ 14,877
a
U.S. Utilities
BMO Capital Markets Corp. ......................................... 13,498 (13,498) — —
BNP Paribas SA ................................................. 1,129,505 (1,129,505) — —
BofA Securities, Inc. .............................................. 5,997,381 (5,997,381) — —
Goldman Sachs & Co. LLC ......................................... 654,817 (654,817) — —
Jefferies LLC ................................................... 11,944 (11,944) — —
Scotia Capital (USA), Inc. .......................................... 900,400 (899,544) — 856
Wells Fargo Bank N.A. ............................................ 164,459 (164,459) — —
$ 8,872,004 $ (8,871,148)
$ —
$ 856
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 11, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI KLD 400 Social . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 27,740
MSCI KLD 400 Social ................................................................................................. 53,981
MSCI USA ESG Select ................................................................................................ 61,848
U.S. Basic Materials .................................................................................................. 7,183
U.S. Consumer Discretionary ............................................................................................ 46,204
U.S. Consumer Staples ............................................................................................... 11,971
U.S. Energy ....................................................................................................... 33,036
U.S. Financial Services ................................................................................................ 23,362
U.S. Financials ..................................................................................................... 34,187
U.S. Healthcare ..................................................................................................... 28,488
U.S. Industrials ..................................................................................................... 19,225
U.S. Technology .................................................................................................... 57,390
U.S. Transportation .................................................................................................. 33,683
U.S. Utilities ....................................................................................................... 2,421
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ................................................................. $ 6,182,244  $ 3,236,963  $ (2,768,718)
MSCI KLD 400 Social ............................................................. 6,229,352  15,854,437  (2,752,193)
MSCI USA ESG Select ............................................................ 35,258,873  78,945,549  (11,764,701)
U.S. Basic Materials .............................................................. 13,120,580  85,499,771  (23,777,379)
U.S. Consumer Discretionary ........................................................ 6,932,866  35,873,104  (14,199,944)
U.S. Consumer Staples ........................................................... 15,725,684  14,387,633  (5,981,894)
U.S. Energy ................................................................... 113,685,863  62,358,619  (23,249,439)
U.S. Financial Services ............................................................ 3,713,890  3,258,838  (6,210,132)
U.S. Financials ................................................................. 22,296,268  14,261,839  (5,508,978)
U.S. Healthcare ................................................................. 12,290,185  12,165,303  (8,455,130)
U.S. Industrials ................................................................. 10,353,523  5,080,559  (5,513,099)
U.S. Technology ................................................................ 160,926,169  90,718,805  (44,382,445)
U.S. Transportation .............................................................. 13,973,584  16,135,040  (9,091,601)
U.S. Utilities ................................................................... 2,512,597  2,621,626  (279,093)
iShares ETF Purchases  Sales
Dow Jones U.S. ................................................................................... $ 34,625,612  $ 33,766,763
MSCI KLD 400 Social ............................................................................... 63,323,972  65,617,644
MSCI USA ESG Select .............................................................................. 290,593,761  290,392,504
U.S. Basic Materials ................................................................................ 242,876,142  242,611,516
U.S. Consumer Discretionary .......................................................................... 102,726,542  103,868,417
U.S. Consumer Staples ............................................................................. 39,283,842  39,877,056
U.S. Energy ..................................................................................... 180,565,653  208,309,673

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
For the six months ended October 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases  Sales
U.S. Financial Services .............................................................................. 35,996,464  37,776,325
U.S. Financials ................................................................................... 109,707,329  107,197,290
U.S. Healthcare ................................................................................... 52,127,721  53,978,607
U.S. Industrials ................................................................................... 20,837,720  20,179,618
U.S. Technology .................................................................................. 380,912,086  384,929,107
U.S. Transportation ................................................................................ 44,335,199  45,250,348
U.S. Utilities ..................................................................................... 17,807,424  17,401,470
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 69,079,994  $ 39,078,393
MSCI KLD 400 Social ............................................................................... 398,582,397  149,772,387
MSCI USA ESG Select .............................................................................. 89,180,181  246,824,446
U.S. Basic Materials ................................................................................ 257,643,266  362,541,949
U.S. Consumer Discretionary .......................................................................... 184,469,735  270,584,992
U.S. Consumer Staples ............................................................................. 778,078,578  163,719,416
U.S. Energy ..................................................................................... 140,124,065  1,752,945,215
U.S. Financial Services .............................................................................. 168,428,000  700,233,303
U.S. Financials ................................................................................... 282,091,150  314,637,953
U.S. Healthcare ................................................................................... 613,497,384  236,005,335
U.S. Industrials ................................................................................... 129,821,672  283,331,749
U.S. Technology .................................................................................. 2,289,664,244  594,153,088
U.S. Transportation ................................................................................ 670,229,098  939,358,307
U.S. Utilities ..................................................................................... 230,402,593  155,544,450
iShares ETF Amounts
Dow Jones U.S. .....................................................................................................
$ 19,798,231
MSCI KLD 400 Social .................................................................................................
57,513,435
MSCI USA ESG Select ................................................................................................
76,836,153
U.S. Basic Materials ..................................................................................................
121,754,467
U.S. Consumer Discretionary ............................................................................................
94,893,390
U.S. Consumer Staples ...............................................................................................
32,438,823
U.S. Energy .......................................................................................................
306,213,545
U.S. Financial Services ................................................................................................
61,143,807
U.S. Financials .....................................................................................................
76,047,433
U.S. Healthcare .....................................................................................................
82,681,070
U.S. Industrials .....................................................................................................
81,960,614
U.S. Technology ....................................................................................................
64,508,835
U.S. Transportation ..................................................................................................
72,620,946
U.S. Utilities .......................................................................................................
56,939,402

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 903,074,624  $ 687,093,587  $ (79,049,480) $ 608,044,107
MSCI KLD 400 Social ........................................... 3,198,322,554  559,234,686  (217,284,387) 341,950,299
MSCI USA ESG Select .......................................... 3,480,618,214  236,079,866  (437,278,969) (201,199,103)
U.S. Basic Materials ............................................ 985,775,213  27,703,620  (166,052,067) (138,348,447)
U.S. Consumer Discretionary ...................................... 912,351,345  18,540,933  (219,179,672) (200,638,739)
U.S. Consumer Staples ......................................... 1,693,898,903  90,432,892  (82,657,128) 7,775,764
U.S. Energy ................................................. 1,705,460,357  684,749,378  (20,745,980) 664,003,398
U.S. Financial Services .......................................... 1,641,231,882  21,502,455  (225,532,722) (204,030,267)
U.S. Financials ............................................... 2,234,058,206  94,011,696  (256,934,700) (162,923,004)
U.S. Healthcare ............................................... 2,983,485,016  523,143,275  (219,398,764) 303,744,511
U.S. Industrials ............................................... 1,166,416,798  72,229,902  (171,455,330) (99,225,428)
U.S. Technology .............................................. 8,177,668,988  1,015,531,254  (1,105,358,329) (89,827,075)
U.S. Transportation ............................................ 1,039,902,630  3,282,852  (218,002,016) (214,719,164)
U.S. Utilities ................................................. 1,006,941,341  50,171,030  (62,471,800) (12,300,770)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
10/31/22
Year Ended
04/30/22
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ............................................... 700,000  $ 69,302,727  950,000  $ 106,366,538
Shares redeemed ........................................... (400,000) (39,226,786) (900,000) (98,166,670)
300,000  $ 30,075,941  50,000  $ 8,199,868
MSCI KLD 400 Social
Shares sold ............................................... 5,350,000  $ 400,824,677  12,250,000  $ 1,063,484,498
Shares redeemed ........................................... (2,050,000) (150,560,476) (5,050,000) (430,417,509)
3,300,000  $ 250,264,201  7,200,000  $ 633,066,989
MSCI USA ESG Select
Shares sold ............................................... 1,050,000  $ 89,644,102  19,200,000  $ 1,922,860,020
Shares redeemed ........................................... (2,950,000) (248,368,625) (11,050,000) (1,096,380,553)
(1,900,000) $ (158,724,523) 8,150,000  $ 826,479,467
U.S. Basic Materials
Shares sold ............................................... 2,050,000  $ 258,499,455  9,000,000  $ 1,248,095,764
Shares redeemed ........................................... (3,000,000) (363,312,121) (6,950,000) (931,994,531)
(950,000) $ (104,812,666) 2,050,000  $ 316,101,233
U.S. Consumer Discretionary
Shares sold ............................................... 3,000,000  $ 184,769,256  11,850,000  $ 940,860,027
Shares redeemed ........................................... (4,500,000) (271,229,331) (19,300,000) (1,493,779,752)
(1,500,000) $ (86,460,075) (7,450,000) $ (552,919,725)
U.S. Consumer Staples
Shares sold ............................................... 3,950,000  $ 780,165,240  3,300,000  $ 644,584,135
Shares redeemed ........................................... (850,000) (164,242,263) (1,600,000) (298,647,407)
3,100,000  $ 615,922,977  1,700,000  $ 345,936,728

Notes to Financial Statements
(unaudited) (continued)

2022
iShares Semi-Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
10/31/22
Year Ended
04/30/22
iShares ETF Shares  Amount  Shares  Amount
U.S. Energy
Shares sold ............................................... 3,350,000  $ 143,203,285  46,850,000  $ 1,499,858,858
Shares redeemed ........................................... (43,600,000) (1,794,740,254) (37,500,000) (1,129,335,941)
(40,250,000) $ (1,651,536,969) 9,350,000  $ 370,522,917
U.S. Financial Services
Shares sold ............................................... 1,100,000  $ 169,773,034  6,200,000  $ 1,168,479,105
Shares redeemed ........................................... (4,550,000) (702,980,296) (2,700,000) (501,654,398)
(3,450,000) $ (533,207,262) 3,500,000  $ 666,824,707
U.S. Financials
Shares sold ............................................... 3,800,000  $ 283,572,365  1,700,000  $ 1,427,665,055
Shares redeemed ........................................... (4,350,000) (316,617,769) (18,650,000) (1,540,947,223)
(550,000) $ (33,045,404) (1,650,000) $ (113,282,168)
U.S. Healthcare
Shares sold ............................................... 2,250,000  $ 614,783,128  3,250,000  $ 931,265,158
Shares redeemed ........................................... (900,000) (236,511,526) (2,650,000) (741,219,461)
1,350,000  $ 378,271,602  600,000  $ 190,045,697
U.S. Industrials
Shares sold ............................................... 1,400,000  $ 130,102,218  5,050,000  $ 558,646,697
Shares redeemed ........................................... (3,150,000) (283,983,449) (7,650,000) (829,917,316)
(1,750,000) $ (153,881,231) (2,600,000) $ (271,270,619)
U.S. Technology
Shares sold ............................................... 30,250,000  $ 2,293,901,683  33,200,000  $ 3,442,394,913
Shares redeemed ........................................... (7,200,000) (595,429,455) (29,350,000) (2,982,849,174)
23,050,000  $ 1,698,472,228  3,850,000  $ 459,545,739
U.S. Transportation
Shares sold ............................................... 3,000,000  $ 671,786,366  6,900,000  $ 1,790,270,650
Shares redeemed ........................................... (4,200,000) (941,516,274) (10,000,000) (2,571,288,364)
(1,200,000) $ (269,729,908) (3,100,000) $ (781,017,714)
U.S. Utilities
Shares sold ............................................... 2,650,000  $ 231,166,316  1,700,000  $ 145,456,356
Shares redeemed ........................................... (1,800,000) (156,013,865) (550,000) (47,058,753)
850,000  $ 75,152,451  1,150,000  $ 98,397,603

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares Dow Jones U.S. ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI KLD 400 Social ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA ESG Select ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Financial Services ETF, iShares
U.S. Financials ETF, iShares U.S. Utilities ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Energy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services,

Board Review and Approval of Investment Advisory Contract
(continued)

2022
iShares Semi-Annual Report to Shareholders
and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

2022
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Dow Jones U.S. .................... $ 0.671365  $ —  $ —  $ 0.671365  100% — % — % 100%
MSCI USA ESG Select ............... 0.597157  —  —  0.597157  100 — — 100
U.S. Energy ...................... 0.826596  —  —  0.826596  100 — — 100
U.S. Financials
(a)
................... 0.632663  —  0.010674  0.643337  98 — 2 100
U.S. Utilities ...................... 0.975262  —  —  0.975262  100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2022
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-401-1022
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	December 22, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 22, 2022